Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES – 98.28%
Asset-Backed Obligations – 11.77%
ABFC 2005-AQ1 Trust
4.67%, 01/25/2034(1)	$166,669	$166,116
ABFC 2006-OPT1 Trust
1.10% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036(2)	2,840,365	2,679,595
Academic Loan Funding Trust 2013-1
1.75% (1 Month LIBOR USD + 0.80%), 12/26/2044(2)(3)	760,255	715,266
Allegro CLO VII Ltd.
2.93% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031(2)(3)	12,000,000	11,191,380
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024	6,027,000	6,049,613
1.92%, 01/15/2025	1,987,000	2,001,966
1.93%, 10/17/2022	7,553,000	7,551,634
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023(3)	100,015	99,959
3.69%, 06/12/2023(3)	3,660,000	3,647,822
American Credit Acceptance Receivables Trust 2018-3
3.49%, 06/13/2022(3)	278,120	277,963
American Credit Acceptance Receivables Trust 2019-2
2.85%, 07/12/2022(3)	1,619,499	1,606,656
American Credit Acceptance Receivables Trust 2019-4
2.18%, 02/13/2023(3)	10,163,171	9,981,793
American Express Credit Account Master Trust
0.94% (1 Month LIBOR USD + 0.24%), 04/15/2024(2)	8,760,000	8,662,073
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036(3)	3,761,697	3,780,450
4.29%, 10/17/2036(3)	300,000	300,344
6.23%, 10/17/2036(3)	1,000,000	948,209
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036(3)	600,000	557,735
6.42%, 12/17/2036(3)	1,000,000	830,591
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052(3)	2,048,091	1,990,916
5.64%, 04/17/2052(3)	3,900,000	3,570,647
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052(3)	1,781,246	1,768,461
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	181,499	181,415
AmeriCredit Automobile Receivables Trust 2017-1
2.30%, 02/18/2022	733,474	730,022
2.71%, 08/18/2022	618,000	613,671
3.13%, 01/18/2023	1,387,000	1,368,592
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	5,973,098
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022	5,355,000	5,302,808
AmeriCredit Automobile Receivables Trust 2018-1
3.50%, 01/18/2024	6,000,000	5,874,067
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,624,731
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,406,556
3.36%, 02/18/2025	3,500,000	3,520,934
AmeriCredit Automobile Receivables Trust 2019-2
2.43%, 09/19/2022	1,990,153	1,983,264

AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	1,659,664	1,665,132
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025	6,100,000	5,755,130
Amortizing Residential Collateral Trust 2002-BC5
2.66% (1 Month LIBOR USD + 1.04%), 07/25/2032(2)	1,903,350	1,795,503
Anchorage Capital CLO 2013-1 Ltd.
3.10% (3 Month LIBOR USD + 1.25%), 10/13/2030(2)(3)	2,500,000	2,360,748
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
1.29% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035(2)	1,332,111	1,305,290
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
1.63% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033(2)	1,862,969	1,663,957
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
1.16% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(2)	2,144,557	2,095,107
Asset-Backed Pass-Through Certificates Series 2004-R2
1.73% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034(2)	199,579	195,378
Atlas Senior Loan Fund III Ltd.
2.52% (3 Month LIBOR USD + 0.83%), 11/17/2027(2)(3)	6,434,386	6,216,878
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026(3)	6,100,000	5,370,335
2.36%, 03/20/2026(3)	12,000,000	10,509,191
3.70%, 09/20/2024(3)	6,200,000	5,962,329
4.00%, 03/20/2025(3)	5,800,000	5,722,954
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048(3)	524,022	522,390
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047(1)	161,445	146,807
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(1)(3)	279,306	277,934
Bear Stearns Asset Backed Securities Trust 2003-2
2.45% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043(2)	3,681,554	3,349,551
BMW Floorplan Master Owner Trust
1.02% (1 Month LIBOR USD + 0.32%), 05/15/2023(2)(3)	6,407,000	6,250,506
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034(3)	9,579,043	7,088,418
Business Jet Securities LLC
4.34%, 02/15/2033(3)	2,464,229	2,034,586
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033(3)	5,554,589	4,488,739
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027(3)	83,001	81,236
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(13)	4,961,737	4,950,883
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022(3)	3,965,736	3,963,842
Capital One Multi-Asset Execution Trust
1.72%, 08/15/2024	2,808,000	2,834,790
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024	3,455,000	3,486,649
Carlyle US Clo 2017-1 Ltd.
3.05% (3 Month LIBOR USD + 1.23%), 04/20/2031(2)(3)	5,500,000	5,170,732
Carlyle US Clo 2017-2 Ltd.
3.04% (3 Month LIBOR USD + 1.22%), 07/20/2031(2)(3)	3,000,000	2,789,541
CarMax Auto Owner Trust
1.89%, 12/16/2024	3,601,000	3,611,709
2.03%, 06/16/2025	2,415,000	2,415,611
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,663,190
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024	1,614,000	1,672,363
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024(3)	3,710,000	3,605,426

Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025(3)	11,005,000	9,318,542
Catamaran CLO 2014-2 Ltd.
3.22% (3 Month LIBOR USD + 1.40%), 10/18/2026(2)(3)	484,668	479,070
Chase Funding Trust Series 2003-4
5.12%, 05/25/2033(1)	122,364	118,602
Chase Funding Trust Series 2003-6
5.01%, 11/25/2034(1)	160,731	159,420
5.01%, 11/25/2034(1)	273,666	270,365
CIFC Funding 2018-II Ltd.
2.86% (3 Month LIBOR USD + 1.04%), 04/20/2031(2)(3)	10,000,000	9,327,840
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030	22,000,000	25,702,178
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032(1)(3)	1,019	1,008
CLUB Credit Trust
3.82%, 01/15/2026(3)	2,510,034	2,438,924
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048(3)	812,383	805,055
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042(3)	6,876,575	6,967,388
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044(3)	5,624,945	5,693,745
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046(3)	2,122,163	2,186,548
Conseco Finance Corp.
6.18%, 04/01/2030	10,429	10,500
6.22%, 03/01/2030	29,384	29,648
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026(3)	3,875,588	3,620,990
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026(3)	2,317,460	2,238,472
COOF Securitization Trust 2014-1 Ltd.
2.79%, 06/25/2040(3)(4)	721,987	66,820
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052(3)	4,860,000	4,159,724
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(3)	5,577,771	5,294,375
3.16%, 10/15/2052(3)	2,250,000	1,758,333
3.27%, 10/15/2052(3)	5,862,000	4,354,508
Countrywide Asset-Backed Certificates
4.36%, 02/25/2036(4)	52,140	51,647
5.12%, 02/25/2035(1)	17,291	17,234
5.43%, 02/25/2033(4)	44,446	37,256
5.97%, 09/25/2046(4)	55,484	50,802
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021(3)	45,644	45,628
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021(3)	756,244	755,775
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021(3)	793,365	793,795
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022(3)	44,810	44,799
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022(3)	666,165	664,614
3.95%, 03/15/2023(3)	3,485,000	3,484,048
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023(3)	1,294,517	1,289,081
3.79%, 06/15/2023(3)	791,000	780,556
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(3)	852,403	851,280
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022(3)	2,844,149	2,851,170

CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022(3)	791,821	788,360
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022(3)	4,076,750	4,046,515
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022(3)	2,872,653	2,842,867
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023(3)	9,038,576	8,982,400
Credit Acceptance Auto Loan Trust 2017-1
3.04%, 12/15/2025(3)	242,972	242,861
3.48%, 02/17/2026(3)	730,000	728,347
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026(3)	811,000	805,791
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027(3)	5,931,402	5,932,225
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027(3)	3,090,000	3,111,779
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028(3)	7,351,000	7,295,768
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029(3)	6,680,000	5,904,283
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058(3)(4)	6,216,044	5,711,622
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035(4)	1,647	1,639
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035(4)	4,210	4,209
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036(4)	18,284	17,412
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.51% (1 Month LIBOR USD + 0.56%), 04/25/2034(2)	1,112	873
1.70% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034(2)	23,141	22,444
1.77% (1 Month LIBOR USD + 0.83%), 03/25/2034(2)	6,691	6,304
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.73% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034(2)	639,595	542,728
1.85% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034(2)	10,345	8,615
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	1,046,329	950,824
Diamond Resorts Owner Trust
3.27%, 10/22/2029(3)	1,257,656	1,243,012
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031(3)	2,938,466	2,908,994
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032(3)	7,266,910	6,989,562
Discover Card Execution Note Trust
0.97% (1 Month LIBOR USD + 0.27%), 12/15/2023(2)	4,368,000	4,303,341
3.04%, 07/15/2024	3,302,000	3,402,194
Drive Auto Receivables Trust
3.36%, 10/17/2022	1,045,050	1,045,187
3.66%, 11/15/2024	7,634,000	7,638,697
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024(3)	2,380,242	2,354,249
Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023	4,415,243	4,401,274
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023(3)	11,711,350	11,711,650
Drive Auto Receivables Trust 2017-A
4.16%, 05/15/2024(3)	1,542,843	1,539,105
Drive Auto Receivables Trust 2017-B
3.72%, 10/17/2022(3)	1,297,642	1,296,118
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026	2,645,000	2,620,432

Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,726,844
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024	4,200,000	4,146,392
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024	6,016,000	5,912,720
Drive Auto Receivables Trust 2020-1
1.99%, 12/15/2022	5,757,000	5,772,365
2.02%, 11/15/2023	7,361,000	7,308,627
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(3)	2,734,489	2,727,223
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023(3)	1,614,933	1,607,922
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022(3)	514,778	514,447
3.67%, 03/15/2024(3)	8,250,000	8,219,722
DT Auto Owner Trust 2018-3
3.02%, 02/15/2022(3)	1,669,216	1,669,280
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022(3)	3,261,397	3,256,377
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022(3)	1,497,656	1,492,983
DT Auto Owner Trust 2019-3
2.55%, 08/15/2022(3)	1,916,982	1,907,952
DT Auto Owner Trust 2019-4
2.17%, 05/15/2023(3)	6,526,312	6,466,358
2.73%, 07/15/2025(3)	7,080,000	6,915,990
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023(3)	5,989,198	5,918,149
DTAT Asset Trust 2017-B
5.84%, 12/16/2020(3)(13)	3,400,000	3,403,728
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022(3)	55,101	55,010
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022(3)	734,670	707,113
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022(3)	1,337,976	1,335,188
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023(3)	3,836,000	3,728,394
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022(3)	2,240,527	2,225,525
Exeter Automobile Receivables Trust 2019-2
2.93%, 07/15/2022(3)	1,254,894	1,245,902
Exeter Automobile Receivables Trust 2019-4
2.18%, 01/17/2023(3)	4,104,838	4,070,595
Exeter Automobile Receivables Trust 2020-1
2.05%, 06/15/2023(3)	10,311,738	10,197,891
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(3)	236,563	236,525
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023(3)	2,767,000	2,758,318
3.60%, 04/17/2023(3)	2,847,000	2,836,695
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024(3)	5,061,349	5,008,694
Flagship Credit Auto Trust 2015-3
4.65%, 03/15/2022(3)	413,821	413,776
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022(3)	3,000,000	3,024,556
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022(3)	1,439,885	1,430,761
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023(3)	5,195,000	5,158,004

3.62%, 07/15/2023(3)	2,995,000	2,963,032
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024(3)	7,710,000	7,681,658
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023(3)	5,647,311	5,622,980
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023(3)	9,224,659	9,103,227
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024(3)	11,995,423	11,797,117
3.12%, 01/15/2026(3)	9,275,000	8,848,729
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024(3)	11,536,997	11,293,431
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027(3)	7,000,000	6,936,189
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(3)	10,000,000	9,999,006
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	2,082,781	2,083,160
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031(3)	24,024,000	26,323,464
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(3)	2,150,000	2,215,897
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031(3)	12,300,000	11,383,953
FORT CRE 2018-1 LLC
3.75% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035(2)(3)	11,800,000	10,352,624
Foundation Finance Trust 2017-1
3.30%, 07/15/2033(3)	1,708,591	1,704,933
Foundation Finance Trust 2019-1
3.86%, 11/15/2034(3)	3,244,649	3,102,392
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022(3)	4,000,000	3,977,080
FREED ABS TRUST 2018-1
3.61%, 07/18/2024(3)	911,327	892,880
FREED ABS TRUST 2018-2
3.99%, 10/20/2025(3)	2,116,667	2,068,771
FREED ABS TRUST 2019-2
2.62%, 11/18/2026(3)	3,544,199	3,396,706
FTF 2019-1 A FRN
5.50%, 8/15/2020(4)(13)	8,790,809	8,795,885
Galaxy XXIX CLO Ltd.
2.48% (3 Month LIBOR USD + 0.79%), 11/15/2026(2)(3)	4,712,328	4,572,254
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	14	13
6.71%, 04/25/2029(4)	18,412	15,309
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021(3)	1,506,748	1,499,445
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	3,876,108	3,886,629
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,428,264
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024	8,369,000	8,374,383
GMF Floorplan Owner Revolving Trust
2.90%, 04/15/2026(3)	17,200,000	15,760,480
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031(3)	262,180	261,975
Golden Bear 2016-R LLC
5.65%, 09/20/2047(3)	1,121,408	1,107,923
Goodgreen 2017-1 Trust
3.74%, 10/15/2052(3)	1,342,214	1,351,156

Goodgreen 2017-2 Trust
3.26%, 10/15/2053(3)	3,662,492	3,633,745
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(4)	6,113,448	5,968,491
Goodgreen 2019-2 Trust
2.76%, 10/15/2054(3)	5,337,221	5,059,041
Greenwood Park CLO Ltd.
2.84% (3 Month LIBOR USD + 1.01%), 04/15/2031(2)(3)	23,000,000	21,859,476
GSAMP Trust 2005-WMC2
1.57% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035(2)	962,939	947,916
GSAMP Trust 2006-HE7
1.18% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046(2)	958,128	911,650
Headlands Residential 2018-RPL1 LLC
4.25%, 06/25/2023(1)(3)	8,245,000	8,202,023
HERO Funding 2017-3
3.95%, 09/20/2048(3)	3,133,474	3,156,410
HERO Funding II 2016-3B
5.24%, 09/20/2042(3)	577,108	575,728
HERO Funding Trust 2016-2
3.75%, 09/20/2041(3)	1,794,288	1,844,764
HERO Funding Trust 2016-3
3.08%, 09/20/2042(3)	782,149	793,446
HERO Funding Trust 2016-4A
3.57%, 09/20/2047(3)	2,425,416	2,509,971
HERO Funding Trust 2017-1A
4.46%, 09/20/2047(3)	4,264,875	4,544,775
HERO Funding Trust 2017-2
3.28%, 09/20/2048(3)	3,977,212	4,096,530
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(3)	1,168,633	1,147,273
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.15% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036(2)	25,949	24,872
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	2,014,223	2,013,886
Hyundai Auto Receivables Trust 2019-A
2.66%, 06/15/2023	3,452,000	3,470,119
Hyundai Auto Receivables Trust 2019-B
2.00%, 04/15/2025	727,000	732,776
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	36	35
Kabbage Funding LLC
3.83%, 03/15/2024(3)	13,684,000	13,307,754
4.07%, 03/15/2024(3)	7,519,000	7,272,789
KGS-Alpha SBA COOF Trust
0.57%, 05/25/2039(3)(4)	2,198,777	33,650
KGS-Alpha SBA COOF Trust 2012-2
0.79%, 08/25/2038(3)(4)	2,480,083	51,811
KGS-Alpha SBA COOF Trust 2014-2
2.78%, 04/25/2040(3)(4)	763,406	66,236
KKR CLO 11 Ltd.
3.01% (3 Month LIBOR USD + 1.18%), 01/15/2031(2)(3)	6,250,000	5,863,006
KVK CLO 2018-1 Ltd.
2.62% (3 Month LIBOR USD + 0.93%), 05/20/2029(2)(3)	25,000,000	23,981,175
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042(3)	4,413,388	4,420,068
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043(3)	8,722,254	8,529,070
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(1)(3)	4,183,426	4,220,764
Lendingpoint 2019-2 Asset Securitization Trust
3.07%, 11/10/2025(3)	6,264,807	6,041,431
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026(3)	1,900,000	1,645,984

LL ABS Trust 2019-1
2.87%, 03/15/2027(3)	4,229,365	4,068,551
Long Beach Mortgage Loan Trust 2004-1
1.70% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034(2)	151,294	137,048
Long Beach Mortgage Loan Trust 2004-3
1.80% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034(2)	36,816	31,211
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023(3)(13)	3,117,212	3,143,988
7.75%, 02/15/2023(3)(13)	1,185,435	1,195,618
Man GLG US CLO 2018-2 Ltd.
3.07% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028(2)(3)	8,000,000	7,696,096
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032(3)	5,235,000	4,149,412
MASTR Asset Backed Securities Trust 2006-NC1
1.55% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036(2)	739,731	731,726
MidOcean Credit CLO III
2.94% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031(2)(3)	15,400,000	14,271,765
MidOcean Credit CLO IX
2.97% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031(2)(3)	4,000,000	3,700,644
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040(3)	670,819	703,190
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045(3)	166,960	166,958
5.25%, 12/15/2045(3)	300,438	305,088
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041(3)	7,200,000	6,841,418
Mountain View CLO 2015-9 Ltd.
2.95% (3 Month LIBOR USD + 1.12%), 07/15/2031(2)(3)	20,000,000	18,456,880
MRA ISSUANCE TR 2019-3 REGD
1.85% (1 Month LIBOR USD + 1.15%), 05/31/2020(2)(3)(13)	3,900,000	3,822,000
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(3)	15,200,000	15,429,902
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(3)	5,700,000	5,773,854
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(3)	6,600,000	6,496,940
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069(3)	5,400,000	5,418,107
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(3)	6,200,000	6,414,322
New Century Home Equity Loan Trust Series 2003-5
5.05%, 11/25/2033(1)	156,252	148,765
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057(3)(4)	7,968,027	8,237,158
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	4,908,434	4,920,601
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024	5,270,000	5,321,620
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
1.18% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035(2)	7,981,793	7,654,779
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	1,435	1,422
OL SP 2018-B LLC
4.16%, 02/09/2030	2,419,779	2,375,105
4.61%, 02/09/2030	526,039	509,816
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022(3)	5,796,000	5,773,611
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023(3)	12,243,252	12,205,141
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024(3)	19,400,000	19,308,325

OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029(3)	28,336	28,241
6.00%, 02/20/2029(3)	1,900,000	1,829,596
OneMain Financial Issuance Trust 2017-1
1.50% (1 Month LIBOR USD + 0.80%), 09/14/2032(2)(3)	6,718,125	6,555,273
Oportun Funding VII LLC
3.22%, 10/10/2023(3)	1,691,000	1,623,260
Oportun Funding VIII LLC
3.61%, 03/08/2024(3)	2,978,000	2,815,647
Oportun Funding X LLC
4.10%, 10/08/2024(3)	5,900,000	5,439,178
Oportun Funding XII LLC
4.15%, 12/09/2024(3)	4,200,000	3,878,672
Option One Mortgage Loan Trust 2004-3
1.85% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034(2)	1,691,802	1,371,705
OZLM Funding IV Ltd.
3.05% (3 Month LIBOR USD + 1.25%), 10/22/2030(2)(3)	10,000,000	9,421,170
OZLM XXII Ltd.
2.91% (3 Month LIBOR USD + 1.07%), 01/17/2031(2)(3)	7,000,000	6,530,860
P4 SFR 2019-STL A 7.5 11 OCT 2026
7.50%, 10/11/2022(13)	5,700,000	5,700,000
Palmer Square CLO 2014-1 Ltd.
2.97% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031(2)(3)	4,000,000	3,764,368
Palmer Square CLO 2018-2 Ltd.
2.94% (3 Month LIBOR USD + 1.10%), 07/16/2031(2)(3)	20,000,000	18,683,540
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.10% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031(2)(3)	21,500,000	19,988,335
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.79% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2036(2)	111,701	111,533
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032(3)	5,188,367	5,152,366
4.67%, 11/12/2032(3)	295,000	291,919
5.66%, 11/12/2032(3)	1,000,000	982,986
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034(3)	2,000,000	1,950,824
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035(3)	2,390,000	2,291,721
4.66%, 08/17/2035(3)	3,853,000	3,465,969
PRPM 2020-1 LLC
2.98%, 02/25/2025(1)(3)	5,917,819	4,676,301
PRPM LLC
3.35%, 11/25/2024(1)(3)	6,213,025	6,011,325
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022(3)	10,875,000	10,843,953
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	504	501
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027(3)	3,100,000	2,881,951
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037(1)	298,832	70,858
Renew 2017-1
3.67%, 09/20/2052(3)	1,720,879	1,802,711
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041(3)	2,710,623	2,811,662
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	848,831	848,092
3.17%, 04/17/2023	5,074,000	5,042,516
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	4,309,762	4,254,096
3.49%, 07/17/2023	1,633,000	1,626,957
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	5,212,000	5,201,581

Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025	5,800,000	5,596,812
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021(3)	2,771,942	2,773,217
SART 2017-1
4.75%, 07/15/2024(13)	7,573,789	7,735,111
SART 2018-1
4.76%, 06/15/2025(13)	8,783,368	8,989,777
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.30%, 01/25/2036(1)	58,832	50,674
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036(3)	4,255,350	3,846,598
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025(3)	112,057	109,987
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027(3)	6,192,818	6,052,176
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(3)	3,743,546	3,626,881
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029(3)	12,288,639	11,426,401
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041(3)	18,200,000	17,884,512
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047(3)	6,200,000	5,991,826
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(3)	7,800,000	7,796,260
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046(3)	7,800,000	7,546,616
Sound Point CLO II Ltd.
2.86% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031(2)(3)	9,000,000	8,425,431
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.62% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035(2)	142,999	139,495
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(3)	9,900,000	9,485,232
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035(1)	993	1,000
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034(1)	76,433	75,569
6.05%, 03/25/2034(1)	61,127	60,435
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032	21,944	20,585
3.45%, 02/25/2032	54,407	51,016
Synchrony Card Funding LLC
2.95%, 03/15/2025	12,384,000	12,536,966
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,514,670
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(3)(4)	5,352,098	5,242,911
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(3)(4)	4,831,163	4,834,530
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058(3)(4)	6,910,199	6,941,440
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(3)(4)	8,075,786	8,290,552
Towd Point Mortgage Trust 2019-HY3
1.95% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059(2)(3)	2,394,504	2,341,752
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031(3)	16,875,000	17,095,546
Toyota Auto Receivables 2019-D Owner Trust
1.92%, 01/16/2024	6,404,000	6,390,063
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025	1,196,000	1,190,706

Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022(3)	12,666,667	12,768,411
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020(3)	1,155,156	1,142,406
Trinitas CLO IV Ltd.
3.00% (3 Month LIBOR USD + 1.18%), 10/18/2031(2)(3)	7,500,000	7,018,425
Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024(3)	260,019	257,511
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023(3)	3,081,938	3,065,135
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024	4,004,000	3,967,635
USASF Receivables 2017-A LLC
5.75%, 09/15/2030(3)	594,448	570,670
Venture 32 CLO Ltd.
2.92% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031(2)(3)	6,000,000	5,596,632
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(1)(3)	5,362,241	4,518,650
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(1)(3)	14,750,444	13,124,654
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050(1)(3)	7,300,505	5,997,890
Verizon Owner Trust 2017-2
1.92%, 12/20/2021(3)	1,408,023	1,403,203
Verizon Owner Trust 2017-3
2.06%, 04/20/2022(3)	2,860,847	2,860,831
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,564,609
Verizon Owner Trust 2019-B
2.33%, 12/20/2023	10,525,000	10,588,573
Verizon Owner Trust 2020-A
1.85%, 07/22/2024	9,704,000	9,466,363
VM DEBT 2019-1 TR
7.50%, 6/15/2024(13)	7,000,000	7,000,000
Volt LXIV LLC
3.38%, 10/25/2047(1)(3)	2,614,012	2,380,536
VOLT LXXXIII LLC
3.33%, 11/26/2049(1)(3)	11,487,920	10,162,609
VOLT LXXXV LLC
3.23%, 01/25/2050(1)(3)	9,148,286	8,059,208
VOLT LXXXVII LLC
2.98%, 02/25/2050(1)(3)	16,299,158	11,690,079
VOLT LXXXVIII LLC
2.98%, 03/25/2050(1)(3)	8,577,602	7,487,199
Voya CLO 2015-1 Ltd.
2.72% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029(2)(3)	6,000,000	5,804,754
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036(3)	2,250,010	2,239,289
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030(3)	741,144	702,357
4.05%, 12/20/2030(3)	1,319,075	1,240,439
Westlake Automobile Receivables Trust 2017-1
3.46%, 10/17/2022(3)	1,128,692	1,126,501
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022(3)	354,791	354,299
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022(3)	6,352,908	6,327,215
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023(3)	9,267,000	9,169,820
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,704,224
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,320,782

World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024	6,018,000	6,050,371
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024	5,525,000	5,456,453
Zais CLO 7 Ltd.
3.12% (3 Month LIBOR USD + 1.29%), 04/15/2030(2)(3)	9,600,000	9,039,734
Zais CLO 8 Ltd.
2.78% (3 Month LIBOR USD + 0.95%), 04/15/2029(2)(3)	40,000,000	38,189,240

Total Asset-Backed Obligations (Cost: $1,663,465,976)		1,609,072,421

Corporate Bonds – 30.38%
Basic Materials – 0.94%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	550,000	544,135
Albemarle Corp.
5.45%, 12/01/2044	600,000	697,539
Anglo American Capital Plc
3.63%, 09/11/2024(3)	630,000	592,874
4.00%, 09/11/2027(3)	1,020,000	959,782
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	232,602
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,744,397
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075(2)(3)	985,000	966,630
Braskem Netherlands Finance BV
5.88%, 01/31/2050(3)	1,575,000	1,220,625
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,943,161
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,278,020
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,066,775
5.55%, 11/30/2048	3,005,000	3,378,410
DuPont de Nemours, Inc.
5.32%, 11/15/2038	3,865,000	4,345,469
5.42%, 11/15/2048	1,200,000	1,321,939
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	348,455
Ecolab, Inc.
3.25%, 01/14/2023	452,000	451,174
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,801,803
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	4,971,000	4,768,780
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	4,792,600
Glencore Funding LLC
3.88%, 10/27/2027(3)	875,000	780,357
4.00%, 03/27/2027(3)	6,300,000	5,735,470
4.13%, 05/30/2023(3)	54,000	49,753
4.63%, 04/29/2024(3)	1,500,000	1,371,750
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(3)	3,561,000	3,561,000
5.71%, 11/15/2023(3)	3,478,000	3,555,888
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	843,967
International Paper Co.
6.00%, 11/15/2041	3,150,000	4,053,954
8.70%, 06/15/2038	350,000	503,417
LYB International Finance BV
4.88%, 03/15/2044	610,000	658,664

LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,884,085
6.00%, 11/15/2021	2,628,000	2,721,763
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,082,819
5.63%, 11/15/2043	2,055,000	1,815,398
Newmont Goldcorp Corp.
3.63%, 06/09/2021	1,810,000	1,832,322
Nucor Corp.
6.40%, 12/01/2037	800,000	1,005,771
Nutrien Ltd.
3.15%, 10/01/2022	875,000	875,376
4.13%, 03/15/2035	1,960,000	1,896,215
4.20%, 04/01/2029	420,000	444,842
5.25%, 01/15/2045	1,900,000	2,091,295
6.13%, 01/15/2041	2,850,000	3,515,716
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,270,875
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	68,198
Samarco Mineracao SA
5.75%, 10/24/2023(3)(5)	537,000	206,745
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	1,364,117
6.50%, 09/27/2028	1,555,000	637,961
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	398,877
Solvay Finance America LLC
4.45%, 12/03/2025(3)	7,000,000	7,371,482
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,026,591
Steel Dynamics, Inc.
3.45%, 04/15/2030	823,000	745,632
Syngenta Finance NV
4.89%, 04/24/2025(3)	7,180,000	7,041,127
5.18%, 04/24/2028(3)	1,721,000	1,469,702
5.68%, 04/24/2048(3)	940,000	755,553
Union Carbide Corp.
7.50%, 06/01/2025	624,000	718,365
7.75%, 10/01/2096	681,000	794,869
Vale Overseas Ltd.
6.25%, 08/10/2026	5,000,000	5,400,100
6.88%, 11/21/2036	167,000	185,455
6.88%, 11/10/2039	2,107,000	2,322,989
8.25%, 01/17/2034	984,000	1,195,560

Total Basic Materials		128,709,190

Communications – 2.31%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700,000	2,037,467
America Movil SAB de CV
3.13%, 07/16/2022	374,000	377,491
3.63%, 04/22/2029	1,935,000	1,968,698
4.38%, 04/22/2049	1,214,000	1,370,606
AT&T, Inc.
2.45%, 06/30/2020	4,649,000	4,646,237
2.95%, 07/15/2026	2,000,000	1,967,421
3.20%, 03/01/2022	11,089,000	11,249,005
3.40%, 05/15/2025	17,242,000	17,833,431
3.55%, 06/01/2024	2,300,000	2,375,111
3.60%, 07/15/2025	9,454,000	9,817,698
3.80%, 02/15/2027	2,850,000	2,961,151
3.90%, 03/11/2024	3,750,000	3,931,913

3.95%, 01/15/2025	811,000	854,486
4.30%, 02/15/2030	1,702,000	1,831,898
4.30%, 12/15/2042	444,000	469,005
4.50%, 05/15/2035	6,175,000	6,732,223
4.55%, 03/09/2049	3,150,000	3,390,050
4.65%, 06/01/2044	2,145,000	2,320,471
4.80%, 06/15/2044	915,000	1,019,459
4.85%, 03/01/2039	13,085,000	14,804,862
4.90%, 08/15/2037	975,000	1,094,250
5.15%, 03/15/2042	40,000	45,881
5.15%, 11/15/2046	5,722,000	6,728,994
5.25%, 03/01/2037	1,908,000	2,221,336
5.38%, 10/15/2041	181,000	206,461
6.00%, 08/15/2040	3,095,000	3,787,276
6.38%, 03/01/2041	7,828,000	9,850,390
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	840,378
CBS Corp.
3.70%, 08/15/2024	848,000	864,855
3.70%, 06/01/2028	870,000	824,724
4.00%, 01/15/2026	1,000,000	1,031,016
4.90%, 08/15/2044	315,000	298,790
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	17,096,000	18,417,186
5.05%, 03/30/2029	560,000	607,911
5.38%, 04/01/2038	835,000	901,187
5.38%, 05/01/2047	4,610,000	4,981,509
6.38%, 10/23/2035	5,867,000	6,973,452
6.83%, 10/23/2055	1,745,000	2,066,895
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	214,206
Comcast Corp.
3.10%, 04/01/2025	772,000	816,265
3.15%, 03/01/2026	1,716,000	1,800,207
3.15%, 02/15/2028	1,500,000	1,569,443
3.25%, 11/01/2039	1,595,000	1,683,247
3.40%, 04/01/2030	2,426,000	2,628,268
3.45%, 02/01/2050	914,000	1,002,930
3.55%, 05/01/2028	886,000	961,270
3.60%, 03/01/2024	542,000	579,994
3.90%, 03/01/2038	455,000	511,484
3.95%, 10/15/2025	1,614,000	1,777,007
3.97%, 11/01/2047	154,000	177,987
4.00%, 11/01/2049	638,000	753,652
4.05%, 11/01/2052	300,000	357,548
4.20%, 08/15/2034	555,000	632,795
4.25%, 01/15/2033	3,107,000	3,660,101
4.60%, 10/15/2038	4,314,000	5,374,761
4.70%, 10/15/2048	5,303,000	6,856,052
4.95%, 10/15/2058	2,000,000	2,762,114
Cox Communications, Inc.
3.25%, 12/15/2022(3)	348,000	352,538
3.35%, 09/15/2026(3)	369,000	362,826
3.50%, 08/15/2027(3)	8,245,000	8,055,890
3.85%, 02/01/2025(3)	1,250,000	1,275,612
4.60%, 08/15/2047(3)	588,000	607,968
4.80%, 02/01/2035(3)	6,000,000	6,521,413
8.38%, 03/01/2039(3)	1,500,000	2,084,786
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	589,174
3.66%, 05/15/2025(3)	955,000	955,395

Deutsche Telekom AG
3.63%, 01/21/2050(3)	1,926,000	1,899,595
Deutsche Telekom International Finance BV
3.60%, 01/19/2027(3)	508,000	525,783
4.88%, 03/06/2042(3)	240,000	278,235
8.75%, 06/15/2030	49,000	66,833
Discovery Communications LLC
4.38%, 06/15/2021	752,000	768,934
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	432,857
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	6,662,950
NBCUniversal Media LLC
4.45%, 01/15/2043	15,000	19,031
5.95%, 04/01/2041	527,000	728,192
Qwest Corp.
6.75%, 12/01/2021	3,866,000	3,943,320
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,513,470
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	303,687
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	190,823
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	1,701,540
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	4,952,243
4.67%, 03/06/2038	1,175,000	1,264,168
4.90%, 03/06/2048	1,075,000	1,189,726
5.13%, 04/27/2020	500,000	500,831
5.46%, 02/16/2021	233,000	237,961
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	7,126,094
5.88%, 11/15/2040	1,275,000	1,343,532
6.55%, 05/01/2037	375,000	421,059
6.75%, 06/15/2039	539,000	610,920
7.30%, 07/01/2038	1,418,000	1,741,821
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	728,290
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	161,430
Verizon Communications, Inc.
3.88%, 02/08/2029	765,000	856,297
4.02%, 12/03/2029	712,000	802,728
4.13%, 03/16/2027	2,800,000	3,115,773
4.27%, 01/15/2036	4,454,000	5,203,436
4.40%, 11/01/2034	4,843,000	5,669,921
4.50%, 08/10/2033	7,079,000	8,521,460
4.52%, 09/15/2048	1,065,000	1,344,382
4.81%, 03/15/2039	7,941,000	9,785,932
4.86%, 08/21/2046	10,285,000	13,410,692
5.25%, 03/16/2037	731,000	935,048
Viacom, Inc.
4.38%, 03/15/2043	718,000	637,021
ViacomCBS, Inc.
4.95%, 01/15/2031	2,415,000	2,390,556
Vodafone Group Plc
4.88%, 06/19/2049	4,584,000	5,064,134
5.25%, 05/30/2048	938,000	1,131,944
6.15%, 02/27/2037	4,600,000	5,339,906
Walt Disney Co.
3.70%, 10/15/2025	380,000	414,395
6.20%, 12/15/2034	150,000	208,646

6.40%, 12/15/2035	1,703,000	2,385,402
7.63%, 11/30/2028	310,000	408,082
8.88%, 04/26/2023	108,000	129,173
9.50%, 07/15/2024	175,000	223,466

Total Communications		315,917,826

Consumer, Cyclical – 1.62%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,622,545	1,658,097
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	712,235	741,355
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,184,494	1,321,773
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,726,210	2,946,959
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,556,515	1,492,986
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(3)	1,100,000	1,022,504
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	56,304	55,746
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	845,110	842,887
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	2,427,020	2,466,339
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	363,265	350,008
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,292,763	3,053,616
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	575,488	541,265
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	208,498	224,903
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,298,840	1,411,845
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,430,747	2,293,999
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,983,768	1,888,090
American Honda Finance Corp.
2.30%, 09/09/2026	185,000	177,182
2.90%, 02/16/2024	300,000	301,679
BMW US Capital LLC
2.25%, 09/15/2023(3)	894,000	864,504
2.26% (3 Month LIBOR USD + 0.41%), 04/12/2021(2)(3)	1,675,000	1,623,642
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,507,804	2,231,945
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,186,387	1,067,748
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,564,271	1,468,919
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,721,094
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,885,783	5,009,203
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,122,129	1,209,079
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,648,273	4,493,651
Daimler Finance North America LLC
2.88%, 03/10/2021(3)	700,000	692,836
3.35%, 02/22/2023(3)	1,000,000	969,018
8.50%, 01/18/2031	155,000	206,379

Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,444,813	3,627,722
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	137,885	137,926
Dollar General Corp.
4.13%, 05/01/2028	835,000	882,610
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	3,689,850
Ford Motor Co.
5.29%, 12/08/2046	280,000	158,004
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	1,000,000	975,150
3.34%, 03/18/2021	4,321,000	4,126,555
3.34%, 03/28/2022	3,000,000	2,790,900
3.35%, 11/01/2022	620,000	570,400
3.81%, 10/12/2021	6,200,000	5,921,000
4.25%, 09/20/2022	3,800,000	3,561,360
5.88%, 08/02/2021	4,100,000	4,018,000
General Motors Co.
4.00%, 04/01/2025	1,765,000	1,488,760
5.95%, 04/01/2049	2,078,000	1,536,672
6.60%, 04/01/2036	685,000	596,152
General Motors Financial Co., Inc.
2.45%, 11/06/2020	9,004,000	8,737,358
2.65%, 04/13/2020	1,300,000	1,298,991
2.73% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,231,954
3.45%, 01/14/2022	6,500,000	6,077,448
3.45%, 04/10/2022	4,820,000	4,451,772
3.55%, 04/09/2021	2,725,000	2,611,001
3.70%, 05/09/2023	4,733,000	4,256,957
3.95%, 04/13/2024	5,535,000	5,016,508
4.38%, 09/25/2021	5,000,000	4,603,007
Hasbro, Inc.
3.55%, 11/19/2026	12,661,000	12,081,116
Home Depot, Inc.
2.50%, 04/15/2027	1,194,000	1,205,911
3.35%, 04/15/2050	3,239,000	3,521,953
4.40%, 03/15/2045	268,000	314,757
Hyundai Capital America
2.75%, 09/18/2020(3)	4,000,000	4,009,474
3.10%, 04/05/2022(3)	2,500,000	2,446,221
3.40%, 06/20/2024(3)	1,500,000	1,472,634
3.45%, 03/12/2021(3)	4,170,000	4,166,890
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,705,738
Lowe’s Cos, Inc.
3.65%, 04/05/2029	1,701,000	1,751,668
4.55%, 04/05/2049	1,450,000	1,604,608
4.65%, 04/15/2042	449,000	490,586
5.13%, 04/15/2050	6,461,000	7,782,511
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,725,300
McDonald’s Corp.
4.45%, 03/01/2047	360,000	389,883
4.70%, 12/09/2035	216,000	244,076
6.30%, 10/15/2037	679,000	865,275
NIKE, Inc.
2.40%, 03/27/2025	1,571,000	1,628,528
3.38%, 03/27/2050	812,000	889,881
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	505,232
3.60%, 09/01/2027	802,000	770,604

Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	878,011	812,829
TJX Cos, Inc.
3.50%, 04/15/2025	7,784,000	7,961,570
4.50%, 04/15/2050	1,700,000	1,822,023
Toyota Motor Credit Corp.
3.00%, 04/01/2025	6,487,000	6,517,481
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	582,182	582,156
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	843,366	833,851
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,935,992	6,435,280
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	407,722	330,260
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,609,697	1,493,639
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,358,691	2,290,834
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	511,367	443,028
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	2,045,758	2,049,931
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,342,070	2,428,270
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,904,000	2,608,188
US Airways 2012-1 Class A Pass Through Trust
5.90%, 10/01/2024	380,264	383,144
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020(3)	3,795,000	3,782,827
4.00%, 11/12/2021(3)	5,045,000	4,989,806
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	5,323,000	5,501,554

Total Consumer, Cyclical		221,554,825

Consumer, Non-cyclical – 4.41%
Abbott Laboratories
4.75%, 11/30/2036	5,000,000	6,330,983
4.90%, 11/30/2046	2,755,000	3,764,805
AbbVie, Inc.
2.60%, 11/21/2024(3)	4,019,000	4,083,392
2.85%, 05/14/2023	4,900,000	4,966,970
2.95%, 11/21/2026(3)	10,871,000	11,075,998
3.60%, 05/14/2025	12,060,000	12,706,078
4.05%, 11/21/2039(3)	5,125,000	5,374,699
4.25%, 11/21/2049(3)	11,691,000	12,610,720
4.40%, 11/06/2042	1,700,000	1,889,120
4.45%, 05/14/2046	425,000	451,637
4.70%, 05/14/2045	4,415,000	4,959,955
4.88%, 11/14/2048	2,641,000	3,080,743
Advocate Health & Hospitals Corp.
3.39%, 10/15/2049	792,000	822,647
Aetna, Inc.
4.50%, 05/15/2042	4,205,000	4,491,302
4.75%, 03/15/2044	1,800,000	1,981,847
6.75%, 12/15/2037	341,000	454,476
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,549,794
Allergan Finance LLC
3.25%, 10/01/2022	4,000,000	4,010,196
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,285,200

3.80%, 03/15/2025	3,000,000	3,072,050
3.85%, 06/15/2024	1,198,000	1,254,720
4.55%, 03/15/2035	6,025,000	6,634,929
Allergan Sales LLC
5.00%, 12/15/2021(3)	3,500,000	3,625,709
Allergan, Inc.
2.80%, 03/15/2023	971,000	965,314
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,123,273
Amgen, Inc.
2.70%, 05/01/2022	5,600,000	5,733,988
3.15%, 02/21/2040	2,000,000	1,971,351
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	477,675
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240,000	2,257,159
4.44%, 10/06/2048	590,000	602,678
4.60%, 04/15/2048	3,701,000	3,920,567
4.70%, 02/01/2036	8,132,000	8,494,805
4.75%, 01/23/2029	2,345,000	2,578,095
4.75%, 04/15/2058	93,000	95,522
4.90%, 02/01/2046	10,072,000	10,993,659
4.95%, 01/15/2042	2,735,000	2,950,783
5.45%, 01/23/2039	7,035,000	8,189,937
Anthem, Inc.
3.13%, 05/15/2022	484,000	492,291
3.30%, 01/15/2023	271,000	274,707
3.50%, 08/15/2024	694,000	712,179
4.10%, 03/01/2028	920,000	990,449
4.38%, 12/01/2047	4,500,000	4,843,963
4.63%, 05/15/2042	400,000	444,913
4.65%, 01/15/2043	391,000	441,015
4.65%, 08/15/2044	395,000	437,830
5.10%, 01/15/2044	1,690,000	2,004,169
Ascension Health
3.11%, 11/15/2039	2,670,000	2,715,999
AstraZeneca Plc
4.00%, 09/18/2042	540,000	607,983
6.45%, 09/15/2037	500,000	716,630
BAT Capital Corp.
3.22%, 09/06/2026	13,229,000	12,579,226
3.22%, 08/15/2024	7,145,000	7,176,471
4.54%, 08/15/2047	635,000	579,483
4.91%, 04/02/2030	947,000	971,417
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,264
5.25%, 06/23/2045	50,000	62,763
Bayer US Finance II LLC
1.85% (3 Month LIBOR USD + 0.63%), 06/25/2021(2)(3)	4,135,000	4,002,916
3.50%, 06/25/2021(3)	1,650,000	1,653,195
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,021,797
Boston Scientific Corp.
3.75%, 03/01/2026	765,000	802,423
4.00%, 03/01/2029	1,545,000	1,635,190
4.55%, 03/01/2039	725,000	797,024
Bristol-Myers Squibb Co.
3.20%, 06/15/2026(3)	2,246,000	2,398,852
3.25%, 02/20/2023(3)	2,000,000	2,099,685
4.13%, 06/15/2039(3)	7,109,000	8,578,019
4.25%, 10/26/2049(3)	2,526,000	3,165,600
4.35%, 11/15/2047(3)	7,950,000	9,985,847

4.55%, 02/20/2048(3)	1,770,000	2,243,690
4.63%, 05/15/2044(3)	2,640,000	3,377,220
5.00%, 08/15/2045(3)	860,000	1,153,699
5.70%, 10/15/2040(3)	302,000	419,458
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	285,346
Campbell Soup Co.
4.80%, 03/15/2048	525,000	632,202
Cargill, Inc.
3.25%, 03/01/2023(3)	345,000	358,646
3.30%, 03/01/2022(3)	800,000	818,583
Cigna Corp.
2.40%, 03/15/2030	7,665,000	7,250,554
3.05%, 11/30/2022(3)	9,105,000	9,334,792
3.25%, 04/15/2025(3)	970,000	990,101
3.40%, 09/17/2021	7,505,000	7,617,096
4.38%, 10/15/2028	30,325,000	32,618,772
4.50%, 02/25/2026(3)	755,000	815,227
4.80%, 07/15/2046(3)	218,000	258,965
4.90%, 12/15/2048	2,115,000	2,556,391
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	1,370,000	1,340,028
Conagra Brands, Inc.
4.30%, 05/01/2024	9,846,000	10,222,936
4.95%, 08/15/2020	40,000	40,483
7.00%, 10/01/2028	3,250,000	3,911,018
9.75%, 03/01/2021	1,750,000	1,833,677
Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	766,706
4.65%, 11/15/2028	4,780,000	4,782,295
Cottage Health Obligated Group
3.30%, 11/01/2049	4,046,000	4,125,387
CVS Health Corp.
3.70%, 03/09/2023	3,918,000	4,078,591
4.00%, 12/05/2023	6,000,000	6,265,014
4.30%, 03/25/2028	3,575,000	3,796,663
4.78%, 03/25/2038	550,000	604,044
4.88%, 07/20/2035	2,515,000	2,860,623
5.05%, 03/25/2048	4,000,000	4,542,423
5.13%, 07/20/2045	4,430,000	5,079,614
5.30%, 12/05/2043	3,260,000	3,847,206
CVS Pass-Through Trust
5.77%, 01/10/2033(3)	769,736	941,968
5.93%, 01/10/2034(3)	572,536	651,557
7.51%, 01/10/2032(3)	854,202	1,110,773
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	862,500	1,035,881
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,603,843	2,923,518
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	420,297
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	580,356
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	407,773
4.50%, 02/15/2045(3)	300,000	274,664
5.63%, 03/15/2042(3)	357,000	388,770
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	8,829,093
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	557,583

General Mills, Inc.
4.00%, 04/17/2025	925,000	996,782
4.55%, 04/17/2038	3,250,000	3,450,422
Gilead Sciences, Inc.
4.60%, 09/01/2035	4,225,000	5,418,701
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	4,929,348
4.70%, 11/10/2047(3)	4,500,000	4,243,995
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,199,891
HCA, Inc.
5.13%, 06/15/2039	1,715,000	1,771,328
5.25%, 06/15/2026	2,000,000	2,097,943
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,422,545
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,823,349
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,401,642
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	938,994
3.43%, 06/15/2027	1,802,000	1,837,717
4.06%, 05/25/2023	4,575,000	4,764,548
4.42%, 05/25/2025	447,000	476,421
4.42%, 12/15/2046	4,032,000	4,515,844
4.99%, 05/25/2038	646,000	719,528
5.09%, 05/25/2048	500,000	623,365
Kraft Heinz Foods Co.
2.80%, 07/02/2020	541,000	536,981
3.00%, 06/01/2026	3,625,000	3,522,601
4.38%, 06/01/2046	4,425,000	3,990,957
4.88%, 10/01/2049(3)	3,375,000	3,072,494
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,655,551
4.45%, 02/01/2047	1,010,000	1,110,567
5.40%, 07/15/2040	95,000	112,898
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	7,795,000	7,520,741
3.20%, 02/01/2022	1,127,000	1,136,135
Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	5,772,331
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,347,811
4.68%, 07/01/2114	1,645,000	2,259,045
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	972,365
Medtronic, Inc.
3.50%, 03/15/2025	5,546,000	5,973,659
Memorial Health Services
3.45%, 11/01/2049	3,040,000	3,113,059
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,046,556
Mylan NV
3.95%, 06/15/2026	532,000	531,321
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	4,848,806
4.55%, 04/15/2028	700,000	685,303
5.20%, 04/15/2048	5,965,000	5,354,395
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	144,407
Novartis Capital Corp.
1.75%, 02/14/2025	1,677,000	1,693,815
2.20%, 08/14/2030	1,683,000	1,709,904

NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,180,655
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,770,126
Partners Healthcare System, Inc.
3.34%, 07/01/2060	5,470,000	5,348,866
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,651,519
Pfizer, Inc.
4.40%, 05/15/2044	3,464,000	4,242,466
5.80%, 08/12/2023	4,000,000	4,494,518
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,304,967
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	6,023,507
Procter & Gamble - Esop
9.36%, 01/01/2021	35,838	37,379
Procter & Gamble Co.
2.45%, 03/25/2025	2,434,000	2,551,620
3.00%, 03/25/2030	49,000	54,392
3.60%, 03/25/2050	2,086,000	2,573,086
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,281,234
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	229,093
3.50%, 03/30/2025	4,820,000	4,931,959
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,177,803
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,091,747
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	13,085,845
2.88%, 09/23/2023	668,000	681,515
3.20%, 09/23/2026	3,626,000	3,708,405
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	13,615,926
Sysco Corp.
5.65%, 04/01/2025	1,130,000	1,176,596
6.60%, 04/01/2050	877,000	952,949
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,154,232
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	476,000	481,776
3.00%, 04/15/2023	227,000	232,839
4.13%, 03/25/2025	2,267,000	2,429,107
4.50%, 03/25/2030	931,000	1,049,433
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,569,007
4.88%, 08/15/2034	400,000	488,069
5.15%, 08/15/2044	588,000	696,140
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	852,706
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550,000	581,170
3.50%, 08/15/2039	1,675,000	1,801,428
4.63%, 07/15/2035	427,000	508,983
University of Chicago
2.76%, 04/01/2045	1,575,000	1,488,192
University of Southern California
3.23%, 10/01/2120	3,677,000	3,796,469
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,473,128

Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,661,679
3.55%, 04/01/2025	6,000,000	6,040,344
3.70%, 03/19/2023	407,000	417,052
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,723,327

Total Consumer, Non-cyclical		602,442,078

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	400,720
2.75%, 10/03/2026(3)	600,000	624,529
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	510,726
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	800,008
CVS Pass-Through Trust
4.70%, 01/10/2036(3)	895,833	1,055,303
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	462,569

Total Diversified		3,853,855

Energy – 2.78%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	2,718,000	2,707,128
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	355,774
Apache Corp.
3.25%, 04/15/2022	40,000	30,793
4.75%, 04/15/2043	416,000	184,220
5.10%, 09/01/2040	600,000	265,213
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,254,549
4.25%, 07/15/2027(3)	1,098,000	1,143,301
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	600,000	538,260
Boardwalk Pipelines LP
4.80%, 05/03/2029	960,000	724,030
BP Capital Markets America, Inc.
3.02%, 01/16/2027	1,052,000	1,068,230
3.25%, 05/06/2022	262,000	266,048
3.79%, 02/06/2024	9,145,000	9,476,320
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,324,450
3.51%, 03/17/2025	45,000	46,839
3.54%, 11/04/2024	700,000	738,772
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,260,000
5.85%, 11/15/2043	591,000	395,793
Canadian Natural Resources Ltd.
6.50%, 02/15/2037	118,000	94,066
7.20%, 01/15/2032	41,000	36,193
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	2,364,233
5.40%, 06/15/2047	322,000	146,573
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	6,325,000	6,394,273
3.00%, 05/09/2023	2,000,000	2,039,206
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,583,538
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	2,844,072
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	640,063

Ecopetrol SA
4.13%, 01/16/2025	383,000	356,768
5.38%, 06/26/2026	537,000	521,964
5.88%, 09/18/2023	395,000	386,116
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	436,403
4.95%, 05/15/2028	615,000	306,809
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,214,888
Enbridge, Inc.
3.70%, 07/15/2027	538,000	533,580
4.50%, 06/10/2044	500,000	462,418
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	712,500
Encana Corp.
6.50%, 08/15/2034	268,000	125,883
7.20%, 11/01/2031	500,000	219,635
7.38%, 11/01/2031	274,000	123,402
8.13%, 09/15/2030	400,000	184,816
Energy Transfer Operating LP
2.90%, 05/15/2025	2,022,000	1,707,353
4.75%, 01/15/2026	497,000	439,158
5.00%, 05/15/2050	5,545,000	4,280,310
6.05%, 06/01/2041	500,000	436,130
6.13%, 12/15/2045	810,000	672,582
6.25%, 04/15/2049	903,000	764,218
Energy Transfer Partners LP
5.00%, 10/01/2022	3,300,000	3,004,904
5.88%, 03/01/2022	5,000,000	4,696,641
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	2,737,042
5.70%, 10/01/2040(3)	557,000	559,334
ENI USA, Inc.
7.30%, 11/15/2027	400,000	485,768
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	484,700
Enterprise Products Operating LLC
3.70%, 02/15/2026	304,000	303,418
3.90%, 02/15/2024	3,400,000	3,460,225
3.95%, 01/31/2060	870,000	732,163
4.20%, 01/31/2050	1,335,000	1,250,032
4.85%, 08/15/2042	4,000,000	3,877,483
4.95%, 10/15/2054	177,000	181,235
5.75%, 03/01/2035	1,075,000	1,060,331
5.95%, 02/01/2041	201,000	218,222
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	244,075
EQM Midstream Partners LP
4.00%, 08/01/2024	3,500,000	2,441,950
4.75%, 07/15/2023	5,000,000	3,618,500
EQT Corp.
3.90%, 10/01/2027	805,000	555,208
Equinor ASA
2.65%, 01/15/2024	663,000	673,806
3.25%, 11/10/2024	508,000	497,019
Exxon Mobil Corp.
3.00%, 08/16/2039	2,035,000	2,037,814
3.10%, 08/16/2049	2,040,000	2,069,019
3.29%, 03/19/2027	4,900,000	5,325,188
3.48%, 03/19/2030	4,500,000	4,986,528
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/2022(3)	610,000	617,167
6.51%, 03/07/2022(3)	1,140,000	1,178,477

Halliburton Co.
3.25%, 11/15/2021	12,079,000	11,518,359
4.75%, 08/01/2043	565,000	435,484
4.85%, 11/15/2035	200,000	155,241
7.60%, 08/15/2096(3)	258,000	244,836
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	4,911,043
Hess Corp.
6.00%, 01/15/2040	513,000	369,726
7.88%, 10/01/2029	1,328,000	1,070,454
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	1,727,939
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,583,033
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	3,697,942
5.00%, 10/01/2021	4,875,000	4,771,159
6.95%, 01/15/2038	2,242,000	2,333,857
7.30%, 08/15/2033	1,650,000	1,891,738
7.50%, 11/15/2040	483,000	535,413
Kinder Morgan, Inc.
4.30%, 03/01/2028	2,000,000	1,962,937
5.20%, 03/01/2048	600,000	633,763
7.80%, 08/01/2031	4,600,000	5,282,052
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	350,578
4.20%, 12/01/2042	417,000	363,108
4.20%, 03/15/2045	5,725,000	4,751,504
4.20%, 10/03/2047	1,050,000	925,342
4.25%, 02/01/2021	502,000	499,446
5.15%, 10/15/2043	441,000	429,705
Marathon Oil Corp.
2.80%, 11/01/2022	700,000	535,788
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,520,285
3.63%, 09/15/2024	1,241,000	1,100,419
4.50%, 04/01/2048	3,000,000	2,300,176
4.75%, 12/15/2023	2,234,000	2,115,231
5.38%, 10/01/2022	4,640,000	4,379,377
MPLX LP
4.13%, 03/01/2027	622,000	530,427
4.50%, 04/15/2038	8,016,000	6,265,046
4.70%, 04/15/2048	210,000	162,567
4.80%, 02/15/2029	743,000	654,926
4.88%, 06/01/2025	3,000,000	2,470,534
5.20%, 03/01/2047	1,573,000	1,255,117
5.25%, 01/15/2025(3)	5,103,000	4,491,688
5.50%, 02/15/2049	1,665,000	1,405,673
Newfield Exploration Co.
5.75%, 01/30/2022	1,320,000	898,772
Nexen, Inc.
6.40%, 05/15/2037	4,408,000	6,009,333
Noble Energy, Inc.
3.25%, 10/15/2029	1,155,000	675,375
5.05%, 11/15/2044	3,740,000	2,310,075
5.25%, 11/15/2043	3,975,000	2,337,161
6.00%, 03/01/2041	1,240,000	832,204
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	1,535,155
2.70%, 02/15/2023	1,276,000	761,265
2.70%, 08/15/2022	116,000	82,653
3.20%, 08/15/2026	3,000,000	1,464,036

4.30%, 08/15/2039	1,540,000	654,804
4.63%, 06/15/2045	158,000	67,860
4.85%, 03/15/2021	4,327,000	3,624,737
6.45%, 09/15/2036	2,685,000	1,284,135
6.95%, 07/01/2024	127,000	71,731
7.15%, 05/15/2028	170,000	84,173
7.50%, 05/01/2031	206,000	106,639
7.88%, 09/15/2031	900,000	478,665
Oleoducto Central SA
4.00%, 05/07/2021(3)	225,000	213,750
ONEOK Partners LP
3.38%, 10/01/2022	151,000	140,404
5.00%, 09/15/2023	3,923,000	3,613,615
6.20%, 09/15/2043	2,500,000	2,244,480
6.65%, 10/01/2036	1,050,000	954,848
ONEOK, Inc.
2.20%, 09/15/2025	9,661,000	7,455,400
3.10%, 03/15/2030	13,970,000	10,502,998
3.40%, 09/01/2029	925,000	691,214
4.50%, 03/15/2050	915,000	688,931
4.95%, 07/13/2047	1,850,000	1,463,462
5.20%, 07/15/2048	1,400,000	1,099,003
Petroleos Mexicanos
5.50%, 01/21/2021	810,000	779,423
6.35%, 02/12/2048	6,057,000	3,785,625
6.49%, 01/23/2027(3)	4,816,000	3,551,800
6.50%, 03/13/2027	1,090,000	806,709
6.50%, 01/23/2029	970,000	700,825
6.63%, 06/15/2035	107,000	71,952
6.75%, 09/21/2047	10,531,000	6,733,416
6.88%, 08/04/2026	2,390,000	1,816,400
7.69%, 01/23/2050(3)	4,534,000	3,151,130
Phillips 66
4.88%, 11/15/2044	70,000	71,111
5.88%, 05/01/2042	3,000,000	2,980,536
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	536,776
3.55%, 10/01/2026	190,000	171,491
3.61%, 02/15/2025	560,000	531,876
4.90%, 10/01/2046	412,000	347,512
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800,000	1,912,992
4.65%, 10/15/2025	18,423,000	14,911,351
4.70%, 06/15/2044	3,880,000	2,555,349
5.15%, 06/01/2042	1,540,000	1,019,247
Reliance Holding USA, Inc.
5.40%, 02/14/2022(3)	1,115,000	1,134,121
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	9,117,877
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	9,524,485
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	738,200
3.90%, 05/17/2028(3)	852,000	792,310
Schlumberger Investment SA
3.30%, 09/14/2021(3)	337,000	340,776
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020(3)	8,000,000	8,009,040
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026(3)	2,000,000	2,079,089
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,580,590

Southern Natural Gas Co. LLC
4.80%, 03/15/2047(3)	428,000	419,296
8.00%, 03/01/2032	446,000	540,520
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	734,058
4.50%, 03/15/2045	3,000,000	2,727,332
5.95%, 09/25/2043	207,000	229,088
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,002,637
5.95%, 05/15/2035	350,000	322,717
6.80%, 05/15/2038	423,000	447,186
7.88%, 06/15/2026	543,000	601,881
Sunoco Logistics Partners Operations LP
4.95%, 01/15/2043	1,482,000	1,164,861
5.30%, 04/01/2044	200,000	166,525
5.40%, 10/01/2047	1,500,000	1,190,972
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	5,180,136
4.38%, 03/13/2025	8,465,000	8,572,489
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	701,241
3.50%, 01/15/2028(3)	450,000	412,858
Total Capital International SA
3.46%, 07/12/2049	1,905,000	1,944,797
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	990,424
4.88%, 01/15/2026	792,000	847,970
6.20%, 10/15/2037	573,000	664,260
Valero Energy Corp.
6.63%, 06/15/2037	5,000,000	5,160,865
7.50%, 04/15/2032	175,000	202,785
Western Midstream Operating LP
3.10%, 02/01/2025	4,418,000	2,311,259
4.05%, 02/01/2030	1,197,000	526,832
Williams Cos, Inc.
3.90%, 01/15/2025	700,000	627,665
4.30%, 03/04/2024	2,500,000	2,271,602
4.85%, 03/01/2048	3,000,000	2,800,339
4.90%, 01/15/2045	7,000,000	6,130,629
5.40%, 03/04/2044	2,750,000	2,429,065
5.75%, 06/24/2044	2,500,000	2,613,512
6.30%, 04/15/2040	333,000	336,119
8.75%, 03/15/2032	5,483,000	5,963,936
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,085,870

Total Energy		380,155,645

Financials – 11.86%
ABN AMRO Bank NV
2.45%, 06/04/2020(3)	1,594,000	1,586,393
2.65%, 01/19/2021(3)	1,000,000	998,200
4.75%, 07/28/2025(3)	6,031,000	6,038,765
AerCap Ireland Capital DAC
3.30%, 01/23/2023	701,000	581,827
3.50%, 01/15/2025	1,500,000	1,274,374
Aflac, Inc.
3.60%, 04/01/2030	5,534,000	5,602,111
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,680,353
3.60%, 04/09/2029(3)	795,000	820,533
3.90%, 04/06/2028(3)	1,000,000	1,052,720
AIB Group Plc
4.75%, 10/12/2023(3)	3,500,000	3,465,117

AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,263,663
Air Lease Corp.
3.25%, 03/01/2025	710,000	557,873
3.25%, 10/01/2029	3,950,000	3,164,544
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	338,000	339,135
4.00%, 02/01/2050	1,451,000	1,314,391
American Express Co.
4.20%, 11/06/2025	1,400,000	1,546,285
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,365,952
American International Group, Inc.
3.38%, 08/15/2020	4,639,000	4,649,982
3.88%, 01/15/2035	376,000	368,585
3.90%, 04/01/2026	1,370,000	1,427,428
4.13%, 02/15/2024	107,000	112,288
6.40%, 12/15/2020	5,100,000	5,243,482
American Tower Corp.
2.25%, 01/15/2022	600,000	585,662
2.90%, 01/15/2030	120,000	116,774
3.38%, 10/15/2026	506,000	506,085
3.70%, 10/15/2049	2,065,000	1,974,548
American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,849,295
AmSouth Bancorp
6.75%, 11/01/2025	527,000	631,362
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(3)	500,000	507,038
Aon Plc
3.50%, 06/14/2024	815,000	851,119
4.00%, 11/27/2023	5,000,000	5,253,128
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,107,249
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,285,365
Athene Global Funding
2.75%, 04/20/2020(3)	1,407,000	1,403,936
2.95%, 11/12/2026(3)	8,370,000	8,030,288
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026(3)	226,000	226,806
4.50%, 03/19/2024(3)	9,000,000	9,292,500
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026(3)	790,000	632,337
5.25%, 05/15/2024(3)	1,220,000	1,039,015
Banco del Estado de Chile
2.67%, 01/08/2021(3)	8,788,000	8,722,090
Banco Santander SA
2.97% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	961,013
3.13%, 02/23/2023	2,200,000	2,181,005
3.50%, 04/11/2022	5,000,000	4,945,628
3.85%, 04/12/2023	2,400,000	2,457,414
5.18%, 11/19/2025	1,500,000	1,636,418
Bank of America Corp.
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021(2)	2,500,000	2,498,223
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)	2,000,000	2,016,921
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)	6,710,000	6,437,702
2.63%, 04/19/2021	2,500,000	2,516,308
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,646,298
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)	5,130,000	5,122,770
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	6,882,000	7,010,615
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,000,000	5,101,725

3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	967,534
3.25%, 10/21/2027	5,800,000	6,057,484
3.30%, 01/11/2023	3,800,000	3,935,853
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,559,646
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(2)	12,346,000	12,491,078
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	1,985,000	2,057,646
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	13,393,000	14,017,779
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	7,983,147
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,705,513
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	10,000,000	10,372,042
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	8,174,000	8,575,704
3.95%, 04/21/2025	5,201,000	5,469,407
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	2,820,000	3,045,002
4.00%, 01/22/2025	5,349,000	5,648,505
4.20%, 08/26/2024	4,140,000	4,400,474
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,627,875
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2168(2)	3,075,000	2,644,500
4.45%, 03/03/2026	7,140,000	7,721,678
6.11%, 01/29/2037	3,580,000	4,664,791
7.75%, 05/14/2038	137,000	204,046
Bank of Montreal
3.30%, 02/05/2024	1,200,000	1,253,061
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	6,961,343
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,022,280
3.00%, 02/24/2025	5,360,000	5,646,816
3.25%, 09/11/2024	650,000	676,407
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	996,645
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,680,579
Barclays Plc
3.65%, 03/16/2025	2,522,000	2,466,493
3.68%, 01/10/2023	10,650,000	10,677,184
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	4,500,000	4,318,553
4.34%, 01/10/2028	2,360,000	2,400,949
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,340,106
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,643,159
5.20%, 05/12/2026	500,000	513,700
BB&T Corp.
2.50%, 08/01/2024	14,412,000	14,251,855
2.85%, 10/26/2024	1,000,000	1,013,853
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	322,000	383,526
4.40%, 05/15/2042	1,524,000	1,849,369
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	8,710,848
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	183,444
BNP Paribas SA
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	16,669,000	16,467,889
3.38%, 01/09/2025(3)	10,725,000	10,653,545
3.50%, 03/01/2023(3)	430,000	431,312
3.80%, 01/10/2024(3)	1,600,000	1,648,142
4.40%, 08/14/2028(3)	725,000	779,503
BNZ International Funding Ltd.
2.10%, 09/14/2021(3)	400,000	395,918
2.65%, 11/03/2022(3)	10,091,000	10,105,250
3.38%, 03/01/2023(3)	6,000,000	6,167,346
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,556,583
2.75%, 09/18/2022(3)	780,000	802,195

Boston Properties LP
3.13%, 09/01/2023	300,000	305,599
3.20%, 01/15/2025	1,139,000	1,175,046
3.65%, 02/01/2026	557,000	592,585
BPCE SA
2.75%, 01/11/2023(3)	1,000,000	986,001
3.25%, 01/11/2028(3)	7,815,000	7,486,308
4.50%, 03/15/2025(3)	2,000,000	1,984,969
4.63%, 07/11/2024(3)	1,300,000	1,278,114
5.15%, 07/21/2024(3)	2,800,000	2,952,159
5.70%, 10/22/2023(3)	3,645,000	3,744,435
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,085,520
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	790,656
4.70%, 09/20/2047	769,000	722,941
4.85%, 03/29/2029	875,000	929,223
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	5,870,101
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	711,966
3.75%, 04/24/2024	824,000	829,273
3.75%, 07/28/2026	960,000	906,366
3.90%, 01/29/2024	3,600,000	3,610,140
4.20%, 10/29/2025	400,000	398,594
Capital One N.A.
2.25%, 09/13/2021	7,005,000	6,867,630
2.95%, 07/23/2021	4,120,000	4,131,514
Charles Schwab Corp.
3.20%, 03/02/2027	1,700,000	1,721,636
3.23%, 09/01/2022	165,000	166,664
Citigroup, Inc.
2.75%, 04/25/2022	13,420,000	13,489,697
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	12,352,000	12,448,844
2.98% (Secured Overnight Financing Rate + 1.42%), 11/05/2030(2)	8,505,000	8,426,863
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	3,387,000	3,429,259
3.20%, 10/21/2026	905,000	937,340
3.40%, 05/01/2026	1,000,000	1,071,198
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,009,144
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	4,792,427
3.70%, 01/12/2026	9,150,000	9,729,052
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	4,100,000	4,220,404
4.30%, 11/20/2026	5,442,000	5,754,315
4.40%, 06/10/2025	12,181,000	13,178,906
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(2)	3,600,000	3,960,995
4.45%, 09/29/2027	12,734,000	13,352,325
6.63%, 01/15/2028	387,000	472,364
Citizens Bank N.A./Providence RI
3.70%, 03/29/2023	1,370,000	1,403,338
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	189,447
4.30%, 12/03/2025	343,000	359,059
CNA Financial Corp.
3.45%, 08/15/2027	820,000	759,502
3.95%, 05/15/2024	303,000	314,767
7.25%, 11/15/2023	7,470,000	8,416,999
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	1,915,538
Commonwealth Bank of Australia
2.00%, 09/06/2021(3)	450,000	446,488
2.50%, 09/18/2022(3)	800,000	793,148
2.85%, 05/18/2026(3)	1,300,000	1,347,962

3.45%, 03/16/2023(3)	1,300,000	1,318,494
3.74%, 09/12/2039(3)	6,585,000	5,559,319
4.50%, 12/09/2025(3)	778,000	794,255
Compass Bank
3.88%, 04/10/2025	7,840,000	7,422,179
Cooperatieve Rabobank UA
3.88%, 02/08/2022	5,323,000	5,491,684
4.38%, 08/04/2025	570,000	583,906
4.63%, 12/01/2023	5,927,000	6,129,147
5.80%, 09/30/2110(3)	361,000	537,365
Credit Agricole SA
3.75%, 04/24/2023(3)	575,000	585,967
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,037,784
4.38%, 03/17/2025(3)	305,000	304,525
Credit Suisse Group AG
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,377,784
3.57%, 01/09/2023(3)	3,216,000	3,245,276
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,000,000	2,024,491
4.28%, 01/09/2028(3)	3,973,000	4,068,610
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/2023	8,500,000	8,693,359
4.55%, 04/17/2026	1,500,000	1,584,014
Crown Castle International Corp.
4.00%, 03/01/2027	261,000	268,993
4.88%, 04/15/2022	1,112,000	1,167,410
5.25%, 01/15/2023	400,000	424,225
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2168(2)(3)	1,179,000	1,179,000
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	862,274
Danske Bank
2.00%, 09/08/2021(3)	558,000	546,851
2.70%, 03/02/2022(3)	542,000	518,149
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	4,884,757
3.30%, 11/16/2022	3,000,000	2,810,032
3.70%, 05/30/2024	850,000	796,919
3.70%, 05/30/2024	2,063,000	1,862,051
4.25%, 10/14/2021	4,165,000	3,961,946
Deutsche Bank AG/New York NY
3.95%, 02/27/2023	5,000,000	4,966,311
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	539,201
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	446,466
Discover Bank
3.35%, 02/06/2023	2,000,000	2,008,301
3.45%, 07/27/2026	1,951,000	1,907,702
4.20%, 08/08/2023	7,156,000	7,598,032
4.65%, 09/13/2028	4,000,000	4,056,872
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,884,587
Duke Realty LP
3.25%, 06/30/2026	203,000	202,947
3.63%, 04/15/2023	7,744,000	7,817,533
Essex Portfolio LP
2.65%, 03/15/2032	1,740,000	1,545,957
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(3)	5,000,000	4,839,154
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,476,653
3.95%, 03/14/2028	1,000,000	1,051,676

FMR LLC
4.95%, 02/01/2033(3)	250,000	284,312
6.45%, 11/15/2039(3)	258,000	345,255
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,066,514
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	17,078,000	16,981,338
4.42%, 11/15/2035	18,811,000	20,322,848
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,107,420
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	152,717
Goldman Sachs Group, Inc.
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	8,784,000	8,828,796
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	8,814,825
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,084,082
3.00%, 04/26/2022	1,653,000	1,664,919
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,700,539
3.50%, 01/23/2025	6,509,000	6,672,772
3.50%, 04/01/2025	2,806,000	2,845,401
3.50%, 11/16/2026	1,700,000	1,737,637
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	3,584,442
3.75%, 05/22/2025	1,305,000	1,351,106
3.75%, 02/25/2026	9,005,000	9,379,681
3.85%, 01/26/2027	2,975,000	3,061,239
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	5,000,000	5,338,670
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	6,226,000	6,780,171
5.15%, 05/22/2045	4,000,000	4,729,790
6.75%, 10/01/2037	2,170,000	2,918,281
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	242,269
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	811,813
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	647,506
GTP Acquisition Partners I LLC
2.35%, 06/15/2020(3)	271,000	272,779
3.48%, 06/16/2025(3)	1,824,000	1,834,446
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,610,000	6,389,048
Harborwalk Funding Trust
5.08% (3 Month LIBOR USD + 3.19%), 02/15/2069(2)(3)	2,400,000	2,828,560
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000,000	938,252
4.30%, 04/15/2043	1,080,000	1,120,977
HCP, Inc.
3.40%, 02/01/2025	662,000	662,798
3.50%, 07/15/2029	1,742,000	1,704,008
3.88%, 08/15/2024	1,981,000	2,019,139
4.20%, 03/01/2024	241,000	243,514
Healthcare Trust of America Holdings LP
3.75%, 07/01/2027	1,734,000	1,600,491
HSBC Holdings Plc
2.29% (3 Month LIBOR USD + 0.60%), 05/18/2021(2)	7,250,000	7,101,618
2.65%, 01/05/2022	2,618,000	2,613,853
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,770,843
3.60%, 05/25/2023	1,000,000	1,015,800
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	3,768,000	3,922,831
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,333,019
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	1,000,000	1,027,023
4.00%, 03/30/2022	780,000	801,292
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,560,239

4.25%, 03/14/2024	1,000,000	1,028,655
4.25%, 08/18/2025	1,009,000	1,051,943
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,317,936
4.30%, 03/08/2026	1,000,000	1,067,506
4.95%, 03/31/2030	4,937,000	5,444,719
5.10%, 04/05/2021	4,650,000	4,757,754
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,018,256
9.13%, 05/15/2021	75,000	79,489
Huntington Bancshares, Inc.
2.30%, 01/14/2022	3,000,000	2,972,876
Huntington National Bank
2.88%, 08/20/2020	4,000,000	3,992,727
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,174,036
ING Bank NV
5.80%, 09/25/2023(3)	503,000	545,495
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,018,030
4.10%, 10/02/2023	3,175,000	3,258,216
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	391,560
8.63%, 01/15/2022	1,200,000	1,163,925
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	9,657,057
Invesco Finance Plc
3.75%, 01/15/2026	4,249,000	4,568,406
4.00%, 01/30/2024	2,889,000	2,957,908
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	785,337
3.05%, 04/29/2026(3)	473,000	507,664
3.25%, 01/30/2024(3)	460,000	457,837
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,646,950
6.25%, 01/15/2036	155,000	137,264
6.45%, 06/08/2027	428,000	437,438
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	853,427
JPMorgan Chase & Co.
2.30%, 08/15/2021	3,600,000	3,593,084
2.95%, 10/01/2026	5,000,000	5,167,026
3.13%, 01/23/2025	4,000,000	4,167,106
3.20%, 06/15/2026	11,090,000	11,517,137
3.30%, 04/01/2026	1,870,000	1,962,365
3.38%, 05/01/2023	3,800,000	3,965,401
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,309,664
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	5,796,000	6,715,824
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2168(2)	4,275,000	3,650,850
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,493,194
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,175,574
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	10,840,305
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2168(2)	1,985,000	1,737,272
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2168(2)	5,010,000	4,696,875
KeyBank N.A.
3.18%, 05/22/2022	567,000	568,737
KeyCorp
4.15%, 10/29/2025	950,000	998,049
Kilroy Realty LP
3.05%, 02/15/2030	6,285,000	5,760,409
Kimco Realty Corp.
4.45%, 09/01/2047	2,051,000	1,854,177

Liberty Mutual Group, Inc.
3.95%, 10/15/2050(3)	6,769,000	6,283,781
4.25%, 06/15/2023(3)	72,000	73,297
4.57%, 02/01/2029(3)	2,301,000	2,545,056
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(3)	100,000	142,392
8.50%, 05/15/2025(3)	700,000	837,170
Life Storage LP
4.00%, 06/15/2029	1,831,000	1,861,055
Lincoln National Corp.
3.05%, 01/15/2030	7,255,000	6,743,102
3.80%, 03/01/2028	900,000	896,127
4.20%, 03/15/2022	873,000	886,410
7.00%, 06/15/2040	1,715,000	1,891,565
Lloyds Bank Plc
3.30%, 05/07/2021	11,200,000	11,201,760
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	8,938,592
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	992,425
3.75%, 01/11/2027	2,000,000	2,020,710
4.05%, 08/16/2023	3,000,000	3,120,128
4.38%, 03/22/2028	949,000	1,021,056
4.45%, 05/08/2025	855,000	915,740
4.58%, 12/10/2025	550,000	565,835
Macquarie Bank Ltd.
4.00%, 07/29/2025(3)	500,000	532,161
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,148,062
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,775,792
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,092,415
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	4,562,169
6.25%, 01/14/2021(3)	1,111,000	1,133,576
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	1,841,966
Markel Corp.
3.63%, 03/30/2023	400,000	388,301
4.15%, 09/17/2050	655,000	592,320
5.00%, 04/05/2046	1,265,000	1,406,584
Marsh & McLennan Cos, Inc.
4.80%, 07/15/2021	5,000,000	5,163,028
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(3)	3,109,000	2,882,232
4.90%, 04/01/2077(3)	5,000,000	5,308,361
7.63%, 11/15/2023(3)	550,000	622,899
MassMutual Global Funding II
2.35%, 01/14/2027(3)	5,146,000	5,394,217
2.75%, 06/22/2024(3)	700,000	690,587
Mastercard, Inc.
3.85%, 03/26/2050	3,650,000	4,455,133
MBIA Insurance Corp.
13.09% (3 Month LIBOR USD + 11.26%), 01/15/2033(3)	86,000	45,580
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	3,451,825
6.40%, 12/15/2036	3,265,000	3,407,367
Metropolitan Life Global Funding I
3.00%, 01/10/2023(3)	407,000	412,549
3.00%, 09/19/2027(3)	1,180,000	1,158,174
3.88%, 04/11/2022(3)	1,480,000	1,554,253
Mid-America Apartments LP
4.00%, 11/15/2025	1,500,000	1,561,642
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	23,897,000	23,661,179
2.53%, 09/13/2023	481,000	476,815

2.67%, 07/25/2022	800,000	801,179
2.95%, 03/01/2021	330,000	329,755
3.00%, 02/22/2022	206,000	210,014
3.22%, 03/07/2022	2,034,000	2,062,002
3.41%, 03/07/2024	2,520,000	2,599,984
3.46%, 03/02/2023	4,000,000	4,095,002
3.75%, 07/18/2039	1,615,000	1,591,917
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	742,851
3.96%, 09/19/2023(3)	2,730,000	2,727,726
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,276,883
Mizuho Financial Group, Inc.
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(2)	1,740,000	1,705,279
2.60%, 09/11/2022	3,500,000	3,499,807
2.87% (3 Month LIBOR USD + 1.31%), 09/13/2030(2)	1,620,000	1,539,314
2.95%, 02/28/2022	2,000,000	2,019,700
Morgan Stanley
2.50%, 04/21/2021	2,000,000	1,998,591
2.63%, 11/17/2021	3,860,000	3,865,253
2.75%, 05/19/2022	8,390,000	8,478,900
3.13%, 01/23/2023	1,735,000	1,774,490
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,164,808
3.63%, 01/20/2027	9,804,000	10,363,328
3.70%, 10/23/2024	1,167,000	1,232,952
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,511,479
3.75%, 02/25/2023	1,882,000	1,961,079
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,612,201
3.88%, 04/29/2024	2,050,000	2,150,974
3.88%, 01/27/2026	3,125,000	3,372,508
3.95%, 04/23/2027	14,190,000	14,783,892
4.10%, 05/22/2023	3,460,000	3,583,421
4.35%, 09/08/2026	930,000	1,002,184
5.00%, 11/24/2025	4,959,000	5,481,642
5.50%, 07/28/2021	1,437,000	1,491,807
MUFG Bank Ltd.
3.75%, 03/10/2024(3)	3,215,000	3,317,372
4.10%, 09/09/2023(3)	239,000	249,369
National Australia Bank Ltd.
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,292,778
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	395,261
3.60%, 12/15/2026	700,000	700,704
3.90%, 06/15/2024	1,310,000	1,371,062
Nationwide Building Society
4.00%, 09/14/2026(3)	7,250,000	7,103,828
Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,047,836
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	11,076,593
NatWest Markets Plc
3.63%, 09/29/2022(3)	3,360,000	3,319,217
New York Life Global Funding
3.00%, 01/10/2028(3)	2,022,000	2,071,802
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	4,422,178
Nomura Holdings, Inc.
2.65%, 01/16/2025	2,597,000	2,542,034
Nordea Bank Abp
3.75%, 08/30/2023(3)	4,000,000	4,026,977
4.25%, 09/21/2022(3)	12,865,000	12,671,373

Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	398,314
Office Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,227,130
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,615,819
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	972,387
3.88%, 03/20/2027(3)	1,044,000	1,087,512
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,576,011
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	634,195
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,396,440
PNC Bank N.A.
2.95%, 01/30/2023	6,500,000	6,675,662
4.20%, 11/01/2025	322,000	354,456
PNC Financial Services Group, Inc.
2.55%, 01/22/2030	7,510,000	7,273,940
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	1,990,328
Private Export Funding Corp.
2.65%, 02/16/2021(3)	6,750,000	6,893,232
2.80%, 05/15/2022	1,200,000	1,252,524
3.25%, 06/15/2025	1,280,000	1,454,789
3.55%, 01/15/2024	2,489,000	2,766,477
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2167(2)	780,000	660,286
Prologis LP
3.25%, 10/01/2026	303,000	309,638
Protective Life Corp.
4.30%, 09/30/2028(3)	4,500,000	4,269,759
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,190,392
6.63%, 06/21/2040	5,995,000	7,404,312
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,056,271
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,495,754
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,074,048
Regions Financial Corp.
2.75%, 08/14/2022	326,000	322,356
Reliance Standard Life Global Funding II
2.75%, 01/21/2027(3)	1,310,000	1,218,655
3.85%, 09/19/2023(3)	2,305,000	2,478,164
Royal Bank of Canada
2.25%, 11/01/2024	8,885,000	8,974,128
Royal Bank of Scotland Group Plc
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,695,306
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,572,302
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	558,808
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,490,000	2,637,721
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	7,608,528
Santander Holdings USA, Inc.
3.50%, 06/07/2024	5,783,000	5,645,304
Santander UK Group Holdings Plc
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	842,963
4.75%, 09/15/2025(3)	1,810,000	1,784,030
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,181,291

Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,418,878
Senior Housing Properties Trust
6.75%, 04/15/2020	600,000	599,101
SITE Centers Corp.
4.70%, 06/01/2027	368,000	380,697
Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020(3)	3,000,000	3,001,200
Societe Generale SA
2.63%, 01/22/2025(3)	9,573,000	9,217,370
3.00%, 01/22/2030(3)	4,062,000	3,724,249
3.25%, 01/12/2022(3)	7,000,000	6,958,630
3.88%, 03/28/2024(3)	1,000,000	1,018,517
4.25%, 04/14/2025(3)	800,000	781,678
SouthTrust Bank
7.69%, 05/15/2025	253,000	307,822
Standard Chartered Plc
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	791,975
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(2)(3)	1,360,000	1,280,324
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,242,665
4.31% (3 Month LIBOR USD + 1.91%), 05/21/2030(2)(3)	700,000	700,051
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	825,788
5.20%, 01/26/2024(3)	609,000	596,177
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,383,104
State Street Corp.
2.83% (Secured Overnight Financing Rate + 2.69%), 03/30/2023(2)(3)	1,461,000	1,474,335
2.90% (Secured Overnight Financing Rate + 2.60%), 03/30/2026(2)(3)	2,274,000	2,328,142
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024(2)	1,000,000	1,055,674
Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	4,900,516
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	262,794
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	531,000	531,971
2.63%, 07/14/2026	644,000	644,243
2.78%, 10/18/2022	6,718,000	6,823,741
2.78%, 07/12/2022	1,500,000	1,506,842
2.85%, 01/11/2022	1,100,000	1,109,936
3.04%, 07/16/2029	2,955,000	2,952,913
3.10%, 01/17/2023	1,033,000	1,034,258
SunTrust Bank
3.30%, 05/15/2026	1,000,000	1,025,893
SunTrust Banks, Inc.
2.70%, 01/27/2022	4,210,000	4,232,989
4.00%, 05/01/2025	424,000	446,644
Synchrony Financial
3.75%, 08/15/2021	6,000,000	6,026,317
3.95%, 12/01/2027	1,500,000	1,334,057
4.50%, 07/23/2025	4,000,000	3,913,821
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(3)	3,360,000	3,229,853
4.90%, 09/15/2044(3)	200,000	227,574
6.85%, 12/16/2039(3)	218,000	302,914
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,396,514
6.13%, 08/15/2043	5,000,000	6,374,201
Truist Bank
2.15%, 12/06/2024	4,180,000	4,140,543
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	4,841,800

UBS Group Funding Switzerland AG
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,303,181
2.95%, 09/24/2020(3)	1,250,000	1,252,100
3.49%, 05/23/2023(3)	9,790,000	9,895,102
4.13%, 09/24/2025(3)	800,000	831,141
4.25%, 03/23/2028(3)	3,000,000	3,146,675
UDR, Inc.
2.95%, 09/01/2026	276,000	268,148
3.00%, 08/15/2031	415,000	397,067
3.20%, 01/15/2030	1,565,000	1,541,788
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	770,971
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,225,745
3.50%, 02/01/2025	251,000	246,553
3.75%, 05/01/2024	382,000	361,154
3.85%, 04/01/2027	677,000	656,510
4.13%, 01/15/2026	449,000	448,261
Visa, Inc.
1.90%, 04/15/2027	4,130,000	4,118,353
2.05%, 04/15/2030	1,752,000	1,749,460
2.70%, 04/15/2040	1,907,000	1,892,964
Vornado Realty LP
3.50%, 01/15/2025	800,000	786,298
WEA Finance LLC
2.88%, 01/15/2027(3)	18,973,000	17,869,782
3.15%, 04/05/2022(3)	1,243,000	1,209,382
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020(3)	7,331,000	7,258,681
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)	4,525,000	4,413,380
2.57% (3 Month LIBOR USD + 1.00%), 02/11/2031(2)	12,110,000	11,649,963
2.63%, 07/22/2022	20,507,000	20,746,503
3.00%, 04/22/2026	5,000,000	5,146,418
3.07%, 01/24/2023	2,655,000	2,698,646
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,238,453
3.30%, 09/09/2024	1,900,000	1,977,632
3.50%, 03/08/2022	1,929,000	1,966,061
3.55%, 09/29/2025	700,000	738,296
3.75%, 01/24/2024	1,690,000	1,789,145
4.10%, 06/03/2026	3,749,000	4,003,690
4.30%, 07/22/2027	729,000	781,447
4.40%, 06/14/2046	626,000	704,461
4.65%, 11/04/2044	675,000	777,426
4.75%, 12/07/2046	1,343,000	1,551,219
4.90%, 11/17/2045	3,058,000	3,625,903
5.01% (3 Month LIBOR USD + 4.24%), 04/04/2051(2)	2,357,000	2,988,395
5.38%, 11/02/2043	317,000	378,947
Welltower, Inc.
2.70%, 02/15/2027	497,000	472,593
3.10%, 01/15/2030	1,085,000	1,026,104
6.50%, 03/15/2041	700,000	829,756
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,316,762
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	986,316
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	590,064
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	9,241,166
WP Carey, Inc.
4.25%, 10/01/2026	800,000	822,924

WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,018,675
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,054,775

Total Financials		1,621,632,580

Industrials – 1.70%
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	367,974
Airbus SE
3.15%, 04/10/2027(3)	736,000	739,077
3.95%, 04/10/2047(3)	150,000	155,137
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,899,471
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,233,120
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	207,047
3.50%, 04/01/2022	965,000	959,223
3.88%, 01/12/2028	221,000	211,889
4.50%, 03/01/2023	183,000	181,819
Aviation Capital Group LLC
3.50%, 11/01/2027(3)	700,000	534,118
3.88%, 05/01/2023(3)	780,000	728,838
BAE Systems Plc
5.80%, 10/11/2041(3)	400,000	500,552
Boeing Co.
2.30%, 08/01/2021	13,577,000	13,123,309
3.10%, 05/01/2026	3,354,000	3,101,361
3.30%, 03/01/2035	1,410,000	1,233,552
3.95%, 08/01/2059	4,825,000	4,337,042
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	725,000	793,808
4.38%, 09/01/2042	462,000	541,127
5.15%, 09/01/2043	389,000	505,668
5.40%, 06/01/2041	542,000	701,579
5.75%, 05/01/2040	373,000	505,444
6.15%, 05/01/2037	320,000	417,253
7.29%, 06/01/2036	134,000	189,708
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	648,594
Carlisle Cos, Inc.
3.50%, 12/01/2024	3,025,000	2,919,580
Carrier Global Corp.
2.24%, 02/15/2025(3)	4,476,000	4,371,131
3.38%, 04/05/2040(3)	3,781,000	3,318,788
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	420,000	423,648
2.85%, 06/01/2022	446,000	453,970
3.25%, 12/01/2024	1,429,000	1,477,165
3.45%, 05/15/2023	650,000	679,890
3.75%, 11/24/2023	2,175,000	2,287,120
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	222,340
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,359,163
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	198,980
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	357,843
5.13%, 05/18/2045(3)	230,000	222,950
CSX Corp.
3.35%, 09/15/2049	305,000	288,822

4.65%, 03/01/2068	2,000,000	2,182,088
4.75%, 05/30/2042	175,000	196,600
4.75%, 11/15/2048	1,280,000	1,476,233
5.50%, 04/15/2041	402,000	473,892
Deere & Co.
2.75%, 04/15/2025	2,526,000	2,615,391
2.88%, 09/07/2049	3,745,000	3,495,306
3.10%, 04/15/2030	444,000	470,773
3.75%, 04/15/2050	1,532,000	1,785,587
Eaton Corp.
4.00%, 11/02/2032	143,000	147,978
5.80%, 03/15/2037	500,000	659,143
7.63%, 04/01/2024	206,000	234,779
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	1,943,265
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	3,420,000
FedEx Corp.
4.95%, 10/17/2048	3,000,000	2,935,345
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	3,028,121
General Dynamics Corp.
3.25%, 04/01/2025	4,459,000	4,697,460
General Electric Co.
2.70%, 10/09/2022	1,917,000	1,885,538
3.15%, 09/07/2022	7,800,000	7,879,809
4.38%, 09/16/2020	5,743,000	5,746,342
4.65%, 10/17/2021	514,000	523,998
5.30%, 02/11/2021	184,000	186,759
5.55%, 05/04/2020	191,000	191,489
5.55%, 01/05/2026	1,384,000	1,495,218
5.88%, 01/14/2038	289,000	339,036
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	360,048
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	669,897
3.88%, 03/01/2026	1,380,000	1,425,522
John Deere Capital Corp.
2.25%, 09/14/2026	970,000	988,069
2.80%, 09/08/2027	700,000	691,124
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	11,848
4.95%, 07/02/2064(1)	928,000	1,081,800
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,207,233
L3Harris Technologies, Inc.
3.83%, 04/27/2025	1,820,000	1,893,813
4.85%, 04/27/2035	1,000,000	1,083,637
Lockheed Martin Corp.
3.10%, 01/15/2023	346,000	350,911
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	830,575
3.50%, 12/15/2027	6,165,000	6,091,936
4.25%, 07/02/2024	1,705,000	1,766,849
6.25%, 05/01/2037	107,000	116,125
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,449,864
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	3,319,639
5.50%, 07/31/2047(3)	3,902,000	3,292,859
Norfolk Southern Corp.
2.90%, 02/15/2023	294,000	297,286

3.95%, 10/01/2042	332,000	338,481
4.05%, 08/15/2052	1,100,000	1,187,463
4.80%, 08/15/2043	1,273,000	1,402,111
5.59%, 05/17/2025	6,000	6,662
7.80%, 05/15/2027	1,705,000	2,184,635
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	889,021
3.25%, 01/15/2028	250,000	262,288
3.85%, 04/15/2045	195,000	206,004
5.25%, 05/01/2050	3,766,000	5,126,718
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	4,043,071
Otis Worldwide Corp.
2.06%, 04/05/2025(3)	8,964,000	8,762,478
2.57%, 02/15/2030(3)	5,935,000	5,748,242
Pactiv LLC
7.95%, 12/15/2025	34,000	35,360
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	596,963
4.45%, 11/21/2044	333,000	350,467
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023(3)	220,000	217,323
3.95%, 03/10/2025(3)	7,000,000	7,242,473
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	85,621
4.38%, 06/15/2045	415,000	463,054
Rockwell Collins, Inc.
3.20%, 03/15/2024	409,000	421,963
4.35%, 04/15/2047	259,000	288,284
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	208,067
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,019,732
2.88%, 09/01/2020	345,000	343,469
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(3)	700,000	705,435
2.90%, 05/27/2022(3)	553,000	553,931
3.13%, 03/16/2024(3)	800,000	820,355
3.30%, 09/15/2046(3)	980,000	995,219
4.40%, 05/27/2045(3)	513,000	625,305
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,566,365
3.65%, 03/15/2027	4,975,000	4,875,678
Timken Co.
3.88%, 09/01/2024	1,000,000	1,036,911
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,109,361
Union Pacific Corp.
2.40%, 02/05/2030	3,305,000	3,216,381
4.10%, 09/15/2067	200,000	215,662
United Technologies Corp.
3.75%, 11/01/2046	1,130,000	1,185,270
4.15%, 05/15/2045	785,000	871,855
4.50%, 06/01/2042	1,823,000	2,117,020
4.63%, 11/16/2048	1,585,000	1,875,656
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,141,544
Wabtec Corp.
3.45%, 11/15/2026	5,000,000	4,612,175
4.38%, 08/15/2023	322,000	317,250
Waste Management, Inc.
3.45%, 06/15/2029	940,000	1,005,914

WestRock MWV LLC
8.20%, 01/15/2030	537,000	762,455
9.75%, 06/15/2020	17,000	17,220
WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,307,079
Xylem, Inc.
3.25%, 11/01/2026	1,192,000	1,261,801

Total Industrials		231,963,077

Technology – 1.10%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	483,465
4.50%, 12/05/2036	1,020,000	1,096,239
Apple, Inc.
2.45%, 08/04/2026	1,111,000	1,164,146
2.90%, 09/12/2027	1,643,000	1,754,618
3.00%, 06/20/2027	1,462,000	1,581,826
3.20%, 05/13/2025	1,010,000	1,094,058
3.20%, 05/11/2027	743,000	805,191
3.35%, 02/09/2027	2,020,000	2,203,515
3.45%, 02/09/2045	1,357,000	1,531,662
3.85%, 08/04/2046	776,000	937,190
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,972,469
3.13%, 01/15/2025	7,000,000	6,710,874
3.63%, 01/15/2024	1,988,000	1,967,187
Broadcom, Inc.
3.13%, 04/15/2021(3)	5,120,000	5,057,244
3.13%, 10/15/2022(3)	3,945,000	3,906,163
4.75%, 04/15/2029(3)	3,340,000	3,392,398
Dell International LLC / EMC Corp.
5.45%, 06/15/2023(3)	5,000,000	5,130,806
6.02%, 06/15/2026(3)	5,936,000	6,316,151
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	9,758,248
4.75%, 04/15/2027	1,500,000	1,505,588
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	1,300,000	1,327,896
3.50%, 04/15/2023	1,281,000	1,319,574
3.88%, 06/05/2024	582,000	616,853
Fiserv, Inc.
3.20%, 07/01/2026	890,000	916,053
3.85%, 06/01/2025	5,000,000	5,289,723
4.40%, 07/01/2049	2,850,000	3,036,508
4.75%, 06/15/2021	5,231,000	5,312,881
Genpact Luxembourg Sarl
3.38%, 12/01/2024	2,000,000	2,008,547
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,641,612
International Business Machines Corp.
3.30%, 05/15/2026	3,690,000	3,957,579
6.50%, 01/15/2028	120,000	154,672
Microsoft Corp.
2.40%, 08/08/2026	600,000	634,529
3.50%, 02/12/2035	318,000	376,414
3.75%, 02/12/2045	7,945,000	9,589,192
3.95%, 08/08/2056	713,000	890,796
4.00%, 02/12/2055	1,513,000	1,928,285
4.20%, 11/03/2035	231,000	289,537
4.45%, 11/03/2045	1,385,000	1,821,068
NVIDIA Corp.
2.85%, 04/01/2030	3,078,000	3,199,089
3.50%, 04/01/2050	4,680,000	5,109,270

NXP BV
4.30%, 06/18/2029(3)	3,536,000	3,620,253
5.35%, 03/01/2026(3)	8,590,000	9,286,242
Oracle Corp.
2.40%, 09/15/2023	757,000	772,647
2.50%, 04/01/2025	8,309,000	8,482,415
2.80%, 07/08/2021	766,000	777,127
2.95%, 11/15/2024	1,500,000	1,580,302
3.60%, 04/01/2050	3,151,000	3,138,297
3.80%, 11/15/2037	600,000	618,727
3.85%, 07/15/2036	1,065,000	1,112,040
3.90%, 05/15/2035	936,000	1,010,622
4.30%, 07/08/2034	221,000	258,774
4.38%, 05/15/2055	400,000	485,225
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,502,094
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,326,815
Xerox Corp.
2.75%, 09/01/2020	1,268,000	1,255,320

Total Technology		151,016,016

Utilities – 3.63%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,588,652
AEP Transmission Co. LLC
3.15%, 09/15/2049	580,000	583,218
3.75%, 12/01/2047	2,600,000	2,684,437
4.00%, 12/01/2046	2,020,000	2,044,498
4.25%, 09/15/2048	4,790,000	4,945,131
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,000,068
3.75%, 03/01/2045	182,000	187,450
4.10%, 01/15/2042	233,000	234,753
4.15%, 08/15/2044	205,000	192,587
6.13%, 05/15/2038	219,000	278,212
Ameren Corp.
2.50%, 09/15/2024	5,710,000	5,552,582
3.50%, 01/15/2031	2,798,000	2,791,369
Ameren Illinois Co.
3.25%, 03/15/2050	2,007,000	2,011,027
American Electric Power Co., Inc.
3.25%, 03/01/2050	948,000	823,869
American Water Capital Corp.
3.45%, 06/01/2029	590,000	629,595
3.85%, 03/01/2024	500,000	518,567
4.00%, 12/01/2046	2,350,000	2,380,337
6.59%, 10/15/2037	386,000	550,657
Appalachian Power Co.
6.70%, 08/15/2037	430,000	522,739
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	681,818
3.75%, 05/15/2046	2,290,000	2,408,102
5.05%, 09/01/2041	349,000	399,397
Atmos Energy Corp.
4.13%, 10/15/2044	1,860,000	2,020,832
4.15%, 01/15/2043	830,000	874,083
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,574,191
Avangrid, Inc.
3.15%, 12/01/2024	610,000	606,786
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	516,217

3.20%, 09/15/2049	1,105,000	1,053,136
3.50%, 08/15/2046	375,000	378,347
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	655,609
6.13%, 04/01/2036	366,000	482,729
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	262,505
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,189,992
4.27%, 03/15/2048(3)	1,100,000	1,133,992
4.50%, 03/10/2046(3)	2,000,000	2,092,772
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	168,790
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	158,000	159,343
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,071,189
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,259,844
CMS Energy Corp.
2.95%, 02/15/2027	348,000	343,109
3.00%, 05/15/2026	110,000	107,780
3.45%, 08/15/2027	350,000	354,834
3.88%, 03/01/2024	550,000	560,539
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	531,715
4.88%, 01/15/2024(3)	322,000	305,900
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	385,481
3.75%, 08/15/2047	1,000,000	1,081,943
4.00%, 03/01/2048	4,615,000	5,186,107
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	635,663
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	2,912,100
4.30%, 12/01/2056	3,050,000	3,221,535
4.50%, 05/15/2058	538,000	593,484
4.65%, 12/01/2048	5,900,000	6,748,640
5.70%, 06/15/2040	318,000	392,852
Consumers Energy Co.
3.25%, 08/15/2046	190,000	190,487
4.35%, 08/31/2064	191,000	213,041
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	174,407
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	264,000	262,646
4.60%, 12/15/2044	1,300,000	1,288,932
Dominion Energy Inc.
2.45%, 01/15/2023(3)	7,054,000	6,943,954
2.75%, 09/15/2022	529,000	526,093
2.85%, 08/15/2026	304,000	291,005
4.90%, 08/01/2041	212,000	221,173
5.25%, 08/01/2033	1,161,000	1,241,136
5.95%, 06/15/2035	3,389,000	3,929,062
7.00%, 06/15/2038	124,000	157,079
DTE Electric Co.
2.65%, 06/15/2022	194,000	192,589
DTE Energy Co.
2.53%, 10/01/2024	6,316,000	6,139,484
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141,000	159,956
6.00%, 12/01/2028	235,000	287,505

Duke Energy Corp.
3.55%, 09/15/2021	306,000	310,124
3.75%, 09/01/2046	10,300,000	9,873,744
3.95%, 08/15/2047	1,740,000	1,678,910
Duke Energy Florida LLC
4.20%, 07/15/2048	3,396,000	3,871,862
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	651,961
Duke Energy Progress LLC
3.70%, 10/15/2046	506,000	545,480
4.10%, 05/15/2042	217,000	248,430
4.10%, 03/15/2043	181,000	197,885
4.15%, 12/01/2044	129,000	145,496
4.20%, 08/15/2045	325,000	371,691
4.38%, 03/30/2044	132,000	151,912
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027(3)	1,675,000	1,649,799
Edison International
3.55%, 11/15/2024	3,606,000	3,581,886
4.13%, 03/15/2028	900,000	861,604
4.95%, 04/15/2025	645,000	643,510
5.75%, 06/15/2027	11,349,000	11,796,856
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	702,790
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	5,856,107
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,842,426
3.55%, 06/15/2026	3,895,000	3,714,903
4.75%, 06/15/2046	900,000	829,639
Enel Finance International NV
2.65%, 09/10/2024(3)	1,440,000	1,374,573
3.50%, 04/06/2028(3)	5,845,000	5,869,659
3.63%, 05/25/2027(3)	12,505,000	12,694,514
4.63%, 09/14/2025(3)	1,787,000	1,888,556
4.75%, 05/25/2047(3)	5,575,000	5,692,615
4.88%, 06/14/2029(3)	215,000	234,032
6.00%, 10/07/2039(3)	307,000	330,783
Engie Energia Chile SA
3.40%, 01/28/2030(3)	1,600,000	1,368,000
Entergy Arkansas LLC
3.50%, 04/01/2026	307,000	325,202
Entergy Corp.
2.95%, 09/01/2026	310,000	307,271
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	638,210
3.05%, 06/01/2031	440,000	440,418
3.12%, 09/01/2027	370,000	384,330
4.00%, 03/15/2033	2,610,000	2,895,583
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,920,110
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,074,601
Eversource Energy
2.75%, 03/15/2022	8,915,000	9,041,425
Exelon Corp.
3.50%, 06/01/2022	10,180,000	9,854,343
4.95%, 06/15/2035	1,500,000	1,594,263
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,193,226
4.25%, 06/15/2022	313,000	313,038
5.75%, 10/01/2041	192,000	174,073

6.25%, 10/01/2039	300,000	282,164
FirstEnergy Corp.
2.85%, 07/15/2022	1,124,000	1,096,067
3.40%, 03/01/2050	3,305,000	3,124,470
3.90%, 07/15/2027	1,362,000	1,376,642
4.25%, 03/15/2023	3,893,000	3,976,135
4.85%, 07/15/2047	263,000	294,106
FirstEnergy Transmission LLC
4.55%, 04/01/2049(3)	1,737,000	1,736,070
5.45%, 07/15/2044(3)	4,430,000	4,994,579
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	898,379
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,194,712
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,052,226
Israel Electric Corp. Ltd.
5.00%, 11/12/2024(3)	3,288,000	3,423,663
6.88%, 06/21/2023(3)	2,340,000	2,570,045
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,437,903
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	791,103
6.15%, 06/01/2037	400,000	535,662
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	428,663	515,221
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	389,857
4.20%, 03/15/2048	500,000	560,175
5.30%, 10/01/2041	1,032,000	1,238,869
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	544,359
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	605,721
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	609,451
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	333,658
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	10,417,567
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	357,904
3.05%, 04/25/2027	462,000	487,227
8.00%, 03/01/2032	791,000	1,200,650
Nevada Power Co.
2.40%, 05/01/2030	3,306,000	3,156,461
5.38%, 09/15/2040	261,000	297,870
5.45%, 05/15/2041	386,000	458,861
New England Power Co.
3.80%, 12/05/2047(3)	6,995,000	7,175,774
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	844,078
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/2023	3,671,000	3,723,051
3.34%, 09/01/2020	15,940,000	15,956,488
Niagara Mohawk Power Corp.
3.51%, 10/01/2024(3)	258,000	269,919
NiSource, Inc.
2.65%, 11/17/2022	11,730,000	11,832,703
2.95%, 09/01/2029	5,658,000	5,374,463
3.85%, 02/15/2023	283,000	284,748
3.95%, 03/30/2048	4,480,000	4,555,566

5.80%, 02/01/2042	3,455,000	3,845,367
6.25%, 12/15/2040	550,000	632,184
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,556,876
4.13%, 05/15/2044	1,480,000	1,732,914
NRG Energy, Inc.
4.45%, 06/15/2029(3)	1,155,000	1,170,362
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,250,313
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	2,437,000	2,367,320
5.75%, 03/15/2029	124,000	151,248
PECO Energy Co.
2.38%, 09/15/2022	578,000	575,964
3.70%, 09/15/2047	2,120,000	2,276,373
3.90%, 03/01/2048	5,235,000	5,865,118
4.15%, 10/01/2044	353,000	393,970
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,277,141
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	317,732
Perusahaan Listrik Negara PT
4.88%, 07/17/2049(3)	1,541,000	1,471,655
5.50%, 11/22/2021(3)	1,959,000	1,968,795
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,959,137
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	166,045
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	187,002
PPL Capital Funding, Inc.
3.10%, 05/15/2026	5,226,000	5,318,261
4.00%, 09/15/2047	4,972,000	4,615,470
4.20%, 06/15/2022	1,082,000	1,087,857
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	179,911
3.00%, 10/01/2049	2,105,000	2,023,000
4.13%, 06/15/2044	208,000	230,273
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	393,436
4.40%, 01/15/2021	390,000	393,241
7.75%, 03/01/2031	3,031,000	4,110,119
PSEG Power LLC
3.00%, 06/15/2021	2,310,000	2,316,601
5.13%, 04/15/2020	430,000	430,167
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	346,585
4.10%, 06/15/2048	2,515,000	2,738,577
Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	207,733
6.63%, 11/15/2037	649,000	875,738
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,029,584
3.60%, 12/01/2047	1,605,000	1,671,002
5.38%, 11/01/2039	117,000	149,873
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,173,499
Puget Sound Energy, Inc.
3.25%, 09/15/2049	3,890,000	3,813,791
RGS I&M Funding Corp.
9.82%, 06/07/2022	82,076	82,445

San Diego Gas & Electric Co.
3.32%, 04/15/2050	292,000	291,612
3.75%, 06/01/2047	1,594,000	1,614,678
3.95%, 11/15/2041	310,000	303,291
4.15%, 05/15/2048	1,693,000	1,823,306
4.30%, 04/01/2042	2,045,000	2,170,465
5.35%, 05/15/2040	3,430,000	4,048,685
6.00%, 06/01/2026	213,000	257,234
Sempra Energy
4.05%, 12/01/2023	10,325,000	10,581,812
6.00%, 10/15/2039	4,463,000	4,916,209
Southern California Edison Co.
1.85%, 02/01/2022	96,000	94,670
3.50%, 10/01/2023	328,000	338,481
3.65%, 03/01/2028	1,200,000	1,224,068
3.65%, 02/01/2050	3,099,000	2,984,108
3.70%, 08/01/2025	5,547,000	5,709,944
3.90%, 12/01/2041	392,000	382,883
4.05%, 03/15/2042	800,000	833,503
4.13%, 03/01/2048	1,880,000	2,007,131
6.05%, 03/15/2039	253,000	310,728
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,557,910
Southern Co.
3.25%, 07/01/2026	218,000	219,867
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	232,649
3.25%, 06/15/2026	225,000	221,504
3.50%, 09/15/2021	530,000	532,419
3.95%, 10/01/2046	282,000	252,299
4.40%, 06/01/2043	160,000	166,075
5.88%, 03/15/2041	1,210,000	1,371,682
Southern Power Co.
5.15%, 09/15/2041	746,000	713,790
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	556,164
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	384,485
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	749,015
Toledo Edison Co.
6.15%, 05/15/2037	680,000	993,121
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	419,518
Union Electric Co.
2.95%, 06/15/2027	715,000	734,144
3.65%, 04/15/2045	1,370,000	1,334,342
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	160,133
3.45%, 02/15/2024	191,000	198,058
3.50%, 03/15/2027	4,955,000	5,188,321
4.45%, 02/15/2044	126,000	143,743
4.60%, 12/01/2048	1,705,000	1,937,873
4.65%, 08/15/2043	3,500,000	4,080,100
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	7,952,244
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	880,214
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,678,305
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	287,957

Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,404,765
3.35%, 12/01/2026	5,105,000	5,042,109

Total Utilities		496,838,353

Total Corporate Bonds (Cost: $4,141,208,371)		4,154,083,445

Government Related – 16.11%
Other Government Related – 2.14%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	697,047
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,095,983
Atlanta Independent School System
5.56%, 03/01/2026	535,000	643,953
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	6,811,220
6.26%, 04/01/2049	1,650,000	2,517,537
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	970,275
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,072,647
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,158,480
Clark County School District
5.51%, 06/15/2024	3,000,000	3,293,370
Colombia Government International Bond
4.00%, 02/26/2024	1,831,000	1,852,807
4.38%, 07/12/2021	1,000,000	1,006,260
4.50%, 01/28/2026	1,192,000	1,205,422
5.00%, 06/15/2045	2,872,000	2,943,800
5.63%, 02/26/2044	200,000	219,500
7.38%, 09/18/2037	2,150,000	2,676,750
Corp. Andina de Fomento
2.13%, 09/27/2021	2,740,000	2,777,648
2.75%, 01/06/2023	1,125,000	1,169,494
3.25%, 02/11/2022	1,230,000	1,275,276
4.38%, 06/15/2022	2,735,000	2,920,515
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	118,592
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,133,037
Eaton Community City School District
5.39%, 08/25/2027	275,000	276,075
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,195,549
Fannie Mae
1.63%, 01/07/2025	6,247,000	6,558,614
1.88%, 09/24/2026	725,000	771,466
2.25%, 04/12/2022	6,542,000	6,781,008
2.63%, 09/06/2024	5,221,000	5,695,234
6.25%, 05/15/2029	630,000	902,907
6.63%, 11/15/2030(6)	2,300,000	3,497,884
7.13%, 01/15/2030(4)(6)	1,500,000	2,318,988
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	792,315
Federal Home Loan Banks
4.00%, 10/24/2029(6)	2,000,000	2,510,462
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,748,756
6.75%, 09/15/2029	625,000	934,056
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	647,930

Hydro-Quebec
8.05%, 07/07/2024	638,000	820,749
8.40%, 01/15/2022	826,000	934,747
9.40%, 02/01/2021	186,000	198,865
Indonesia Government International Bond
4.13%, 01/15/2025(3)	1,325,000	1,360,654
4.45%, 02/11/2024	1,130,000	1,170,790
5.88%, 01/15/2024(3)	1,300,000	1,410,756
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	675,000	675,088
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,765,793
0.00%, 11/01/2023	413,000	396,411
0.00%, 11/01/2024	1,000,000	947,231
0.00%, 11/01/2024	17,739,000	16,820,661
0.00%, 11/15/2026	258,000	237,367
5.50%, 09/18/2033	619,000	909,542
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(3)	200,000	206,771
2.00%, 09/08/2020(3)	1,600,000	1,607,654
2.13%, 04/13/2021(3)	400,000	405,468
2.13%, 10/25/2023(3)	3,400,000	3,538,807
2.63%, 04/20/2022(3)	6,000,000	6,202,183
3.25%, 04/24/2023(3)	1,000,000	1,071,797
Korea Gas Corp.
4.25%, 11/02/2020(3)	279,000	283,707
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	3,858,528
Mexico Government International Bond
3.60%, 01/30/2025	868,000	879,935
3.75%, 01/11/2028	3,517,000	3,495,933
4.13%, 01/21/2026	1,014,000	1,039,360
4.35%, 01/15/2047	42,000	40,806
4.50%, 01/31/2050	1,275,000	1,260,350
4.60%, 01/23/2046	1,494,000	1,486,306
4.60%, 02/10/2048	1,482,000	1,487,202
4.75%, 03/08/2044	450,000	455,625
5.75%, 10/12/2110	588,000	609,321
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,780
3.75%, 07/01/2034	90,000	92,805
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/2042	4,060,000	3,931,054
5.75%, 12/15/2028	5,100,000	6,007,749
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,361,815
New York State Dormitory Authority
3.19%, 02/15/2043	8,125,000	8,040,256
5.60%, 03/15/2040	260,000	315,011
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,578,940
North American Development Bank
2.40%, 10/26/2022	2,595,000	2,633,875
North Carolina Housing Finance Agency
3.00%, 01/01/2033	1,745,000	1,780,092
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(7)	8,600,000	8,456,122
Ohio State University
4.05%, 12/01/2056	406,000	425,366
4.80%, 06/01/2111	1,102,000	1,327,403
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,769,004

Peruvian Government International Bond
5.63%, 11/18/2050	190,000	283,100
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065,000	2,281,205
5.65%, 11/01/2040	435,000	584,936
5.65%, 11/01/2040	1,260,000	1,694,297
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	421,244
2.60%, 04/16/2024	110,000	117,155
Qatar Government International Bond
2.38%, 06/02/2021(3)	3,200,000	3,182,579
4.82%, 03/14/2049(3)	1,200,000	1,413,379
5.10%, 04/23/2048(3)	3,140,000	3,807,376
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,367,577
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	386,578
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	979,000	911,014
0.00%, 10/15/2027	1,295,000	1,167,953
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2023	3,270,000	3,351,031
Romanian Government International Bond
5.13%, 06/15/2048(3)	5,000,000	5,150,000
6.75%, 02/07/2022(8)	250,000	261,848
Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,546,322
4.00%, 04/17/2025(3)	3,200,000	3,322,816
State of California
7.30%, 10/01/2039	275,000	422,551
7.50%, 04/01/2034	5,540,000	8,736,968
State of Illinois
5.00%, 10/01/2022	685,000	705,057
5.00%, 11/01/2022	10,340,000	10,638,309
5.10%, 06/01/2033	3,835,000	3,806,736
State of Israel
3.88%, 07/03/2050	4,618,000	4,618,000
Tennessee Valley Authority
2.88%, 02/01/2027	1,000,000	1,073,134
4.25%, 09/15/2065	1,720,000	2,687,109
4.63%, 09/15/2060	1,308,000	2,035,284
5.50%, 06/15/2038	57,000	83,803
5.88%, 04/01/2036	2,967,000	4,539,476
7.13%, 05/01/2030	1,615,000	2,429,627
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,713,957
0.00%, 03/15/2032	1,514,000	1,181,125
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,715,013
0.00%, 06/15/2035	258,000	181,569
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	1,788,859
Three Rivers Local School District
5.21%, 09/15/2027	285,000	291,336
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,433,624
2.50%, 06/08/2022(3)	5,000,000	5,183,723
3.25%, 06/01/2023(3)	1,200,000	1,291,706
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,910,000
University of Missouri
5.96%, 11/01/2039	3,445,000	4,592,357

University of Virginia
4.18%, 09/01/2117	1,540,000	1,830,644
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	2,933,201
5.10%, 06/18/2050	1,150,000	1,309,574
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	289,657
Westlake City School District
5.23%, 12/01/2026	430,000	438,002

Total Other Government Related		292,695,347

U.S. Treasury Obligations – 13.97%
U.S. Treasury Bond
3.00%, 11/15/2044	1,585,000	2,145,818
4.38%, 02/15/2038	1,481,000	2,310,534
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(9)	2,532,591	2,496,103
1.75%, 01/15/2028(9)	738,834	840,891
2.50%, 01/15/2029(9)	496,236	609,376
3.63%, 04/15/2028(9)	1,663,554	2,142,391
U.S. Treasury Note
0.38%, 03/31/2022	4,612,000	4,624,251
0.50%, 03/15/2023	59,000	59,369
0.63%, 03/31/2027	537,000	539,958
1.50%, 02/15/2030	32,603,000	35,147,562
1.75%, 12/31/2024	56,523,800	60,191,223
1.75%, 12/31/2026	2,230,000	2,409,097
1.88%, 11/30/2021	11,500,000	11,818,047
U.S. Treasury Note/Bond
0.50%, 03/31/2025	26,002,000	26,166,544
1.13%, 02/28/2021	8,000,000	8,072,500
1.38%, 08/31/2020	10,000,000	10,052,344
1.38%, 10/31/2020	1,050,000	1,057,547
1.38%, 08/31/2023	12,000,000	12,433,125
1.50%, 05/31/2020	2,375,000	2,380,487
1.50%, 01/31/2022	1,250,000	1,278,662
1.63%, 10/31/2023	25,000,000	26,152,344
1.63%, 08/15/2029	22,605,000	24,544,968
1.75%, 02/28/2022	37,900,000	38,999,988
1.75%, 03/31/2022	53,000,000	54,610,703
1.75%, 01/31/2023	12,000,000	12,498,281
1.75%, 05/15/2023	17,221,000	17,999,308
1.75%, 06/30/2024	10,081,000	10,676,409
1.75%, 07/31/2024	10,525,000	11,153,622
1.88%, 04/30/2022	2,000,000	2,067,891
2.00%, 11/30/2020	1,000,000	1,012,578
2.00%, 05/31/2024	5,272,000	5,632,803
2.00%, 06/30/2024	543,000	580,628
2.00%, 08/15/2025	150,100	162,448
2.00%, 02/15/2050	26,176,000	30,401,992
2.13%, 08/15/2021	2,805,000	2,879,289
2.13%, 12/31/2022	20,000,000	21,013,281
2.13%, 02/29/2024	10,842,000	11,603,905
2.13%, 03/31/2024	18,758,000	20,090,111
2.13%, 05/15/2025	37,000,000	40,188,360
2.25%, 04/30/2021	1,800,000	1,841,203
2.25%, 04/30/2024	12,723,000	13,707,045
2.25%, 11/15/2024	20,529,000	22,294,815
2.25%, 11/15/2025	34,096,000	37,452,325
2.25%, 08/15/2046	26,502,100	31,901,903
2.25%, 08/15/2049	14,964,000	18,205,810
2.38%, 02/29/2024	24,721,000	26,707,371
2.38%, 08/15/2024	20,000,000	21,750,000
2.38%, 11/15/2049	11,598,000	14,475,754

2.50%, 01/31/2024	19,914,000	21,562,350
2.50%, 05/15/2024	738,000	803,036
2.50%, 02/15/2045	81,950,000	102,344,666
2.63%, 08/15/2020	3,709,000	3,744,351
2.63%, 11/15/2020	4,596,000	4,666,915
2.63%, 05/15/2021	5,277,800	5,425,001
2.63%, 12/31/2023	4,830,000	5,246,210
2.75%, 05/31/2023	1,737,000	1,871,482
2.75%, 08/31/2023	10,436,000	11,298,601
2.75%, 02/15/2024	1,000,000	1,093,398
2.75%, 11/15/2042	1,200,000	1,550,156
2.75%, 08/15/2047	16,887,000	22,321,844
2.75%, 11/15/2047	16,648,000	22,035,839
2.88%, 10/31/2023	6,040,000	6,587,611
2.88%, 04/30/2025	840,000	944,114
2.88%, 05/31/2025	5,392,000	6,068,738
2.88%, 05/15/2043	106,500,000	140,338,711
2.88%, 08/15/2045	7,800,000	10,429,148
2.88%, 05/15/2049	27,711,000	37,841,752
3.00%, 05/15/2047	13,861,000	19,161,750
3.00%, 02/15/2048	870,000	1,204,304
3.00%, 02/15/2049	10,240,000	14,279,600
3.13%, 05/15/2021	4,592,000	4,746,262
3.13%, 11/15/2028	44,050,000	53,197,258
3.13%, 02/15/2043	18,100,000	24,754,578
3.13%, 05/15/2048	26,063,000	36,954,483
3.38%, 11/15/2048	30,304,000	44,991,970
3.50%, 05/15/2020	1,300,000	1,305,356
3.50%, 02/15/2039	38,794,100	55,228,554
3.63%, 08/15/2043	16,350,000	24,108,586
3.63%, 02/15/2044	32,750,000	48,457,207
3.75%, 11/15/2043	48,150,000	72,398,039
3.88%, 08/15/2040	4,850,000	7,277,273
4.25%, 11/15/2040	4,500,000	7,073,086
4.38%, 11/15/2039	11,454,000	18,122,823
4.38%, 05/15/2041	1,500,000	2,406,035
4.75%, 02/15/2037	37,619,000	60,086,066
4.75%, 02/15/2041	3,500,000	5,849,102
5.00%, 05/15/2037	8,604,000	14,133,414
8.00%, 11/15/2021	4,414,000	4,971,785
8.13%, 05/15/2021	1,718,000	1,873,023
8.75%, 08/15/2020	6,304,000	6,506,418
U.S. Treasury Strip Coupon
0.00%, 05/15/2021	13,188,000	13,166,173
0.00%, 08/15/2021	9,469,000	9,441,826
0.00%, 11/15/2021	14,679,000	14,623,330
0.00%, 02/15/2022	33,917,000	33,763,800
0.00%, 05/15/2022	18,154,000	18,056,171
0.00%, 08/15/2022	4,975,000	4,942,731
0.00%, 11/15/2022	17,400,000	17,266,162
0.00%, 05/15/2023	30,855,000	30,530,755
0.00%, 08/15/2023	22,550,000	22,270,809
0.00%, 11/15/2023	3,218,000	3,174,722
0.00%, 02/15/2024	12,206,000	12,022,828
0.00%, 05/15/2024	1,322,000	1,297,591
0.00%, 08/15/2024	1,834,000	1,797,858
0.00%, 11/15/2024	6,105,000	5,977,238
0.00%, 02/15/2025	799,000	779,105
0.00%, 05/15/2025	3,279,000	3,185,090
0.00%, 08/15/2027	4,314,000	4,107,666
0.00%, 11/15/2027	4,607,000	4,371,722
0.00%, 02/15/2031(6)	12,590,000	11,387,119

0.00%, 02/15/2033	10,000,000	8,786,906
0.00%, 08/15/2033	4,212,000	3,671,870
0.00%, 11/15/2033	13,216,000	11,492,163
0.00%, 02/15/2034	17,759,000	15,366,668
0.00%, 08/15/2034	6,895,000	5,923,502
0.00%, 11/15/2034	2,487,000	2,128,402
0.00%, 02/15/2035	1,824,000	1,554,865
0.00%, 05/15/2035	1,920,000	1,632,041
0.00%, 08/15/2035	175,000	148,148
0.00%, 05/15/2036	121,000	101,011
0.00%, 05/15/2039(6)	455,000	357,638
0.00%, 08/15/2041	1,225,000	923,446
0.00%, 11/15/2043(6)	4,090,000	2,906,220

Total U.S. Treasury Obligations		1,909,797,435

Total Government Related (Cost: $1,887,877,401)		2,202,492,782

Mortgage-Backed Obligations – 40.02%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035(3)(4)	5,204,000	4,402,924
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(13)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	1,958,790	1,986,813
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	522,039	534,906
Alternative Loan Trust 2004-8CB
1.22% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034(2)	504,570	490,392
Alternative Loan Trust 2005-1CB
6.15% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035(2)(7)	151,526	23,913
Alternative Loan Trust 2005-20CB
3.80% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035(2)(7)	509,758	71,417
Alternative Loan Trust 2005-22T1
4.12% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035(2)(7)	596,862	96,893
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	212,041	194,593
6.00%, 08/25/2035	7,477	4,711
Alternative Loan Trust 2005-37T1
4.10% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035(2)(7)	2,013,190	317,152
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	5,413	5,244
Alternative Loan Trust 2005-54CB
3.90% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035(2)(7)	833,030	129,777
5.50%, 11/25/2035	2,898	2,691
5.50%, 11/25/2035	210,850	179,135
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	85,379	77,813
Alternative Loan Trust 2005-J1
4.15% (1 Month LIBOR USD + 5.10%), 02/25/2035(2)(7)	36,197	969
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	67,312	46,368
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	4,841	4,748
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	37,495	36,527
Alternative Loan Trust 2006-J5
4.11%, 07/25/2021(4)	14,469	14,019
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035(3)(4)	3,148	3,179
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022(3)	13,580,000	13,509,433
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036(3)	163,697	156,774

Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049(3)	9,100,000	8,949,546
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030(3)	809,000	816,942
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046(3)(4)	1,200,000	1,025,503
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022(3)	4,000,000	3,581,406
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045(3)	6,300,000	5,644,527
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049	988	741
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	9,235	8,243
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	34,075	31,381
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	15,231	13,791
Banc of America Alternative Loan Trust 2007-1
5.13%, 04/25/2022(4)	22,978	20,913
Banc of America Commercial Mortgage Trust 2006-5
0.47%, 09/10/2047(3)(4)	115,456	133
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	25,850	19,508
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	1,780,361	1,804,992
Banc of America Funding 2004-C Trust
4.41%, 12/20/2034(4)	34,708	30,474
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	24,681	21,935
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	24,299	19,635
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	8,913	6,367
Banc of America Funding 2005-C Trust
1.01% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035(2)	1,771,723	1,687,367
Banc of America Funding 2005-E Trust
4.44%, 03/20/2035(4)	8,426	8,408
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	14,463	9,557
Banc of America Mortgage 2003-C Trust
4.33%, 04/25/2033(4)	11,565	10,165
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	7,241,605
BANK 2017-BNK8
3.49%, 11/15/2050	12,745,000	13,655,039
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,559,655
BANK 2018-BNK13
4.22%, 08/15/2061(4)	3,582,000	4,030,913
BANK 2019-BNK21
2.85%, 10/17/2052	2,742,000	2,819,642
BANK 2020-BNK26
2.40%, 03/15/2063	1,461,000	1,439,453
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	22,062,946
BB-UBS Trust
2.89%, 06/05/2030(3)	568,000	566,841
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036(3)	4,602,000	4,571,581
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034(3)(4)	47,652	47,203

Bear Stearns ALT-A Trust 2005-7
1.49% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035(2)	471,973	462,100
Bear Stearns ARM Trust 2003-2
4.09%, 01/25/2033(3)(4)	103,572	92,236
Bear Stearns ARM Trust 2003-7
4.31%, 10/25/2033(4)	9,417	8,154
Bear Stearns ARM Trust 2004-2
3.74%, 05/25/2034(4)	47,215	39,141
Bear Stearns ARM Trust 2006-1
3.84% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036(2)	152,404	142,034
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	19,074	19,566
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.28%, 12/11/2038(3)(4)	600,397	298
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045(3)(4)	10,630,831	4,549
Bellemeade Re 2018-1 Ltd.
2.55% (1 Month LIBOR USD + 1.60%), 04/25/2028(2)(3)	2,759,677	2,738,694
Bellemeade Re 2018-2 Ltd.
2.30% (1 Month LIBOR USD + 1.35%), 08/25/2028(2)(3)	1,381,605	1,372,157
2.55% (1 Month LIBOR USD + 1.60%), 08/25/2028(2)(3)	1,350,000	1,153,128
Bellemeade Re 2018-3 Ltd.
2.80% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028(2)(3)	3,117,494	3,099,014
Bellemeade Re 2019-3 Ltd.
2.05% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029(2)(3)	3,038,077	3,023,164
2.55% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029(2)(3)	3,600,000	3,080,012
Benchmark 2018-B1 Mortgage Trust
2.67%, 12/15/2072	30,000,000	29,825,418
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053	511,000	520,250
BX Commercial Mortgage Trust 2020-BXLP
1.50% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036(2)(3)	13,500,000	12,519,970
CD 2006-CD3 Mortgage Trust
0.60%, 10/15/2048(3)(4)	2,070,033	12,538
CD 2007-CD4 Commercial Mortgage Trust
1.30%, 12/11/2049(3)(4)	16,295	627
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057	20,000,000	20,200,992
Chase Mortgage Finance Trust Series 2006-A1
4.30%, 09/25/2036(4)	116,837	93,221
Chase Mortgage Finance Trust Series 2007-A1
4.36%, 02/25/2037(4)	30,276	27,706
4.36%, 02/25/2037(4)	35,295	32,314
4.55%, 02/25/2037(4)	10,235	9,190
4.68%, 02/25/2037(4)	61,088	55,408
Chase Mortgage Finance Trust Series 2007-A2
4.13%, 06/25/2035(4)	49,557	44,803
4.78%, 06/25/2035(4)	36,343	31,858
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	10,426	9,050
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	28,031	26,839
5.75%, 04/25/2034	19,098	18,350
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	114,199	110,005
CHL Mortgage Pass-Through Trust 2004-7
4.52%, 06/25/2034(4)	6,650	6,276
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2020	1,517	1,529
CHL Mortgage Pass-Through Trust 2004-HYB1
3.59%, 05/20/2034(4)	9,560	8,383

CHL Mortgage Pass-Through Trust 2004-HYB3
3.85%, 06/20/2034(4)	58,945	51,180
CHL Mortgage Pass-Through Trust 2004-HYB6
3.92%, 11/20/2034(4)	35,705	30,734
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	21,351	17,217
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	10,464	8,746
CHL Mortgage Pass-Through Trust 2005-22
3.56%, 11/25/2035(4)	143,808	119,530
CIM Trust 2017-6
3.02%, 06/25/2057(3)(4)	4,222,186	3,918,318
CIM Trust 2017-8
3.00%, 12/25/2065(3)(4)	7,762,673	7,293,306
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	1,816	1,772
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	52,978	49,733
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	3,953,470	4,153,617
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,225,515	3,337,695
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	9,634,692	10,024,923
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,065,328
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	717,000	757,143
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,456,925
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049	2,764,000	2,806,091
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,906,743
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049(4)	2,783,000	2,946,289
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,642,902
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	21,601,054
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	23,940,745
4.01%, 03/10/2051	1,279,000	1,415,596
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072	10,000,000	10,161,711
3.10%, 12/15/2072	5,196,000	5,378,054
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053	13,520,000	13,688,901
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033	146	130
4.24%, 09/25/2033(4)	55,087	48,720
7.00%, 06/25/2033(1)	14,352	14,673
Citigroup Mortgage Loan Trust 2009-10
4.31%, 09/25/2033(3)(4)	183,365	168,763
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058(3)(4)	437,752	413,143
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(3)(4)	2,284,871	2,104,796
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033	4,294	3,775
0.00%, 10/25/2033	3,432	2,891
2.49%, 02/25/2035(4)	22,032	15,436
3.97%, 08/25/2035(4)	64,019	46,341

4.29%, 08/25/2034(4)	14,169	11,914
5.25%, 10/25/2033	20,762	21,022
5.50%, 05/25/2035	103,825	105,735
5.50%, 11/25/2035	1,854	1,837
6.00%, 11/25/2035	2,260,383	2,146,777
7.00%, 09/25/2033	3,094	3,017
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.87%, 08/15/2048(4)	454,713	919
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,815,979
COMM 2012-CCRE2 Mortgage Trust
1.63%, 08/15/2045(4)	2,676,192	81,517
3.15%, 08/15/2045	9,614,464	9,772,935
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(3)	516,000	532,600
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,225,913	1,255,733
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,059,736	3,173,184
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,113,981	4,315,607
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050	8,100,000	8,605,065
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,308,032	9,737,694
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035(3)(4)	708,000	701,788
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	1,799,555	1,796,805
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,769,300	18,706,982
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,485,046
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	417,521	417,732
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,475,332	7,852,435
3.70%, 08/10/2048	770,833	822,830
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	11,173,000	11,611,181
3.76%, 08/10/2048	2,437,000	2,572,245
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,324,928
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033(3)(4)	10,975,000	11,887,850
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037(3)	6,090,000	4,981,830
Commercial Mortgage Trust 2006-GG7
5.51%, 07/10/2038(4)	47,539	47,230
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.01%, 01/15/2049(3)(4)	1,920,525	19
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033	40,095	32,274
3.87%, 03/25/2034(4)	1,009,302	988,038
4.16%, 06/25/2033(4)	23,374	20,924
5.25%, 07/25/2033	1,213,878	1,160,437
5.25%, 09/25/2033	47,044	47,880
5.25%, 09/25/2034	9,388	8,563
6.73%, 02/25/2033(4)	67,734	70,008
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,798,738

CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	1,882,000	1,932,430
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,697,475
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	1,299,000	1,348,525
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033	33,203	33,795
5.25%, 11/25/2033	55,773	55,197
5.75%, 11/25/2033	244,966	251,807
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034	38,852	38,045
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034	88,786	85,519
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035	15,588	11,308
5.50%, 10/25/2035	181,175	2,064
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035	8,025	5,334
CSMA SFR Holdings II A-1
3.50%, 07/25/2023(13)	6,427,889	6,421,461
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(3)	3,000,000	2,436,873
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(3)	3,439,867	3,562,877
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057(3)(4)	12,305,818	12,399,936
CSMC 2020-WL1 TR VARIABLE REGD 144A
2.35% (1 Month LIBOR USD + 1.40%), 12/26/2059(2)(3)(13)	16,322,757	16,322,757
CSMC Series 2010-17R
4.02%, 06/26/2036(3)(4)	7,289	7,274
CSMC Series 2019-11R
2.71% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/25/2045(2)(3)	6,996,211	6,499,963
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)	3,522,389	3,461,982
CSMCM 2018-RPL9 Trust
3.91%, 09/25/2057(3)(13)	3,253,738	3,123,029
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	15,557,928
DBUBS 2011-LC2 Mortgage Trust
1.02%, 07/10/2044(3)(4)	2,238,335	15,945
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046(3)(4)	265,534	259,977
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.06%, 02/25/2021(4)	11,375	11,299
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.28%, 06/25/2020(4)	16,497	15,871
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034(1)	125	123
Eagle RE 2018-1 Ltd.
2.65% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028(2)(3)	2,263,699	2,253,054
Eagle RE 2019-1 Ltd.
2.75% (1 Month LIBOR USD + 1.80%), 04/25/2029(2)(3)	1,383,560	1,377,324
Fannie Mae
2.50%, 04/01/2035(10)	9,010,000	9,348,931
2.50%, 04/01/2050(10)	30,650,000	31,761,063
3.00%, 04/01/2035(10)	5,460,000	5,709,827
3.00%,04/01/2050(10)	2,385,000	2,500,989
3.50%, 04/01/2050(10)	25,000,000	26,446,289
3.69%, 09/01/2028	4,724,878	5,427,659
4.00%, 04/01/2050(10)	24,680,000	26,351,154
4.50%, 04/01/2050(10)	10,725,000	11,542,781
5.00%, 04/01/2050(10)	4,395,000	4,745,742

Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039(4)	64,236	70,668
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	102,460	114,412
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	115,828	140,267
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	22,302	26,257
Fannie Mae Grantor Trust 2004-T2
4.36%, 07/25/2043(4)	102,165	108,777
7.50%, 11/25/2043	193,833	230,233
Fannie Mae Grantor Trust 2004-T3
10.10%, 01/25/2044(4)	23,011	28,022
6.50%, 02/25/2044	283,120	334,595
7.00%, 02/25/2044	118,913	142,596
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,533,364	6,892,376
Fannie Mae Interest Strip
0.00%, 09/25/2024	39,697	38,759
0.00%, 01/25/2033	8,121	7,605
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042(2)	629,712	634,998
1.50% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042(2)	1,532,569	1,544,800
4.50%, 11/25/2020	23	0
5.00%, 12/25/2033(4)	10,974	1,689
5.50%, 05/25/2036	42,044	8,990
5.50%, 08/25/2036	28,453	5,412
5.50%, 04/25/2037	11,900	1,962
6.00%, 01/25/2038	28,089	5,652
7.50%, 04/25/2023	452	40
9.00%, 03/25/2024	372	410
Fannie Mae Pool
1.87% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,430,735	1,428,174
2.00% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,460,315	3,450,810
2.00%, 12/01/2020	1,548,000	1,555,219
2.00%, 08/01/2031	2,562,995	2,640,514
2.28%, 12/01/2022	954,067	984,871
2.29%, 10/01/2026	10,058,447	10,662,726
2.32% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(2)	867,175	863,761
2.32%, 12/01/2022	349,651	361,181
2.34%, 12/01/2022	2,201,927	2,276,071
2.34%, 01/01/2023	1,271,544	1,315,920
2.37%, 11/01/2022	440,725	455,402
2.37%, 01/01/2023	1,015,066	1,050,078
2.38%, 11/01/2022	802,957	829,956
2.38%, 12/01/2022	462,648	478,792
2.39%, 10/01/2022	595,728	615,189
2.41%, 11/01/2022	144,830	149,617
2.42%, 12/01/2022	1,089,371	1,127,040
2.42%, 06/01/2023	834,484	868,273
2.44%, 11/01/2022	760,773	786,476
2.45%, 11/01/2022	1,391,911	1,441,105
2.45%, 01/01/2023	682,896	707,687
2.45%, 02/01/2023	1,290,000	1,340,202
2.49%, 03/01/2023	748,714	778,470
2.50%, 04/01/2023	1,445,000	1,506,502
2.50%, 09/01/2027	370,910	385,228
2.50%, 04/01/2028	3,505,737	3,641,238
2.50%, 04/01/2030	1,823,042	1,905,441
2.50%, 05/01/2030	2,275,551	2,367,267
2.50%, 11/01/2031	3,122,410	3,248,404
2.50%, 12/01/2034	21,996,027	22,867,553
2.50%, 12/01/2036	4,050,863	4,232,862

2.50%, 01/01/2043	2,462,980	2,564,640
2.50%, 02/01/2043	1,090,404	1,135,411
2.50%, 10/01/2043	2,261,256	2,354,595
2.50%, 05/01/2046	1,410,176	1,468,391
2.50%, 07/01/2046	2,924,985	3,045,765
2.50%, 10/01/2046	1,067,593	1,111,601
2.52%, 05/01/2023	3,302,000	3,448,254
2.52%, 11/01/2029	14,750,000	15,906,648
2.55%, 11/01/2022	371,844	385,451
2.55%, 11/01/2022	1,164,072	1,206,670
2.55%, 10/01/2028	9,300,000	10,019,410
2.57%, 08/01/2028	5,400,000	5,841,973
2.58%, 09/01/2028	3,830,000	4,135,974
2.59%, 09/01/2028	7,552,000	8,164,980
2.60%, 06/01/2022	771,329	792,126
2.62%, 10/01/2028	9,347,776	10,133,004
2.64%, 10/01/2022	627,014	650,695
2.64%, 04/01/2023	332,175	347,132
2.64%, 07/01/2023	413,000	433,856
2.64%, 08/01/2028	3,398,841	3,697,910
2.65%, 08/01/2022	1,032,000	1,064,841
2.67%, 07/01/2022	624,000	643,198
2.68%, 05/01/2025	1,828,061	1,958,859
2.69%, 12/01/2028	4,567,000	4,985,256
2.70%, 04/01/2023(4)	499,997	523,347
2.70%, 04/01/2025	4,821,262	5,172,556
2.71%, 07/01/2022	952,106	981,491
2.72% (11th District Cost of Funds Index + 1.25%), 09/01/2027(2)	3,028	3,043
2.75%, 03/01/2022	158,465	163,159
2.76%, 06/01/2022	1,583,040	1,643,926
2.77%, 06/01/2023	902,211	949,496
2.79%, 05/01/2027	2,000,000	2,183,703
2.79%, 06/01/2023(4)	1,447,227	1,519,184
2.81%, 04/01/2025	2,900,000	3,135,117
2.81%, 05/01/2027	1,934,363	2,116,820
2.82%, 07/01/2022	994,839	1,027,096
2.83%, 05/01/2027	8,000,000	8,767,234
2.90%, 12/01/2024	2,000,000	2,156,231
2.90%, 10/01/2029	3,439,525	3,802,050
2.91%, 03/01/2027	9,829,376	10,783,612
2.91%, 12/01/2027	9,361,623	10,310,519
2.92%, 12/01/2024	995,783	1,073,541
2.92%, 05/01/2030	4,000,000	4,470,972
2.93%, 01/01/2025	1,865,912	2,010,521
2.94%, 05/01/2022	967,689	996,974
2.94%, 05/01/2030	2,500,000	2,794,755
2.96%, 06/01/2030	1,878,655	2,084,013
2.97%, 01/01/2022	695,346	711,829
2.97%, 06/01/2028	3,077,284	3,387,475
2.99%, 07/01/2029	9,677,000	10,793,085
2.99%, 08/01/2029	7,240,000	8,073,958
3.00%, 04/01/2027	434,059	454,729
3.00%, 05/01/2027	2,505,577	2,625,289
3.00%, 06/01/2027	2,000,000	2,208,502
3.00%, 08/01/2028	1,134,419	1,188,451
3.00%, 09/01/2028	1,785,236	1,874,159
3.00%, 12/01/2028	671,937	703,745
3.00%, 05/01/2030	1,810,793	1,900,619
3.00%, 09/01/2030	7,333,522	7,701,272
3.00%, 03/01/2033	8,145,122	8,549,670
3.00%, 04/01/2033	6,190,331	6,496,788
3.00%, 11/01/2036	6,594,441	6,979,509

3.00%, 05/01/2042	537,356	568,064
3.00%, 10/01/2042	321,292	337,912
3.00%, 10/01/2042	5,007,587	5,294,839
3.00%, 11/01/2042	2,037,134	2,154,000
3.00%, 12/01/2042	106,518	112,617
3.00%, 12/01/2042	1,158,806	1,225,040
3.00%, 01/01/2043	1,004,648	1,062,282
3.00%, 01/01/2043	1,450,176	1,542,660
3.00%, 01/01/2043	1,575,361	1,665,732
3.00%, 01/01/2043	1,731,576	1,830,911
3.00%, 02/01/2043	798,302	849,087
3.00%, 04/01/2043	2,092,735	2,212,711
3.00%, 04/01/2043	2,161,721	2,292,841
3.00%, 04/01/2043	3,454,571	3,652,782
3.00%, 05/01/2043	120,462	127,375
3.00%, 05/01/2043	353,777	374,054
3.00%, 05/01/2043	796,566	842,974
3.00%, 05/01/2043	10,157,537	10,739,315
3.00%, 06/01/2043	98,168	103,801
3.00%, 06/01/2043	277,642	293,542
3.00%, 06/01/2043	626,987	662,689
3.00%, 06/01/2043	2,486,386	2,630,585
3.00%, 06/01/2043	7,190,111	7,602,669
3.00%, 07/01/2043	80,977	85,624
3.00%, 07/01/2043	372,852	394,246
3.00%, 07/01/2043	374,214	395,678
3.00%, 07/01/2043	1,464,477	1,548,077
3.00%, 07/01/2043	7,547,623	8,003,982
3.00%, 08/01/2043	967,583	1,023,100
3.00%, 08/01/2043	3,657,471	3,866,931
3.00%, 08/01/2043	6,469,578	6,840,086
3.00%, 10/01/2043	91,949	97,226
3.00%, 10/01/2043	12,809,763	13,620,586
3.00%, 02/01/2044	6,820,315	7,210,825
3.00%, 04/01/2045	7,480,596	7,909,195
3.00%, 05/01/2046	9,339,752	9,866,726
3.00%, 09/01/2046	1,025,627	1,082,851
3.00%, 11/01/2046	5,288,120	5,579,119
3.00%, 11/01/2046	6,737,218	7,122,595
3.00%, 12/01/2046	604,885	638,056
3.00%, 01/01/2047	4,638,013	4,899,302
3.00%, 01/01/2047	5,662,722	5,968,113
3.00%, 02/01/2047	1,853,852	1,959,881
3.00%, 03/01/2047	878,773	926,506
3.00%, 12/01/2048	1,244,067	1,311,037
3.00%, 02/01/2049	13,133,342	13,998,172
3.00%, 10/01/2049	1,138,256	1,197,111
3.00%, 10/01/2049	2,480,993	2,601,005
3.00%, 11/01/2049	4,351,200	4,600,318
3.00%, 11/01/2049	6,771,710	7,159,406
3.00%, 12/01/2049	1,288,211	1,354,818
3.00%, 12/01/2049	1,294,108	1,359,492
3.00%, 12/01/2049	1,779,411	1,868,070
3.00%, 12/01/2049	1,870,783	1,977,892
3.00%, 12/01/2049	31,963,947	33,502,841
3.00%, 01/01/2050	3,239,413	3,402,427
3.00%, 01/01/2050	7,653,222	8,067,784
3.00%, 02/01/2050	906,797	952,612
3.00%, 02/01/2050	1,443,061	1,512,848
3.00%, 02/01/2050	1,727,174	1,814,442
3.00%, 02/01/2050	2,741,063	2,898,848
3.00%, 03/01/2050	467,809	495,017

3.00%, 03/01/2050	1,203,439	1,272,716
3.02%, 05/01/2022	615,576	635,048
3.02%, 07/01/2029	8,200,000	9,167,328
3.03%, 12/01/2021	865,772	885,403
3.03%, 01/01/2022	766,596	785,148
3.03%, 04/01/2027	1,500,000	1,655,347
3.03%, 04/01/2030	3,500,000	3,945,559
3.06%, 02/01/2022	863,000	886,689
3.07%, 02/01/2025	4,995,000	5,411,608
3.07% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.38% Cap), 08/01/2034(2)	28,454	28,735
3.08%, 03/01/2022	381,603	392,595
3.08%, 04/01/2022	944,036	973,417
3.08%, 12/01/2024	1,853,573	2,005,968
3.08%, 01/01/2028	8,000,000	8,911,468
3.08%, 04/01/2030	1,933,267	2,170,616
3.09%, 01/01/2022	1,216,319	1,247,078
3.09%, 09/01/2029	7,484,000	8,437,961
3.10%, 09/01/2025	4,888,680	5,360,280
3.10%, 01/01/2028	6,750,000	7,539,569
3.11%, 12/01/2024	2,489,558	2,705,469
3.12%, 11/01/2026	961,283	1,062,329
3.12%, 06/01/2035	3,400,000	3,845,469
3.13%, 03/01/2027	6,835,000	7,596,390
3.13%, 06/01/2030	1,000,000	1,138,354
3.14%, 02/01/2022	436,581	448,752
3.14%, 03/01/2022	272,212	280,306
3.14%, 12/01/2026	1,804,418	1,993,537
3.18% (6 Month LIBOR USD + 1.29%, 1.29% Floor, 12.00% Cap), 07/01/2037(2)	50,062	50,291
3.19%, 01/01/2033	4,551,215	5,026,734
3.19%, 03/01/2036	2,548,779	2,874,722
3.20%, 01/01/2022	782,735	803,865
3.20%, 06/01/2029	3,459,589	3,904,609
3.20%, 06/01/2030	987,902	1,123,537
3.21%, 03/01/2022	310,000	319,788
3.21%, 03/01/2029	10,000,000	11,295,033
3.22%, 02/01/2029	8,987,652	10,142,593
3.22%, 09/01/2032	6,000,000	6,726,965
3.23%, 01/01/2030	4,484,838	5,077,639
3.23%, 01/01/2030	7,590,000	8,678,581
3.24%, 10/01/2026	1,806,929	2,003,288
3.24%, 12/01/2026	1,500,000	1,678,558
3.25%, 09/01/2026	1,461,518	1,625,312
3.25%, 02/01/2027	5,671,121	6,304,508
3.26%, 12/01/2026	944,557	1,052,364
3.26%, 04/01/2029	13,520,000	15,353,893
3.26%, 10/01/2030	4,837,936	5,504,386
3.28%, 02/01/2029	8,188,684	9,210,945
3.29%, 08/01/2026	1,485,197	1,655,461
3.29%, 08/01/2026	3,000,000	3,347,399
3.30%, 03/01/2029	4,000,000	4,560,338
3.30%, 07/01/2030	1,005,000	1,148,949
3.31%, 12/01/2021	354,093	363,367
3.32% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	29,313	29,503
3.32%, 03/01/2029	2,857,546	3,243,214
3.32%, 04/01/2032	6,018,887	6,879,937
3.34%, 02/01/2027	1,500,000	1,677,747
3.34%, 04/01/2029	4,959,548	5,641,098
3.34%, 07/01/2030	1,500,000	1,712,547
3.36% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(2)	47,058	47,646
3.37% (6 Month LIBOR USD + 1.45%, 1.45% Floor, 12.56% Cap), 01/01/2037(2)	40,494	40,929
3.38%, 12/01/2023	2,409,011	2,595,928
3.39%, 09/01/2030	1,844,827	2,110,225

3.40%, 10/01/2021	319,616	327,030
3.42% (6 Month LIBOR USD + 1.55%), 02/01/2035(2)	4,897	4,964
3.43%, 11/01/2021	917,273	940,328
3.45% (6 Month LIBOR USD + 1.31%, 1.31% Floor, 12.81% Cap), 09/01/2036(2)	114,346	115,034
3.45%, 01/01/2024	1,711,062	1,847,621
3.45%, 04/01/2035	1,841,755	2,155,922
3.47%, 12/01/2020(4)	166,014	167,915
3.49% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.83% Cap), 01/01/2035(2)	156,114	158,066
3.49% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	30,313	30,612
3.50% (1 Year LIBOR USD + 1.50%, 1.50% Floor, 10.35% Cap), 01/01/2035(2)	9,785	9,863
3.50%, 12/01/2023	2,193,577	2,371,835
3.50%, 03/01/2027	1,367,954	1,440,851
3.50%, 12/01/2029	2,970,821	3,153,764
3.50%, 05/01/2030	553,838	585,823
3.50%, 12/01/2030	1,770,774	1,867,220
3.50%, 07/01/2032	120,436	129,598
3.50%, 11/01/2032	865,992	919,834
3.50%, 12/01/2032	265,951	286,702
3.50%, 12/01/2032	12,355,101	13,160,772
3.50%, 02/01/2033	502,398	541,597
3.50%, 02/01/2033	589,089	620,205
3.50%, 03/01/2033	2,885,520	3,054,991
3.50%, 04/01/2033	3,006,804	3,167,523
3.50%, 06/01/2033	198,758	214,268
3.50%, 10/01/2033	9,184,432	9,882,081
3.50%, 07/01/2034	2,484,249	2,621,992
3.50%, 06/01/2040	3,256,545	3,496,140
3.50%, 12/01/2040	105,454	113,203
3.50%, 02/01/2041	8,775,492	9,420,939
3.50%, 11/01/2041	352,222	378,167
3.50%, 11/01/2041	3,584,250	3,846,585
3.50%, 12/01/2041	256,327	275,085
3.50%, 12/01/2041	692,886	743,897
3.50%, 12/01/2041	6,950,729	7,460,928
3.50%, 02/01/2042	250,464	268,999
3.50%, 02/01/2042	453,153	486,383
3.50%, 04/01/2042	270,203	290,014
3.50%, 05/01/2042	7,321,171	7,861,555
3.50%, 06/01/2042	1,644,818	1,765,743
3.50%, 07/01/2042	1,163,442	1,249,332
3.50%, 07/01/2042	3,755,775	4,033,755
3.50%, 07/01/2042	17,874,066	19,195,751
3.50%, 08/01/2042	673,384	723,172
3.50%, 09/01/2042	643,670	691,023
3.50%, 09/01/2042	852,509	910,243
3.50%, 09/01/2042	886,280	951,798
3.50%, 09/01/2042	5,080,771	5,454,684
3.50%, 10/01/2042	381,874	410,007
3.50%, 10/01/2042	443,934	476,503
3.50%, 10/01/2042	624,614	670,842
3.50%, 10/01/2042	1,249,012	1,341,343
3.50%, 11/01/2042	2,608,364	2,801,417
3.50%, 11/01/2042	7,050,762	7,572,594
3.50%, 01/01/2043	700,828	748,259
3.50%, 01/01/2043	1,009,214	1,083,665
3.50%, 02/01/2043	55,506	59,608
3.50%, 02/01/2043	66,788	71,729
3.50%, 03/01/2043	515,792	550,750
3.50%, 03/01/2043	1,471,698	1,580,577
3.50%, 03/01/2043	4,311,747	4,630,748
3.50%, 04/01/2043	1,793,672	1,926,382
3.50%, 04/01/2043	4,185,255	4,490,827

3.50%, 05/01/2043	80,185	86,117
3.50%, 05/01/2043	649,300	692,978
3.50%, 05/01/2043	1,340,940	1,432,265
3.50%, 05/01/2043	1,819,646	1,942,966
3.50%, 07/01/2043	8,543,210	9,171,900
3.50%, 06/01/2044	6,495,294	6,934,288
3.50%, 06/01/2044	8,531,576	9,155,183
3.50%, 02/01/2045	7,475,581	8,026,721
3.50%, 04/01/2045	12,427,764	13,252,301
3.50%, 06/01/2045	2,675,306	2,852,286
3.50%, 06/01/2045	9,756,607	10,402,144
3.50%, 08/01/2045	520,912	555,268
3.50%, 11/01/2045	3,186,289	3,407,082
3.50%, 12/01/2045	384,398	409,774
3.50%, 12/01/2045	707,214	755,826
3.50%, 01/01/2046	10,196,841	10,872,664
3.50%, 04/01/2046	1,204,473	1,296,484
3.50%, 05/01/2046	563,821	601,719
3.50%, 08/01/2046	6,633,574	7,058,670
3.50%, 09/01/2046	3,085,030	3,295,099
3.50%, 11/01/2046	943,218	1,005,046
3.50%, 11/01/2046	13,934,078	14,853,848
3.50%, 12/01/2046	3,872,043	4,113,732
3.50%, 12/01/2046	8,256,582	8,860,262
3.50%, 01/01/2047	4,869,865	5,167,002
3.50%, 02/01/2047	9,327,616	10,006,620
3.50%, 02/01/2047	11,770,405	12,527,136
3.50%, 06/01/2047	761,965	811,157
3.50%, 11/01/2047	15,143,736	16,061,800
3.50%, 02/01/2048	9,488,116	10,076,942
3.50%, 10/01/2048	7,714,759	8,205,233
3.50%, 06/01/2049	14,688,057	15,530,776
3.50%, 11/01/2049	3,725,403	3,978,776
3.50%, 12/01/2049	3,110,054	3,312,994
3.50%, 01/01/2050	14,878,930	15,890,878
3.51%, 01/01/2021(4)	783,573	793,228
3.53%, 08/01/2028	4,700,000	5,401,348
3.55%, 02/01/2030	1,500,000	1,719,819
3.56%, 07/01/2030	8,484,000	9,942,253
3.57%, 06/01/2028	8,361,000	9,634,227
3.57%, 07/01/2028	9,774,310	11,207,952
3.57%, 11/01/2034	1,308,845	1,529,729
3.59%, 10/01/2020	910,054	910,029
3.59%, 08/01/2023	1,135,000	1,225,639
3.59%, 06/01/2028	8,000,000	9,230,657
3.61% (1 Year LIBOR USD + 1.73%), 11/01/2034(2)	5,982	6,033
3.61%, 04/01/2028	2,971,122	3,409,722
3.61%, 11/01/2034	1,363,129	1,613,063
3.63%, 10/01/2029	1,377,391	1,602,801
3.64%, 01/01/2025	537,336	592,605
3.66%, 03/01/2027	2,299,082	2,582,160
3.67%, 07/01/2023	4,850,000	5,230,375
3.68%, 07/01/2030	3,355,000	3,906,526
3.68%, 09/01/2026	3,427,754	3,842,035
3.69% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.09% Cap), 10/01/2034(2)	9,860	9,871
3.70%, 12/01/2020	341,252	342,392
3.71% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 8.85% Cap), 01/01/2034(2)	9,737	9,940
3.71% (1 Year LIBOR USD + 1.46%, 1.46% Floor, 10.61% Cap), 09/01/2037(2)	24,480	24,975
3.72%, 07/01/2033	11,178,000	12,653,210
3.72%, 12/01/2020(4)	503,946	503,631
3.73% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 10.40% Cap), 09/01/2035(2)	20,394	20,838
3.74% (1 Year LIBOR USD + 1.49%), 09/01/2037(2)	3,604	3,596

3.74% (1 Year LIBOR USD + 1.41%, 1.41% Floor, 11.31% Cap), 11/01/2037(2)	99,245	98,828
3.74%, 07/01/2023	538,950	581,330
3.75% (1 Year LIBOR USD + 1.62%, 1.61% Floor, 9.97% Cap), 08/01/2034(2)	14,400	14,690
3.75% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 12.47% Cap), 11/01/2036(2)	6,749	6,807
3.76%, 03/01/2024	1,265,000	1,384,681
3.77%, 12/01/2025	3,431,693	3,853,279
3.79% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	17,685	17,833
3.80% (1 Year CMT Index + 2.05%), 07/01/2034(2)	1,506	1,521
3.81%, 12/01/2028	7,000,000	8,160,724
3.81% (1 Year CMT Index + 2.00%), 11/01/2034(2)	4,471	4,513
3.82%, 07/01/2030	8,317,000	9,769,020
3.84% (1 Year LIBOR USD + 1.59%), 09/01/2034(2)	1,458	1,472
3.85%, 09/01/2021	793,145	813,136
3.85%, 07/01/2030	13,900,000	16,338,420
3.85% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	28,032	28,525
3.86% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.98% Cap), 12/01/2036(2)	52,018	53,167
3.86%, 07/01/2021	878,305	896,539
3.88% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	37,352	37,538
3.88% (1 Year CMT Index + 1.90%, 1.90% Floor, 10.13% Cap), 07/01/2035(2)	8,356	8,424
3.92%, 09/01/2021	606,247	621,960
3.93% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.81% Cap), 02/01/2037(2)	44,016	45,444
3.94%, 07/01/2021	1,032,000	1,061,873
3.94% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	22,027	22,268
3.95% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.15% Cap), 09/01/2036(2)	90,299	90,834
3.97%, 06/01/2021	586,520	597,783
3.97% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	28,585	28,852
3.99%, 07/01/2021	153,001	156,341
4.00%, 11/01/2031	4,133,968	4,514,019
4.00%, 06/01/2033	1,303,886	1,378,195
4.00%, 12/01/2033	47,280	50,892
4.00%, 05/01/2037	10,062,529	10,936,082
4.00%, 10/01/2037	1,955,925	2,125,113
4.00%, 08/01/2039	383,656	414,932
4.00%, 10/01/2039	562,868	608,804
4.00%, 07/01/2040	4,628,855	5,006,079
4.00%, 08/01/2040	159,854	172,982
4.00%, 09/01/2040	1,178,555	1,275,325
4.00%, 10/01/2040	1,353,591	1,464,599
4.00%, 12/01/2040	251,081	271,719
4.00%, 12/01/2040	318,031	344,084
4.00%, 12/01/2040	388,204	420,184
4.00%, 12/01/2040	885,167	957,944
4.00%, 12/01/2040	1,218,029	1,317,759
4.00%, 01/01/2041	237,438	256,908
4.00%, 01/01/2041	492,300	532,512
4.00%, 01/01/2041	684,223	740,396
4.00%, 01/01/2041	965,986	1,045,338
4.00%, 01/01/2041	1,487,489	1,610,124
4.00%, 01/01/2041	1,640,403	1,775,287
4.00%, 01/01/2041	1,649,355	1,785,086
4.00%, 02/01/2041	58,346	63,127
4.00%, 02/01/2041	1,345,146	1,455,551
4.00%, 02/01/2041	2,124,202	2,299,282
4.00%, 03/01/2041	7,271,955	7,864,482
4.00%, 09/01/2041	247,658	268,012
4.00%, 10/01/2041	475,459	514,578
4.00%, 10/01/2041	1,053,901	1,140,620
4.00%, 12/01/2041	1,371,311	1,483,851
4.00%, 12/01/2041	2,056,518	2,225,222
4.00%, 01/01/2042	2,772,033	3,000,463
4.00%, 03/01/2042	118,449	125,888
4.00%, 07/01/2042	397,984	436,911

4.00%, 07/01/2042	425,867	467,515
4.00%, 07/01/2042	427,965	469,326
4.00%, 07/01/2042	644,441	706,827
4.00%, 08/01/2042	6,202,777	6,714,924
4.00%, 11/01/2042	775,884	839,454
4.00%, 12/01/2042	478,233	517,725
4.00%, 04/01/2043	6,108,130	6,746,982
4.00%, 07/01/2043	952,534	1,045,070
4.00%, 11/01/2043	3,433,667	3,715,972
4.00%, 12/01/2043	147,397	159,432
4.00%, 12/01/2043	1,499,910	1,632,820
4.00%, 02/01/2044	879,910	952,388
4.00%, 06/01/2044	4,492,352	4,857,880
4.00%, 07/01/2044	2,347,611	2,543,447
4.00%, 08/01/2044	5,264,803	5,697,430
4.00%, 09/01/2044	1,329,070	1,437,902
4.00%, 01/01/2045	9,053,275	9,789,591
4.00%, 07/01/2045	7,077,444	7,660,219
4.00%, 10/01/2045	922,554	998,438
4.00%, 12/01/2045	1,363,451	1,474,593
4.00%, 12/01/2045	6,067,071	6,559,991
4.00%, 01/01/2046	3,762,009	4,067,626
4.00%, 03/01/2046	2,322,010	2,514,569
4.00%, 08/01/2046	5,838,388	6,268,670
4.00%, 09/01/2046	2,593,896	2,805,806
4.00%, 03/01/2047	370,822	399,251
4.00%, 03/01/2047	8,090,191	8,762,436
4.00%, 03/01/2047	8,381,636	9,053,375
4.00%, 05/01/2047	3,246,168	3,500,170
4.00%, 06/01/2047	3,112,100	3,371,847
4.00%, 08/01/2047	10,285,172	11,101,690
4.00%, 10/01/2047	1,434,649	1,538,594
4.00%, 10/01/2047	7,146,478	7,696,233
4.00%, 01/01/2048	7,840,642	8,413,564
4.00%, 01/01/2048	8,224,720	8,938,652
4.00%, 02/01/2048	490,467	529,369
4.00%, 03/01/2048	3,856,210	4,138,007
4.00%, 03/01/2048	9,886,136	10,827,223
4.00%, 07/01/2048	1,043,842	1,116,110
4.00%, 10/01/2048	3,002,312	3,251,425
4.00%, 07/01/2049	4,519,759	4,874,757
4.00%, 10/01/2049	7,725,951	8,369,737
4.00% (1 Year LIBOR USD + 1.96%, 1.96% Floor, 10.95% Cap), 01/01/2037(2)	25,266	25,824
4.02%, 06/01/2021	691,000	704,686
4.03%, 09/01/2022	1,148,489	1,212,888
4.03% (12 Month U.S. Treasury Average + 1.98%, 1.98% Floor, 8.60% Cap), 01/01/2036(2)	92,024	92,858
4.05% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	15,517	15,649
4.05%, 08/01/2021	155,392	159,224
4.06%, 07/01/2021	940,765	961,985
4.06%, 09/01/2021(4)	607,840	630,691
4.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(2)	9,582	9,696
4.07% (11th District Cost of Funds Index + 1.25%), 03/01/2029(2)	2,035	2,048
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.97% Cap), 09/01/2036(2)	36,298	36,648
4.09% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	7,951	8,022
4.09% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.04% Cap), 07/01/2037(2)	131,057	131,591
4.10%, 06/01/2021	626,764	639,404
4.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.76% Cap), 08/01/2036(2)	55,304	56,027
4.13% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.66% Cap), 01/01/2036(2)	27,282	27,655
4.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 12.03% Cap), 09/01/2037(2)	20,928	21,112
4.14% (1 Year LIBOR USD + 1.26%, 1.26% Floor, 9.86% Cap), 05/01/2035(2)	11,396	11,473
4.14% (1 Year LIBOR USD + 1.75%), 08/01/2034(2)	6,217	6,279
4.17% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.75% Cap), 12/01/2037(2)	80,862	81,955

4.19%, 06/01/2021	507,324	517,931
4.21% (1 Year CMT Index + 2.06%, 2.06% Floor, 10.61% Cap), 11/01/2037(2)	58,947	59,162
4.22% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	16,748	16,902
4.23%, 07/01/2021(4)	541,239	558,838
4.23% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.60% Cap), 11/01/2036(2)	15,609	15,790
4.25%, 04/01/2021	784,000	796,495
4.25%, 04/01/2021	1,032,000	1,048,447
4.26%, 07/01/2021	2,130,305	2,181,963
4.26%, 06/01/2021(4)	452,787	468,642
4.27% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.64% Cap), 10/01/2036(2)	63,394	64,785
4.30%, 06/01/2021	1,165,502	1,200,046
4.30% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.29% Cap), 08/01/2033(2)	24,561	24,658
4.30%, 04/01/2020(4)	211,599	211,296
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.40% Cap), 10/01/2036(2)	64,411	66,143
4.33%, 01/01/2021(4)	402,521	411,245
4.33%, 02/01/2021	460,926	465,504
4.34%, 06/01/2021	1,858,000	1,899,327
4.34% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.21% Cap), 07/01/2037(2)	33,883	34,301
4.38% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.04% Cap), 04/01/2037(2)	38,911	39,562
4.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.03% Cap), 07/01/2036(2)	37,910	38,291
4.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,484	7,536
4.48% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	14,740	14,917
4.49% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.26% Cap), 03/01/2036(2)	244,514	254,431
4.50%, 08/01/2021	2,838,000	2,920,826
4.50%, 08/01/2029	133,975	145,854
4.50%, 09/01/2029	153,564	167,593
4.50%, 01/01/2030	233,878	254,771
4.50%, 10/01/2033	4,031,072	4,417,184
4.50%, 11/01/2033	12,852	14,072
4.50%, 09/01/2034	24,749	27,070
4.50% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	8,011	8,080
4.50%, 04/01/2039	6,103,008	6,801,097
4.50%, 11/01/2039	21,595	23,642
4.50%, 08/01/2040	3,278,451	3,591,952
4.50%, 08/01/2040	3,307,734	3,623,986
4.50%, 12/01/2040	1,486,496	1,629,254
4.50%, 12/01/2040	4,952,888	5,426,967
4.50%, 02/01/2041	526,286	576,641
4.50%, 02/01/2041	4,017,576	4,402,384
4.50%, 03/01/2041	1,162,418	1,273,979
4.50%, 04/01/2041	900,320	986,610
4.50%, 05/01/2041	1,606,398	1,759,922
4.50%, 05/01/2041	6,082,628	6,666,568
4.50%, 07/01/2041	375,651	411,713
4.50%, 08/01/2041	2,322,198	2,545,139
4.50%, 01/01/2042	2,311,727	2,533,134
4.50%, 11/01/2042	7,538,801	8,259,820
4.50%, 02/01/2046	8,043,505	8,805,405
4.50%, 08/01/2047	1,309,700	1,416,239
4.50%, 05/01/2048	4,920,995	5,372,466
4.50%, 07/01/2048	78,541	84,733
4.50%, 07/01/2048	668,938	722,429
4.50%, 08/01/2048	7,201,619	7,741,475
4.50%, 10/01/2048	1,021,050	1,098,207
4.50%, 10/01/2048	6,055,206	6,601,341
4.50%, 03/01/2049	7,782,407	8,484,202
4.50%, 07/01/2049	11,366,355	12,466,887
4.50%, 02/01/2050	842,430	922,514
4.52% (1 Year LIBOR USD + 1.60%), 05/01/2035(2)	5,756	5,816
4.53% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	10,601	10,700
4.55%, 08/01/2026	869,541	993,727
4.56% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.61% Cap), 04/01/2035(2)	28,174	28,743

4.57% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.17% Cap), 10/01/2034(2)	31,143	31,506
4.61% (1 Year LIBOR USD + 1.83%, 1.83% Floor, 11.19% Cap), 06/01/2036(2)	116,143	117,545
4.66%, 12/01/2026(4)	1,067,796	1,242,037
4.67% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.11% Cap), 05/01/2036(2)	10,753	10,860
4.75% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 10.50% Cap), 06/01/2036(2)	25,574	26,134
4.76%, 08/01/2026	980,638	1,141,740
4.77%, 08/01/2026	623,863	726,415
4.80% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.20% Cap), 06/01/2034(2)	32,875	33,134
4.95% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.46% Cap), 10/01/2035(2)	44,279	44,759
4.99% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.21% Cap), 08/01/2037(2)	58,050	59,705
5.00%, 11/01/2021	270	284
5.00%, 05/01/2023	4,977	5,232
5.00%, 08/01/2024	22,127	23,264
5.00%, 05/01/2028	16,576	17,869
5.00%, 04/01/2031	112,093	121,670
5.00%, 12/01/2032	594	615
5.00%, 06/01/2033	12,680	14,053
5.00%, 07/01/2033	13,991	15,507
5.00%, 07/01/2033	16,225	17,984
5.00%, 11/01/2033	4,431	4,911
5.00%, 11/01/2033	37,379	41,427
5.00%, 11/01/2033	2,927,846	3,244,974
5.00%, 04/01/2034	94,607	105,664
5.00%, 05/01/2034	30,415	33,795
5.00%, 12/01/2034	24,443	27,088
5.00%, 01/01/2035	19,840	21,587
5.00%, 02/01/2035	535,238	593,013
5.00%, 02/01/2035	2,609,730	2,891,718
5.00%, 06/01/2035	457,920	507,430
5.00%, 07/01/2035	12,290	13,496
5.00%, 07/01/2035	2,177,150	2,412,604
5.00%, 07/01/2035	2,480,960	2,749,232
5.00%, 09/01/2035	53,747	60,277
5.00%, 10/01/2035	222,487	247,710
5.00%, 11/01/2035	496,804	552,808
5.00%, 01/01/2036	42,783	47,635
5.00%, 02/01/2036	33,902	37,749
5.00%, 07/01/2037	642,589	712,134
5.00%, 01/01/2039	2,011,309	2,232,986
5.00%, 09/01/2039	108,145	119,927
5.00%, 04/01/2040	252,479	280,010
5.00%, 08/01/2040	285,358	316,597
5.00%, 05/01/2041	121,030	134,174
5.00%, 05/01/2042	2,006,646	2,223,893
5.00%, 09/01/2043	1,146,181	1,261,185
5.00%, 01/01/2048	1,234,280	1,335,075
5.00%, 04/01/2048	733,415	793,540
5.00%, 05/01/2048	4,125,863	4,463,285
5.00%, 01/01/2049	9,142,775	10,133,861
5.50%, 06/01/2020	28	28
5.50%, 07/01/2025	33,243	36,329
5.50%, 11/01/2032	49,064	55,245
5.50%, 02/01/2033	1,586	1,774
5.50%, 03/01/2033	67,565	76,365
5.50%, 04/01/2033	45,948	51,675
5.50%, 07/01/2033	9,187	10,216
5.50%, 09/01/2033	172,703	192,018
5.50%, 11/01/2033	3,440	3,836
5.50%, 12/01/2033	75,904	86,642
5.50%, 01/01/2034	7,211	8,228
5.50%, 03/01/2034	6,579	7,294
5.50%, 09/01/2034	15,818	17,875

5.50%, 10/01/2034	13,468	13,961
5.50%, 02/01/2035	53,639	60,672
5.50%, 12/01/2035	22,890	26,162
5.50%, 04/01/2036	60,124	68,158
5.50%, 05/01/2036	50,573	57,337
5.50%, 05/01/2036	80,043	90,748
5.50%, 11/01/2036	19,819	22,465
5.50%, 03/01/2037	386,469	437,499
5.50%, 04/01/2037	131,004	147,342
5.50%, 05/01/2037	167,313	189,393
5.50%, 01/01/2038	115,269	130,288
5.50%, 05/01/2038	16,420	18,893
5.50%, 06/01/2038	1,550	1,757
5.50%, 06/01/2038	115,760	131,134
5.50%, 06/01/2038	798,223	904,401
5.50%, 09/01/2038	702,558	796,400
5.50%, 06/01/2039	17,753	19,102
5.50%, 09/01/2039	93,362	104,978
5.50%, 12/01/2039	74,325	83,441
5.50%, 01/01/2040	523,976	586,759
6.00%, 03/01/2021	2,201	2,233
6.00%, 04/01/2021	776	786
6.00%, 04/01/2021	804	809
6.00%, 07/01/2021	134	135
6.00%, 08/01/2021	6,320	6,440
6.00%, 12/01/2021	2,658	2,708
6.00%, 02/01/2023	63,037	65,579
6.00%, 01/01/2024	20,568	21,640
6.00%, 01/01/2024	59,907	62,990
6.00%, 07/01/2024	15,136	16,014
6.00%, 07/01/2026	23,866	26,383
6.00%, 07/01/2027	33,402	36,953
6.00%, 11/01/2027	14,692	16,241
6.00%, 12/01/2027	47,036	52,052
6.00%, 01/01/2028	80,407	88,980
6.00%, 10/01/2028	58,198	64,398
6.00%, 12/01/2028	2,344	2,593
6.00%, 01/01/2029	2,944	3,313
6.00%, 09/01/2029	40,097	44,368
6.00%, 12/01/2032	22,962	25,843
6.00%, 12/01/2032	125,465	143,691
6.00%, 03/01/2033	1,024	1,134
6.00%, 03/01/2033	3,261	3,651
6.00%, 03/01/2033	3,701	4,140
6.00%, 03/01/2033	4,389	5,030
6.00%, 03/01/2033	7,032	7,875
6.00%, 05/01/2033	17,833	20,500
6.00%, 08/01/2033	4,231	4,699
6.00%, 09/01/2033	8,365	9,433
6.00%, 09/01/2033	13,697	15,222
6.00%, 11/01/2034	4,326	4,979
6.00%, 04/01/2035	80,826	93,033
6.00%, 02/01/2036	4,624	5,269
6.00%, 09/01/2036	286,378	329,543
6.00%, 11/01/2036	53,679	61,748
6.00%, 03/01/2037	80,904	94,311
6.00%, 09/01/2037	73,286	84,311
6.00%, 04/01/2038	25,448	28,283
6.00%, 05/01/2038	199,876	230,089
6.00%, 11/01/2038	53,660	61,736
6.00%, 12/01/2039	981,916	1,130,659
6.00%, 10/01/2040	1,310,935	1,509,407

6.00%, 07/01/2041	3,458,735	3,982,502
6.00%, 11/01/2048	32,311	34,654
6.50%, 08/01/2020	88	88
6.50%, 04/01/2022	4,084	4,159
6.50%, 05/01/2022	1,382	1,531
6.50%, 12/01/2022	4,470	4,953
6.50%, 02/01/2024	30,360	32,202
6.50%, 07/01/2024	11,571	12,821
6.50%, 04/01/2025	1,555	1,723
6.50%, 08/01/2026	43,603	48,530
6.50%, 03/01/2029	12,045	13,490
6.50%, 11/01/2029	405,400	456,688
6.50%, 08/01/2031	9,678	11,582
6.50%, 02/01/2032	52,940	59,056
6.50%, 01/01/2036	243,089	277,712
6.50%, 04/01/2036	971	982
6.50%, 07/01/2036	4,234	4,960
6.50%, 08/01/2036	153,184	176,599
6.50%, 10/01/2036	32,998	39,057
6.50%, 01/01/2037	87,917	106,050
6.50%, 08/01/2037	25,945	30,388
6.50%, 08/01/2037	28,371	32,715
6.50%, 10/01/2037	58,560	69,715
6.50%, 10/01/2038	73,599	85,263
6.50%, 10/01/2038	280,544	328,038
7.00%, 01/01/2024	200	217
7.00%, 04/01/2026	4,134	4,298
7.00%, 09/01/2027	562	633
7.00%, 01/01/2029	3,062	3,357
7.00%, 06/01/2032	4,799	5,189
7.00%, 02/01/2033	1,335	1,421
7.00%, 06/01/2033	76,811	91,805
7.00%, 02/01/2036	42,260	51,204
7.00%, 03/01/2036	2,052	2,424
7.00%, 12/01/2036	7,477	8,553
7.00%, 03/01/2037	5,288	5,838
7.00%, 04/01/2037	8,999	10,349
7.00%, 09/01/2037	44,041	53,193
7.00%, 09/01/2038	45,992	55,585
7.00%, 10/01/2038	75,032	93,792
7.00%, 11/01/2038	48,808	58,416
7.00%, 12/01/2038	145,406	179,395
7.00%, 01/01/2039	230,672	275,997
7.50%, 11/01/2022	456	461
7.50%, 10/01/2024	287	309
7.50%, 01/01/2035	34,937	41,566
7.50%, 03/01/2035	40,630	49,314
7.50%, 05/01/2037	28,023	35,558
7.50%, 10/01/2037	140,136	170,925
7.50%, 11/01/2037	47,553	57,136
7.50%, 11/01/2038	40,758	50,431
7.50%, 04/01/2039	148,000	197,606
8.00%, 03/01/2021	12	12
8.00%, 05/01/2024	171	185
8.00%, 03/01/2027	5,485	6,107
8.00%, 06/01/2027	4,598	5,146
8.00%, 06/01/2028	2,788	3,078
8.00%, 09/01/2028	9,029	10,357
8.00%, 11/01/2028	19,513	22,808
8.00%, 11/01/2037	9,355	10,295
8.00%, 01/01/2038	4,126	4,982
8.50%, 07/01/2024	716	785

8.50%, 05/01/2025	54	54
Fannie Mae REMIC Trust 2003-W1
5.26%, 12/25/2042(4)	97,099	106,767
5.78%, 12/25/2042(4)	25,638	28,612
Fannie Mae REMIC Trust 2003-W4
5.78%, 10/25/2042(4)	12,862	14,753
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	544,535	623,631
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	73,937	89,260
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	137,612	165,101
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	110,591	125,329
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047(4)	12,839	14,752
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	26,927	30,334
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	21,561	20,190
Fannie Mae REMIC Trust 2007-W7
29.42% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037(2)(7)	18,172	35,074
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	485,636	560,331
Fannie Mae REMICS
0.00%, 03/25/2022	7,045	6,973
0.00%, 10/25/2022	590	582
0.00%, 04/25/2023	690	678
0.00%, 09/25/2023	444	438
0.00%, 09/25/2023	1,420	1,393
0.00%, 11/25/2023	152	149
0.00%, 01/25/2032	1,804	1,746
0.00%, 04/25/2032	1,551	1,480
0.00%, 12/25/2032	9,951	9,365
0.00%, 05/25/2033	5,224	4,890
0.00%, 08/25/2033	3,842	3,709
0.00%, 12/25/2033	79,144	74,520
0.00%, 03/25/2034	86,612	84,216
0.00%, 04/25/2035	11,667	11,610
0.00%, 09/25/2035	10,376	10,125
0.00%, 10/25/2035	21,189	20,303
0.00%, 01/25/2036	1,446	1,438
0.00%, 03/25/2036	17,594	16,518
0.00%, 03/25/2036	165,358	149,984
0.00%, 04/25/2036	20,729	19,819
0.00%, 04/25/2036	41,265	38,995
0.00%, 04/25/2036	56,759	53,505
0.00%, 06/25/2036	15,139	14,559
0.00%, 06/25/2036	29,884	27,922
0.00%, 06/25/2036	47,024	43,541
0.00%, 06/25/2036	104,956	97,740
0.00%, 06/25/2036	127,699	122,654
0.00%, 07/25/2036	8,111	8,049
0.00%, 07/25/2036	9,886	9,179
0.00%, 07/25/2036	17,800	16,739
0.00%, 07/25/2036	34,789	32,727
0.00%, 08/25/2036	12,226	11,263
0.00%, 08/25/2036	25,201	24,205
0.00%, 08/25/2036	35,962	34,162
0.00%, 08/25/2036	61,911	59,654
0.00%, 09/25/2036	13,421	12,444
0.00%, 09/25/2036	28,577	27,123

0.00%, 09/25/2036	34,876	32,947
0.00%, 11/25/2036	8,629	8,040
0.00%, 11/25/2036	23,953	22,439
0.00%, 11/25/2036	54,303	50,739
0.00%, 12/25/2036	12,601	11,995
0.00%, 12/25/2036	29,774	27,518
0.00%, 01/25/2037	31,049	28,983
0.00%, 01/25/2037	80,627	74,741
0.00%, 03/25/2037	24,923	23,730
0.00%, 04/25/2037	77,706	73,960
0.00%, 05/25/2037	8,715	8,103
0.00%, 07/25/2037	57,095	53,051
0.00%, 10/25/2037	508,138	483,096
0.00%, 05/25/2038	1,728	1,553
0.00%, 01/25/2040	43,869	39,690
0.00%, 06/25/2040	72,384	67,304
0.00%, 09/25/2043	1,232,091	1,129,118
0.00%, 10/25/2043	893,170	772,758
0.00%, 12/25/2043	2,359,280	2,061,307
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034(2)	45,576	45,510
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036(2)	81,483	80,231
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037(2)	76,850	76,542
1.24% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036(2)	282,696	279,014
1.25% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037(2)	41,050	40,659
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035(2)	96,991	95,660
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036(2)	106,319	104,993
1.32% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037(2)	53,756	53,482
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034(2)	79,439	78,938
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034(2)	213,934	212,071
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036(2)	34,003	33,472
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037(2)	216,171	213,731
1.40% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037(2)	21,166	22,099
1.40% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037(2)	55,540	55,576
1.40% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037(2)	510,104	509,797
1.40% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039(2)	183,776	183,264
1.40% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042(2)	385,420	379,625
1.41% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036(2)	28,735	28,472
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037(2)	59,774	59,379
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037(2)	32,189	32,004
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041(2)	59,278	59,019
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041(2)	229,563	228,512
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	180,833	182,186
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	1,366,415	1,354,096
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042(2)	531,485	524,851
1.50% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041(2)	106,329	106,494
1.50% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041(2)	146,978	147,602
1.55% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040(2)	49,745	49,846
1.55% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040(2)	78,368	78,145
1.60% (1 Month LIBOR USD + 0.65%), 09/25/2023(2)	29	29
1.60% (1 Month LIBOR USD + 8.10%), 03/25/2032(2)(7)	46,427	1,632
1.65% (1 Month LIBOR USD + 0.02%), 09/25/2022(2)	340	340
1.69% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	56,122	55,775
1.69% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	248,730	246,238
1.70% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034(2)	120,946	121,507
1.70% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037(2)	38,460	40,035
1.74% (11th District Cost of Funds Index + 0.70%), 10/25/2022(2)	298	299
1.75% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032(2)	242,721	243,501
1.80%, 01/25/2038(4)	317,545	13,656
1.83% (1 Month LIBOR USD + 0.88%), 08/25/2023(2)	1,890	1,907
1.84%, 03/25/2027(4)	2,260	51
1.84%, 03/25/2027(4)	6,277	140
1.85% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038(2)	38,472	39,076

1.92%, 06/25/2038(4)	123,752	7,596
1.94% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036(2)	340,016	334,438
1.95% (1 Month LIBOR USD + 1.00%), 12/25/2023(2)	2,021	2,033
10.00% (1 Month LIBOR USD + 54.00%), 03/25/2032(2)(7)	646	816
10.10% (1 Month LIBOR USD + 11.52%), 01/25/2034(2)(7)	3,116	3,614
10.50% (11th District Cost of Funds Index + 63.39%), 10/25/2023(2)(7)	523	594
10.77% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040(2)(7)	279,860	370,076
10.92% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033(2)(7)	13,658	17,351
11.91% (11th District Cost of Funds Index + 12.95%), 12/25/2023(2)(7)	940	1,060
12.11% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038(2)(7)	20,482	26,175
12.21% (1 Month LIBOR USD + 14.10%), 12/25/2033(2)(7)	2,066	2,140
12.31% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033(2)(7)	31,406	34,992
12.35% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034(2)(7)	13,182	16,931
12.66% (11th District Cost of Funds Index + 14.86%), 09/25/2023(2)(7)	934	1,023
12.75% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032(2)(7)	8,169	10,964
13.78% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037(2)(7)	12,080	16,871
13.90% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034(2)(7)	11,665	16,102
14.13% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037(2)(7)	31,870	42,491
14.15% (1 Month LIBOR USD + 15.10%), 09/25/2021(2)(7)	2	2
14.28% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031(2)(7)	14,749	20,853
14.31% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034(2)(7)	9,640	11,498
14.33% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035(2)(7)	34,561	47,580
14.51% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035(2)(7)	30,703	42,280
14.51% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035(2)(7)	36,197	51,292
14.51% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040(2)(7)	129,336	180,838
14.63% (1 Month LIBOR USD + 17.00%), 05/25/2035(2)(7)	5,199	6,657
15.01% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035(2)(7)	26,957	40,349
15.26% (1 Month LIBOR USD + 17.47%), 12/25/2031(2)(7)	1,418	2,006
15.31% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033(2)(7)	26,077	32,246
15.50% (1 Month LIBOR USD + 58.37%), 02/25/2023(2)(7)	546	653
16.02% (1 Month LIBOR USD + 17.68%), 05/25/2021(2)(7)	28	30
16.92% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034(2)(7)	43,664	64,725
16.92% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034(2)(7)	91,467	141,468
17.20% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034(2)(7)	7,411	7,839
17.42% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035(2)(7)	89,306	116,257
17.53% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035(2)(7)	61,395	80,366
17.86% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038(2)(7)	24,664	37,423
18.12% (11th District Cost of Funds Index + 20.53%), 04/25/2023(2)(7)	1,545	1,752
18.89% (7 Year CMT Index + 22.30%), 04/25/2023(2)(7)	2,971	615
19.51% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037(2)(7)	40,132	67,251
2.17%, 04/25/2041(4)	579,429	35,800
2.23% (1 Month LIBOR USD + 0.60%), 12/25/2023(2)	802	796
2.50%, 11/25/2045	6,180,475	6,434,463
20.11% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031(2)(7)	12,159	19,960
20.18% (1 Month LIBOR USD + 21.60%), 11/25/2020(2)(7)	8	8
20.21% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034(2)(7)	17,782	28,075
20.41% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035(2)(7)	8,256	12,354
20.55% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037(2)(7)	52,452	91,940
20.73% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036(2)(7)	5,430	8,816
20.73% (1 Month LIBOR USD + 23.38%), 10/25/2023(2)(7)	1,458	1,871
20.77% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035(2)(7)	28,107	47,856
21.10% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035(2)(7)	166,236	252,914
21.10% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036(2)(7)	15,893	26,416
21.19% (1 Month LIBOR USD + 24.50%), 12/25/2023(2)(7)	2,021	2,619
21.19% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031(2)(7)	18,818	28,767
21.28% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035(2)(7)	20,501	27,287
22.11% (1 Month LIBOR USD + 25.19%), 02/25/2032(2)(7)	3,827	5,674
22.41% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036(2)(7)	19,711	32,822
22.77% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036(2)(7)	4,489	7,145
25.01% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036(2)(7)	17,403	27,398
25.22% (11th District Cost of Funds Index + 29.75%), 10/25/2023(2)(7)	785	943
25.89% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036(2)(7)	18,142	31,860

26.42% (11th District Cost of Funds Index + 31.01%), 12/25/2023(2)(7)	2,484	3,020
26.60% (7 Year CMT Index + 30.01%), 12/25/2021(2)(7)	15	17
28.52% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026(2)(7)	12,657	18,794
3.00%, 12/25/2028	1,237,521	1,323,361
3.00%, 10/25/2033	908,000	996,080
3.00%, 02/25/2043	1,000,000	1,059,655
3.00%, 06/25/2045	1,973,976	2,075,979
3.00%, 01/25/2046	1,858,899	1,960,422
3.00%, 04/25/2046	5,531,536	5,825,799
3.00%, 06/25/2046	5,131,508	5,431,105
3.00%, 02/25/2047	2,280,939	2,446,088
3.49% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040(2)(7)	597,365	67,866
3.50%, 04/25/2031	913,461	983,195
3.50%, 09/25/2033	1,500,000	1,741,097
3.50%, 03/25/2042	1,000,000	1,108,700
3.50%, 02/25/2043	373,873	413,155
3.50%, 06/25/2044	3,792,412	3,888,508
33.32% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037(2)(7)	8,374	27,810
34.22% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036(2)(7)	13,127	28,939
4.00%, 04/25/2033	185,307	205,419
4.00%, 05/25/2033	10,140	11,265
4.00%, 02/25/2039	46,440	47,134
4.36%, 12/25/2039(4)	177,853	184,172
4.50%, 07/25/2023	42,638	44,774
4.50%, 10/25/2036	156,215	175,680
4.50%, 02/25/2039	5,573	6,136
4.50%, 12/25/2040	5,359,402	6,377,324
4.50%, 01/25/2042	2,455,274	2,798,270
4.50%, 04/25/2042	1,500,000	1,788,590
4.83% (1 Month LIBOR USD + 5.78%), 06/25/2037(2)(7)	41,584	6,049
4.90% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(7)	131,159	12,062
4.90% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(7)	174,081	29,098
4.95% (1 Month LIBOR USD + 5.90%), 10/25/2039(2)(7)	45,596	6,031
4.96% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038(2)(7)	159,350	28,731
5.00%, 03/25/2021	46	46
5.00%, 02/25/2024	1,028	7
5.00%, 03/25/2024	30	0
5.00%, 03/25/2024	314	2
5.00%, 11/25/2024	132,723	140,232
5.00%, 03/25/2029	160,460	171,760
5.00%, 11/25/2032	11,802	12,994
5.00%, 03/25/2033	19,671	1,594
5.00%, 06/25/2035	413	413
5.00%, 03/25/2037	4,899	5,510
5.00%, 07/25/2038	44,929	51,180
5.00%, 07/25/2038	45,635	51,198
5.00%, 07/25/2039	79,859	13,589
5.00%, 08/25/2039	287,593	326,586
5.00%, 09/25/2039	174,642	183,869
5.00%, 06/25/2040	528,821	594,760
5.00%, 09/25/2040	206,000	239,293
5.05% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038(2)(7)	379,155	64,562
5.13% (1 Month LIBOR USD + 6.08%), 03/25/2037(2)(7)	3,747	153
5.15% (1 Month LIBOR USD + 6.10%), 04/25/2037(2)(7)	54,297	5,398
5.15% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(7)	47,171	9,307
5.15% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(7)	120,617	19,038
5.15% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049(2)(7)	83,449	7,309
5.23% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039(2)(7)	56,792	7,742
5.25% (1 Month LIBOR USD + 6.20%), 03/25/2038(2)(7)	43,297	5,370
5.28% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038(2)(7)	55,365	10,180
5.30% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040(2)(7)	131,132	27,776
5.36% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033(2)(7)	83,941	99,233

5.41% (1 Month LIBOR USD + 6.36%), 12/25/2037(2)(7)	6,773	881
5.43%, 07/25/2051(4)	30,369	35,032
5.45% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037(2)(7)	358,284	70,899
5.45% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037(2)(7)	177,302	25,203
5.45% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040(2)(7)	57,952	11,160
5.47% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040(2)(7)	88,767	14,136
5.49% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037(2)(7)	214,376	38,328
5.50%, 06/25/2020	2	2
5.50%, 08/25/2020	3	3
5.50%, 09/25/2022	516	534
5.50%, 03/25/2023	62,903	66,017
5.50%, 04/25/2023	3,983	4,171
5.50%, 04/25/2023	121,046	126,746
5.50%, 05/25/2023	28,447	29,718
5.50%, 07/25/2024	7,854	8,295
5.50%, 08/25/2024	84,122	88,839
5.50%, 08/25/2025	94,049	101,872
5.50%, 01/25/2026	58,063	62,521
5.50%, 04/18/2029	10,709	11,621
5.50%, 12/25/2032	112,248	129,956
5.50%, 08/25/2033	199,495	37,297
5.50%, 08/25/2033	92,009	106,745
5.50%, 10/25/2033	676,692	784,814
5.50%, 04/25/2034	203,825	239,662
5.50%, 07/25/2034	352,764	401,918
5.50%, 08/25/2035	88,592	100,822
5.50%, 08/25/2035	583,904	676,212
5.50%, 12/25/2035	41,746	45,192
5.50%, 12/25/2035	452,396	525,755
5.50%, 01/25/2036	26,605	28,993
5.50%, 03/25/2036	63,900	73,571
5.50%, 03/25/2036	206,962	235,472
5.50%, 03/25/2036	231,941	272,984
5.50%, 01/25/2037	20,522	22,472
5.50%, 07/25/2037	147,270	167,557
5.50%, 08/25/2037	36,789	42,131
5.50%, 07/25/2038	174,148	200,783
5.50%, 10/25/2039	180,469	32,697
5.50%, 06/25/2040	845,130	956,852
5.50%, 07/25/2040	338,994	395,219
5.50%, 10/25/2040	1,269,484	1,508,895
5.50% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037(2)(7)	149,799	28,700
5.50% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037(2)(7)	190,793	34,997
5.51% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037(2)(7)	206,409	40,819
5.55% (1 Month LIBOR USD + 6.50%), 06/25/2023(2)(7)	9,110	291
5.55% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036(2)(7)	93,197	29,920
5.57% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036(2)(7)	51,947	8,582
5.58% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041(2)(7)	634,245	136,034
5.59% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037(2)(7)	185,384	38,769
5.60% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039(2)(7)	126,505	25,177
5.63% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036(2)(7)	128,608	23,662
5.67% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037(2)(7)	140,171	21,226
5.70% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036(2)(7)	106,417	19,187
5.70% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039(2)(7)	48,346	8,014
5.75%, 06/25/2033	52,131	61,486
5.75%, 07/25/2035	1,524,198	1,836,694
5.75%, 10/25/2035	76,754	86,743
5.75% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036(2)(7)	606,312	131,333
5.76% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035(2)(7)	65,448	14,802
5.86%, 02/25/2051(4)	95,708	109,497
5.90% (1 Month LIBOR USD + 6.85%), 04/25/2038(2)(7)	40,784	4,976
5.95% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038(2)(7)	65,637	12,022

6.00%, 02/25/2022	19,696	20,283
6.00%, 08/25/2022	918	960
6.00%, 09/25/2022	33,142	34,413
6.00% (1 Month LIBOR USD + 28.70%), 04/25/2023(2)(7)	2,396	2,557
6.00%, 07/25/2023(4)	15,989	17,063
6.00%, 07/18/2028	6,918	7,783
6.00%, 12/25/2028	3,206	3,422
6.00%, 07/25/2031	26,185	4,630
6.00%, 11/25/2031	48,312	56,020
6.00%, 04/25/2032	117,042	130,883
6.00%, 11/25/2032	350,223	406,181
6.00%, 05/25/2033(4)	8,537	1,614
6.00%, 05/25/2033	33,210	39,021
6.00%, 05/25/2033	70,898	81,082
6.00%, 05/25/2033	150,909	176,516
6.00%, 12/25/2035	13,550	15,206
6.00%, 12/25/2035	325,311	337,209
6.00%, 07/25/2036	392,801	461,273
6.00%, 03/25/2037	281,842	317,685
6.00%, 05/25/2037	128,703	149,595
6.00%, 08/25/2037	13,359	15,639
6.00%, 08/25/2037	51,741	60,156
6.00%, 08/25/2037	62,358	70,931
6.00%, 08/25/2037	69,537	80,301
6.00%, 08/25/2039	365,717	431,660
6.02%, 09/25/2039(4)	141,751	162,035
6.04% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038(2)(7)	90,367	18,393
6.15% (1 Month LIBOR USD + 7.10%), 06/25/2033(2)(7)	42,220	2,467
6.18%, 10/25/2037(4)	53,401	61,072
6.20%, 03/25/2040(4)	204,486	236,395
6.20% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037(2)(7)	587,357	147,501
6.21%, 02/25/2040(4)	58,947	67,136
6.25% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038(2)(7)	48,389	7,738
6.30%, 12/25/2039(4)	288,844	333,210
6.35%, 04/25/2029	4,242	4,757
6.44%, 03/25/2040(4)	219,727	251,591
6.50%, 08/25/2020	91	92
6.50%, 09/25/2020	32	32
6.50%, 07/25/2021	205	211
6.50%, 09/25/2021	17,870	18,290
6.50%, 02/25/2022	3,341	3,436
6.50%, 08/25/2022	1,082	1,135
6.50%, 02/25/2023	1,526	1,608
6.50%, 03/25/2023	1,093	1,154
6.50%, 07/25/2023	784	833
6.50%, 09/25/2023	1,680	1,804
6.50%, 10/25/2023	9,344	10,011
6.50%, 10/25/2023	24,826	26,810
6.50%, 11/25/2023	9,506	10,095
6.50%, 12/25/2023	2,642	2,861
6.50%, 03/25/2024	7,704	8,273
6.50%, 03/25/2024	49,615	53,647
6.50%, 04/25/2027	13,187	14,641
6.50%, 07/18/2027	1,151	1,290
6.50%, 09/25/2031	6,586	7,690
6.50%, 10/25/2031	5,210	5,921
6.50%, 04/25/2032	20,974	24,591
6.50%, 05/25/2032	42,811	50,111
6.50%, 06/25/2032	18,948	21,536
6.50%, 07/25/2032	80,057	14,417
6.50%, 08/25/2032	53,422	63,605
6.50%, 02/25/2033	18,931	21,897

6.50%, 05/25/2033	78,107	18,003
6.50%, 07/25/2036	167,981	199,791
6.50%, 07/25/2036	222,644	268,531
6.50%, 08/25/2036	27,958	32,632
6.50%, 08/25/2036	110,328	126,489
6.50%, 09/25/2036	11,432	13,301
6.50%, 06/25/2037	24,942	28,924
6.50%, 12/25/2037	153,603	185,265
6.50%, 04/25/2038	21,178	21,700
6.50%, 06/25/2042	55,099	64,951
6.65% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028(2)(7)	203,100	25,351
6.65% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033(2)(7)	101,082	20,049
6.88%, 08/25/2023	17,736	18,835
7.00%, 05/25/2020	1	1
7.00%, 07/25/2020	1	1
7.00%, 09/25/2020	7	7
7.00%, 01/25/2021	31	31
7.00%, 03/25/2021	1,274	1,289
7.00%, 07/25/2022	241	248
7.00%, 10/25/2022	747	783
7.00%, 02/25/2023	15,022	15,913
7.00%, 03/25/2023	10,634	11,214
7.00%, 04/25/2023	3,220	3,391
7.00%, 05/25/2023	36,990	39,491
7.00%, 07/25/2023	12,140	12,894
7.00%, 07/25/2023	18,715	19,951
7.00%, 08/25/2023	30,230	32,184
7.00%, 04/25/2024	31,415	34,182
7.00%, 04/25/2024	72,588	77,895
7.00%, 11/25/2026	18,407	20,183
7.00%, 12/18/2027	6,085	587
7.00%, 03/25/2031	4,616	5,505
7.00%, 07/25/2031	15,263	18,324
7.00%, 08/25/2031	28,106	33,186
7.00%, 09/25/2031	4,271	5,113
7.00%, 09/25/2031	8,285	9,839
7.00%, 09/25/2031	37,237	44,562
7.00%, 11/25/2031	50,333	60,381
7.00%, 05/25/2033	140,723	16,870
7.00%, 07/25/2039	2,564	3,024
7.00%, 11/25/2041	979,868	1,202,955
7.00%, 11/25/2041	1,018,164	1,214,117
7.00%, 11/25/2041	1,176,242	1,436,792
7.10% (1 Month LIBOR USD + 8.05%), 08/25/2023(2)(7)	590	47
7.20% (1 Month LIBOR USD + 8.15%), 12/25/2028(2)(7)	4,765	298
7.50%, 06/25/2022	45	47
7.50%, 07/25/2022	3,373	3,529
7.50%, 09/25/2022	2,014	2,095
7.50%, 10/25/2022	3,412	3,608
7.50%, 03/25/2023	3,461	3,690
7.50%, 04/18/2027	3,998	4,638
7.50%, 04/20/2027	5,896	6,838
7.50%, 05/20/2027	24,368	28,169
7.50%, 12/18/2029	6,750	7,818
7.50%, 02/25/2030	37,377	43,951
7.70%, 03/25/2023	1,524	1,625
7.75%, 09/25/2022	1,519	1,611
7.90%, 01/25/2023	2,946	3,141
8.00%, 07/25/2022	205	213
8.00%, 07/25/2022	5,328	5,652
8.00%, 09/25/2022	5,668	6,012
8.15% (1 Month LIBOR USD + 9.10%), 07/25/2030(2)(7)	11,627	1,603

8.47% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033(2)(7)	9,385	11,883
8.50%, 06/25/2021	22	22
8.50%, 01/25/2025	1,787	2,004
8.50%, 01/25/2031	1,864	396
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032(2)(7)	15,847	19,130
8.75%, 06/25/2021	76	78
8.75%, 10/25/2021	58	58
8.80%, 01/25/2025	2,757	3,148
9.23% (10 Year CMT Index + 10.75%), 08/25/2023(2)(7)	16,106	1,910
9.50%, 06/25/2020	10	10
9.80% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033(2)(7)	21,084	27,045
Fannie Mae REMICS SER 1990-140 CL K
652.15%, 12/25/2020	3	8
Fannie Mae REMICS SER 1993-165 CL SK V/R
12.50% (1 Month LIBOR USD + 77.31%), 09/25/2023(2)(7)	1,160	1,260
Fannie Mae REMICS SER 2019 CL BA
1.99%, 12/25/2029	25,697,064	26,384,350
Fannie Mae REMICS SER G92-35 CL G
1184.78%, 07/25/2022	2	19
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	52,025	60,499
6.50%, 07/25/2042	87,470	102,966
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	329,682	372,845
6.50%, 09/25/2042	122,997	144,472
Fannie Mae Trust 2003-W8
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042(2)	28,519	28,326
7.00%, 10/25/2042	133,703	159,903
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	205,734	243,223
Fannie Mae Trust 2004-W15
1.20% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044(2)	128,034	127,301
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	43,101	50,678
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	43,639	52,273
Fannie Mae Trust 2005-W3
1.17% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045(2)	1,022,159	1,018,232
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	56,173	64,967
Fannie Mae Trust 2006-W2
1.17% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046(2)	463,230	463,194
4.08%, 11/25/2045(4)	138,264	148,095
Fannie Mae Whole Loan
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046(2)	1,088,613	1,072,543
Fannie Mae-Aces
2.10%, 08/25/2029	20,447,452	20,891,628
2.28%, 12/27/2022	805,997	823,836
2.38%, 09/25/2026	1,870,190	1,917,273
2.39%, 01/25/2023(4)	764,030	784,963
2.42%, 10/25/2026(4)	5,335,000	5,527,370
2.48%, 12/25/2026(4)	1,512,023	1,574,167
2.53%, 09/25/2024	1,390,000	1,463,999
2.58% (1 Month LIBOR USD + 0.93%), 11/25/2022(2)	594,912	593,329
2.58%, 12/25/2026(4)	9,307,000	9,822,520
2.59%, 12/25/2024	1,588,308	1,653,872
2.83%, 01/25/2025(4)	1,006,873	1,067,098
2.90%, 01/25/2025(4)	2,000,000	2,109,878
2.92%, 08/25/2021	485,373	492,217
2.93%, 11/25/2025(4)	8,800,000	9,342,801
2.96%, 02/25/2027(4)	3,535,000	3,887,712
2.98%, 08/25/2029	2,200,000	2,400,184

3.02%, 08/25/2024(4)	1,273,000	1,351,728
3.05%, 03/25/2028(4)	3,891,000	4,241,156
3.06%, 05/25/2027(4)	29,130,000	31,638,378
3.08%, 06/25/2027(4)	5,513,000	5,972,508
3.09%, 02/25/2030(4)	2,791,000	3,074,727
3.09%, 04/25/2027(4)	23,211,000	25,008,711
3.10%, 07/25/2024(4)	1,043,270	1,113,751
3.18%, 04/25/2029(4)	4,540,000	5,030,888
3.33%, 06/25/2028(4)	5,160,000	5,925,469
3.38%, 07/25/2028(4)	7,496,649	8,211,215
3.38%, 07/25/2028(4)	35,477,000	39,428,052
3.48%, 01/25/2024(4)	12,038,807	12,963,354
3.51%, 12/25/2023(4)	2,084,991	2,243,371
3.55%, 09/25/2028(4)	7,310,000	8,336,546
3.63%, 11/25/2028(4)	12,600,000	14,297,081
3.64%, 08/25/2030(4)	7,611,341	8,689,162
3.66%, 11/25/2020	33,906	34,113
3.76%, 06/25/2021	487,109	494,882
FHLMC-Ginnie Mae
6.25%, 11/25/2023	3,901	4,169
7.00%, 03/25/2023	4,582	4,805
7.50%, 04/25/2024	27,034	29,299
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	89,075	63,632
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	4,961	4,746
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	18,335	13,536
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.70% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037(2)(7)	776,534	192,297
Freddie Mac Gold Pool
10.00%, 03/17/2026	451	454
10.00%, 10/01/2030	10,732	11,548
2.00%, 01/01/2032	5,571,334	5,740,543
2.50%, 04/01/2028	1,827,885	1,898,875
2.50%, 06/01/2028	694,580	726,104
2.50%, 03/01/2030	1,435,006	1,498,231
2.50%, 07/01/2030	3,140,455	3,278,854
2.50%, 07/01/2031	2,817,428	2,934,694
2.50%, 08/01/2031	1,741,193	1,813,662
3.00%, 07/01/2028	1,412,281	1,480,671
3.00%, 08/01/2028	809,942	852,148
3.00%, 09/01/2028	2,963,274	3,112,041
3.00%, 10/01/2028	1,186,661	1,250,669
3.00%, 05/01/2029	1,142,257	1,203,779
3.00%, 04/01/2031	5,412,988	5,686,104
3.00%, 09/01/2031	1,180,549	1,242,872
3.00%, 02/01/2032	5,959,265	6,260,057
3.00%, 02/01/2032	8,639,601	9,097,458
3.00%, 01/01/2037	2,753,273	2,914,583
3.00%, 12/01/2037	772,753	815,787
3.00%, 01/01/2038	1,170,687	1,238,642
3.00%, 08/01/2042	1,826,313	1,931,083
3.00%, 10/01/2042	4,638,770	4,905,573
3.00%, 11/01/2042	642,497	679,463
3.00%, 11/01/2042	5,719,154	6,048,473
3.00%, 02/01/2043	394,647	417,348
3.00%, 03/01/2043	2,507,355	2,651,740
3.00%, 03/01/2043	5,069,300	5,360,980
3.00%, 04/01/2043	91,352	96,601
3.00%, 04/01/2043	11,602,275	12,269,461
3.00%, 06/01/2043	35,806	37,868

3.00%, 07/01/2043	26,123	27,628
3.00%, 07/01/2043	351,254	371,423
3.00%, 08/01/2043	493,308	522,333
3.00%, 08/01/2043	6,706,999	7,092,408
3.00%, 05/01/2045	1,144,200	1,210,731
3.00%, 05/01/2045	2,406,898	2,545,360
3.00%, 06/01/2045	579,335	612,660
3.00%, 10/01/2045	4,783,404	5,058,661
3.00%, 10/01/2046	8,429,846	8,898,990
3.00%, 10/01/2046	20,456,216	21,633,927
3.00%, 05/01/2047	15,636,305	16,515,707
3.50%, 01/01/2027	149,999	158,569
3.50%, 01/01/2032	496,150	533,762
3.50%, 03/01/2032	202,184	217,465
3.50%, 02/01/2033	153,820	165,910
3.50%, 05/01/2033	203,057	218,992
3.50%, 05/01/2033	709,451	765,234
3.50%, 01/01/2034	7,533,509	8,105,970
3.50%, 11/01/2037	2,755,650	2,940,405
3.50%, 05/01/2042	876,866	941,630
3.50%, 06/01/2042	431,130	462,894
3.50%, 06/01/2042	2,593,063	2,769,148
3.50%, 08/01/2042	771,260	828,267
3.50%, 09/01/2042	2,968,822	3,189,376
3.50%, 09/01/2042	5,521,544	5,930,101
3.50%, 10/01/2042	2,510,924	2,696,579
3.50%, 10/01/2042	10,464,710	11,242,099
3.50%, 11/01/2042	93,606	99,997
3.50%, 11/01/2042	1,077,738	1,157,625
3.50%, 11/01/2042	2,880,892	3,094,783
3.50%, 12/01/2042	3,296,145	3,538,989
3.50%, 01/01/2043	7,441,881	7,993,587
3.50%, 03/01/2043	781,523	839,564
3.50%, 05/01/2043	283,181	302,488
3.50%, 05/01/2043	4,266,448	4,582,288
3.50%, 06/01/2043	900,512	961,353
3.50%, 06/01/2043	1,562,643	1,678,563
3.50%, 07/01/2043	542,036	582,293
3.50%, 10/01/2043	212,957	228,528
3.50%, 05/01/2044	14,234,354	15,289,211
3.50%, 01/01/2045	12,151,098	13,051,364
3.50%, 06/01/2045	1,446,630	1,545,505
3.50%, 08/01/2045	5,579,197	5,949,369
3.50%, 12/01/2045	5,230,652	5,578,950
3.50%, 01/01/2046	802,963	856,206
3.50%, 01/01/2046	9,066,296	9,685,981
3.50%, 05/01/2046	3,363,297	3,584,039
3.50%, 07/01/2046	2,089,985	2,224,942
3.50%, 07/01/2046	3,760,573	3,997,401
3.50%, 08/01/2046	7,168,456	7,691,547
3.50%, 08/01/2046	10,645,518	11,430,637
3.50%, 12/01/2046	386,836	410,859
3.50%, 12/01/2046	7,940,478	8,463,631
3.50%, 01/01/2047	3,749,995	3,989,177
3.50%, 10/01/2047	9,852,411	10,457,215
3.50%, 10/01/2047	24,215,438	25,693,213
3.50%, 01/01/2048	9,708,815	10,308,960
3.50%, 03/01/2048	612,644	651,332
3.50%, 03/01/2048	6,592,100	6,999,465
4.00%, 08/01/2040	552,832	597,369
4.00%, 09/01/2040	683,497	738,538
4.00%, 11/01/2040	35,817	38,722

4.00%, 11/01/2040	2,038,398	2,202,779
4.00%, 12/01/2040	392,315	424,209
4.00%, 12/01/2040	906,854	980,640
4.00%, 12/01/2040	1,040,937	1,125,658
4.00%, 12/01/2040	1,255,379	1,357,054
4.00%, 12/01/2040	1,347,464	1,456,050
4.00%, 01/01/2041	732,251	788,070
4.00%, 01/01/2041	1,393,691	1,506,580
4.00%, 10/01/2041	4,098,909	4,429,077
4.00%, 11/01/2041	11,888	12,854
4.00%, 01/01/2042	220,700	238,755
4.00%, 05/01/2042	13,966	15,107
4.00%, 06/01/2042	1,916,442	2,101,923
4.00%, 10/01/2042	100,815	107,393
4.00%, 01/01/2043	242,914	266,670
4.00%, 06/01/2043	21,296	23,084
4.00%, 09/01/2043	148,409	159,671
4.00%, 09/01/2043	6,510,469	7,040,260
4.00%, 11/01/2043	81,459	88,208
4.00%, 11/01/2043	167,919	181,779
4.00%, 12/01/2043	222,591	241,031
4.00%, 12/01/2043	903,162	977,993
4.00%, 12/01/2043	1,587,659	1,718,693
4.00%, 01/01/2044	141,957	153,718
4.00%, 01/01/2044	492,606	533,405
4.00%, 03/01/2044	2,692,168	2,914,015
4.00%, 05/01/2044	113,434	122,773
4.00%, 10/01/2044	7,340,646	7,950,480
4.00%, 01/01/2045	430,566	465,897
4.00%, 10/01/2045	626,334	677,744
4.00%, 10/01/2045	8,103,343	8,771,127
4.00%, 11/01/2045	12,041,548	13,030,234
4.00%, 12/01/2045	1,320,860	1,429,776
4.00%, 01/01/2046	3,447,823	3,784,103
4.00%, 02/01/2046	2,604,281	2,822,452
4.00%, 05/01/2046	314,394	339,422
4.00%, 06/01/2046	10,331,055	11,181,605
4.00%, 08/01/2046	2,534,420	2,741,485
4.00%, 01/01/2047	12,984,518	14,136,787
4.00%, 09/01/2047	7,989,685	8,659,266
4.00%, 06/01/2048	1,316,992	1,409,882
4.00%, 06/01/2048	4,469,257	4,774,279
4.00%, 10/01/2048	7,278,725	7,880,458
4.50%, 11/01/2035	10,518	11,476
4.50%, 07/01/2039	191,331	209,432
4.50%, 10/01/2039	1,508,107	1,651,603
4.50%, 11/01/2039	1,726,687	1,890,689
4.50%, 11/01/2039	2,331,137	2,552,414
4.50%, 05/01/2040	806,599	883,891
4.50%, 08/01/2040	374,446	409,828
4.50%, 09/01/2040	292,305	320,029
4.50%, 09/01/2040	1,214,582	1,328,690
4.50%, 03/01/2041	235,840	258,115
4.50%, 05/01/2041	1,710,743	1,873,585
4.50%, 08/01/2041	613,090	671,739
4.50%, 12/01/2043	6,561,863	7,186,449
4.50%, 03/01/2044	586,896	640,296
4.50%, 05/01/2044	886,166	967,106
4.50%, 07/01/2044	35,440	38,357
4.50%, 07/01/2044	265,392	289,262
4.50%, 09/01/2044	1,706,882	1,861,658
4.50%, 09/01/2046	3,892,254	4,242,510

4.50%, 10/01/2046	3,092,267	3,355,113
4.50%, 11/01/2046	11,955,719	13,089,519
4.50%, 03/01/2047	1,077,676	1,175,371
4.50%, 07/01/2047	1,714,385	1,861,667
4.50%, 07/01/2047	4,401,001	4,793,560
4.50%, 11/01/2047	1,291,451	1,400,524
4.50%, 09/01/2048	389,133	419,807
5.00%, 01/01/2034	25,778	28,564
5.00%, 06/01/2034	70,944	78,547
5.00%, 09/01/2034	78,120	88,230
5.00%, 03/01/2035	27,426	29,814
5.00%, 08/01/2035	1,129,676	1,252,227
5.00%, 03/01/2036	2,394,838	2,663,586
5.00%, 07/01/2036	2,252	2,505
5.00%, 11/01/2036	66,687	74,236
5.00%, 03/01/2037	180,645	200,859
5.00%, 06/01/2037	200,738	223,036
5.00%, 08/01/2037	189,486	210,995
5.00%, 02/01/2038	227,073	252,184
5.00%, 03/01/2038	59,480	66,194
5.00%, 03/01/2038	208,955	232,649
5.00%, 03/01/2038	227,951	253,517
5.00%, 03/01/2038	256,565	285,348
5.00%, 04/01/2038	145,984	162,051
5.00%, 09/01/2038	28,824	32,059
5.00%, 09/01/2038	166,513	185,202
5.00%, 11/01/2038	1,220	1,357
5.00%, 11/01/2038	63,210	70,184
5.00%, 12/01/2038	656	728
5.00%, 12/01/2038	196,016	217,960
5.00%, 02/01/2039	408,016	453,901
5.00%, 05/01/2039	7,509	8,469
5.00%, 10/01/2039	450,204	500,683
5.00%, 01/01/2040	111,472	123,593
5.00%, 03/01/2040	184,123	203,435
5.00%, 03/01/2040	2,119,016	2,349,438
5.00%, 08/01/2040	293,376	325,570
5.00%, 04/01/2041	857,626	941,126
5.00%, 06/01/2041	344,834	382,137
5.00%, 12/01/2047	5,453,238	5,904,138
5.00%, 02/01/2048	1,982,827	2,147,153
5.50%, 02/01/2024	3,956	4,109
5.50%, 01/01/2033	55,914	62,742
5.50%, 10/01/2033	35,706	40,756
5.50%, 07/01/2035	75,241	84,460
5.50%, 01/01/2036	17,397	19,711
5.50%, 12/01/2036	32,366	36,695
5.50%, 05/01/2038	53,625	60,798
5.50%, 08/01/2038	66,724	75,653
5.50%, 01/01/2039	2,495,481	2,821,030
5.50%, 03/01/2040	23,807	26,915
5.50%, 05/01/2040	1,671,488	1,894,532
5.50%, 08/01/2040	678,837	768,769
6.00%, 06/01/2020	35	35
6.00%, 08/01/2020	70	71
6.00%, 07/01/2021	26	26
6.00%, 07/01/2021	555	559
6.00%, 03/01/2022	25	25
6.00%, 10/01/2029	10,325	11,500
6.00%, 12/01/2033	11,458	12,714
6.00%, 01/01/2034	6,319	6,631
6.00%, 01/01/2034	25,352	29,198

6.00%, 11/01/2036	8,910	9,934
6.00%, 12/01/2036	6,135	6,936
6.00%, 12/01/2036	15,541	17,896
6.50%, 03/01/2022	632	637
6.50%, 01/01/2028	35,283	39,755
6.50%, 06/01/2029	11,021	12,425
6.50%, 08/01/2029	80,094	92,988
6.50%, 11/01/2034	6,196	7,329
6.50%, 01/01/2035	87,127	99,024
6.50%, 12/01/2035	17,643	19,721
6.50%, 12/01/2035	54,567	63,328
6.50%, 11/01/2036	19,248	22,487
6.50%, 11/01/2036	107,328	122,312
6.50%, 11/01/2036	187,072	218,786
6.50%, 12/01/2036	98,698	118,168
6.50%, 12/01/2036	221,169	257,284
6.50%, 01/01/2037	6,133	6,351
6.50%, 01/01/2037	16,956	19,260
6.50%, 02/01/2037	8,432	9,061
6.50%, 06/01/2037	8,039	8,897
6.50%, 11/01/2037	40,971	50,024
6.50%, 03/01/2038	50,419	59,853
7.00%, 04/01/2026	973	1,087
7.00%, 12/01/2028	36,258	41,816
7.00%, 07/01/2029	880	990
7.00%, 01/01/2031	29,721	33,863
7.00%, 07/01/2032	3,101	3,551
7.00%, 08/01/2032	4,463	5,279
7.00%, 02/01/2037	6,987	8,296
7.50%, 08/01/2025	781	859
7.50%, 01/01/2032	84,209	97,082
7.50%, 12/01/2036	258,849	296,021
7.50%, 01/01/2038	34,766	43,113
7.50%, 01/01/2038	60,219	70,732
7.50%, 09/01/2038	26,856	31,693
8.00%, 08/01/2024	408	450
8.00%, 11/01/2024	276	301
8.50%, 07/01/2028	2,156	2,481
Freddie Mac Multifamily Structured Pass Through Certificates
0.82%, 10/25/2022(4)	20,924,343	368,432
1.36%, 03/25/2026(4)	27,403,572	1,886,166
1.37%, 05/25/2022(4)	49,471,407	1,195,482
1.46%, 06/25/2020(4)	27,879,012	279
2.22% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022(2)	570,197	562,279
2.31%, 12/25/2022	4,907,077	5,078,892
2.36%, 08/25/2022	2,078,016	2,134,897
2.52%, 01/25/2023	1,919,715	1,979,951
2.57%, 07/25/2026	10,075,000	10,738,790
2.60%, 09/25/2020	19,756	19,775
2.62%, 01/25/2023	8,500,000	8,861,499
2.77%, 05/25/2025	4,250,000	4,560,102
2.81%, 09/25/2024	6,287,000	6,746,177
2.84%, 09/25/2022	1,917,323	1,995,672
2.86%, 08/25/2022	5,129,121	5,320,715
2.91%, 04/25/2024	9,500,000	9,981,174
3.04%, 07/25/2024	10,000,000	10,493,922
3.07%, 08/25/2022	2,438,000	2,540,341
3.08%, 01/25/2031	4,126,000	4,685,780
3.09%, 04/25/2028(4)	3,315,000	3,689,888
3.10%, 02/25/2024(4)	11,250,000	11,926,971
3.11%, 02/25/2023	13,450,000	14,085,584
3.12%, 06/25/2027	4,263,000	4,760,332

3.17%, 09/25/2026(4)	9,915,000	10,882,832
3.19%, 09/25/2027(4)	25,150,000	28,265,685
3.22%, 03/25/2027	8,625,000	9,560,631
3.24%, 04/25/2027	7,030,000	7,903,186
3.24%, 08/25/2027	2,846,000	3,211,641
3.25%, 09/25/2027(4)	4,900,000	5,479,125
3.30%, 11/25/2027(4)	4,589,000	5,203,243
3.32%, 02/25/2023	5,550,000	5,848,539
3.33%, 05/25/2027	1,779,000	2,004,586
3.33%, 08/25/2025(4)	10,000,000	11,078,796
3.35%, 01/25/2028	5,167,000	5,877,695
3.36%, 11/25/2027(4)	18,922,000	21,427,735
3.36%, 12/25/2026(4)	27,000,000	30,573,626
3.36%, 12/25/2027	3,332,000	3,783,690
3.39%, 03/25/2024	4,286,000	4,620,762
3.41%, 12/25/2026	15,125,000	16,923,048
3.49%, 01/25/2024	18,300,000	19,725,475
3.51%, 03/25/2029	2,527,000	2,932,605
3.51%, 01/25/2027(4)	23,250,000	26,064,064
3.76%, 01/25/2029(4)	11,600,000	13,624,173
3.85%, 05/25/2028(4)	3,550,000	4,141,533
3.85%, 05/25/2028(4)	6,340,000	7,422,829
3.85%, 06/25/2028	7,875,000	9,259,493
3.90%, 04/25/2028	8,575,000	10,024,094
3.90%, 10/25/2033(4)	6,500,000	8,084,145
3.92%, 12/25/2028(4)	4,100,000	4,860,355
3.92%, 09/25/2028(4)	10,000,000	11,863,934
3.99%, 05/25/2033(4)	16,700,000	19,717,216
4.03%, 10/25/2028(4)	5,600,000	6,674,329
Freddie Mac Non Gold Pool
3.50% (6 Month LIBOR USD + 1.63%), 08/01/2036(2)	1,884	1,899
3.54% (6 Month LIBOR USD + 1.67%, 1.68% Floor, 13.13% Cap), 08/01/2036(2)	143,491	146,193
3.57% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.80% Cap), 08/01/2036(2)	43,377	44,252
3.61% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.08% Cap), 12/01/2036(2)	169,227	169,578
3.65% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036(2)	16,178	16,506
3.65% (6 Month LIBOR USD + 1.75%, 1.75% Floor, 12.56% Cap), 07/01/2036(2)	34,544	35,266
3.67% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.68% Cap), 01/01/2037(2)	14,472	14,588
3.67% (6 Month LIBOR USD + 1.54%, 1.54% Floor, 11.81% Cap), 05/01/2037(2)	62,110	62,854
3.70% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	9,217	9,282
3.76% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.34% Cap), 10/01/2036(2)	40,658	41,351
3.77% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.92% Cap), 11/01/2036(2)	52,342	52,614
3.81% (1 Year LIBOR USD + 1.69%), 12/01/2036(2)	4,531	4,574
3.81% (6 Month LIBOR USD + 1.89%, 1.90% Floor, 12.42% Cap), 03/01/2037(2)	107,349	110,195
3.82% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.09% Cap), 10/01/2036(2)	77,561	79,000
3.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,852	13,985
3.85% (6 Month LIBOR USD + 1.81%, 1.81% Floor, 12.46% Cap), 10/01/2036(2)	35,813	36,588
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(2)	43,900	44,471
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.09% Cap), 01/01/2035(2)	113,766	115,289
3.88% (1 Year LIBOR USD + 1.88%), 02/01/2037(2)	4,507	4,552
3.89% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.97% Cap), 02/01/2037(2)	31,929	32,219
3.91% (1 Year LIBOR USD + 1.91%), 04/01/2037(2)	1,737	1,752
3.92% (1 Year LIBOR USD + 1.67%), 08/01/2035(2)	5,941	5,991
3.92% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 10.89% Cap), 01/01/2037(2)	32,278	33,070
3.93% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 10.09% Cap), 02/01/2036(2)	12,080	12,200
3.93% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 11.09% Cap), 12/01/2036(2)	51,396	52,162
3.98% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	21,015	21,555
3.99% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	53,763	54,979
4.00% (1 Year LIBOR USD + 1.75%), 11/01/2037(2)	5,349	5,392
4.01% (6 Month LIBOR USD + 2.13%, 2.13% Floor, 11.64% Cap), 12/01/2035(2)	28,258	28,883
4.04% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.71% Cap), 03/01/2036(2)	56,637	57,948
4.04% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.82% Cap), 11/01/2036(2)	34,653	35,037
4.05% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.46% Cap), 05/01/2037(2)	49,282	49,751

4.07% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.42% Cap), 11/01/2036(2)	37,236	37,976
4.08% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.18% Cap), 05/01/2037(2)	23,791	24,457
4.09% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 12.03% Cap), 12/01/2036(2)	163,295	164,431
4.10% (1 Year LIBOR USD + 2.13%), 12/01/2036(2)	1,943	1,968
4.14% (6 Month LIBOR USD + 2.12%), 05/01/2037(2)	4,313	4,356
4.16% (1 Year CMT Index + 2.26%), 04/01/2030(2)	1,118	1,129
4.16% (1 Year CMT Index + 2.11%), 01/01/2027(2)	3,248	3,275
4.21% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	24,469	24,784
4.24% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.98% Cap), 02/01/2036(2)	55,156	55,851
4.24% (1 Year LIBOR USD + 2.03%, 2.03% Floor, 10.98% Cap), 05/01/2037(2)	76,776	78,252
4.26% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 9.07% Cap), 07/01/2040(2)	43,046	43,919
4.30% (1 Year CMT Index + 2.24%, 2.24% Floor, 10.24% Cap), 05/01/2033(2)	106,633	107,913
4.30% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.67% Cap), 05/01/2038(2)	22,398	22,511
4.33% (1 Year LIBOR USD + 2.29%, 2.29% Floor, 11.32% Cap), 03/01/2037(2)	12,840	12,989
4.34% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.39% Cap), 09/01/2036(2)	58,762	59,302
4.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.17% Cap), 11/01/2036(2)	107,603	108,366
4.35% (1 Year LIBOR USD + 2.35%, 2.35% Floor, 10.85% Cap), 03/01/2037(2)	12,271	12,358
4.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	40,912	41,850
4.36% (1 Year LIBOR USD + 2.36%), 02/01/2037(2)	5,602	5,643
4.37% (1 Year CMT Index + 2.37%), 09/01/2032(2)	3,634	3,678
4.41% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(2)	80,183	81,386
4.43% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.18% Cap), 07/01/2036(2)	33,414	33,699
4.43% (1 Year LIBOR USD + 2.06%, 2.06% Floor, 10.98% Cap), 04/01/2038(2)	43,740	44,627
4.50% (1 Year CMT Index + 2.13%), 07/01/2026(2)	3,118	3,155
4.51% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.04% Cap), 09/01/2036(2)	104,101	105,616
4.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.84% Cap), 07/01/2036(2)	21,286	21,425
4.68% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036(2)	73,800	74,645
4.68% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	12,125	12,226
4.69% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(2)	16,777	17,135
4.73% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.93% Cap), 06/01/2036(2)	170,331	172,829
4.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.57% Cap), 05/01/2036(2)	41,889	42,048
4.76% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	47,525	47,702
4.76% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	27,878	28,169
4.77% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.84% Cap), 03/01/2036(2)	41,560	42,647
5.06% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	39,012	39,667
5.23% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.88% Cap), 05/01/2036(2)	11,434	11,682
Freddie Mac Pool
3.00%, 02/01/2046	1,199,477	1,267,923
3.00%, 08/01/2048	4,368,310	4,595,692
3.00%, 10/01/2049	3,668,328	3,855,738
3.00%, 01/01/2050	2,259,489	2,376,948
3.00%, 01/01/2050	3,076,258	3,243,798
3.00%, 01/01/2050	4,039,189	4,246,659
3.00%, 02/01/2050	3,123,117	3,280,299
3.00%, 03/01/2050	6,475,357	6,848,098
3.50%, 04/01/2032	769,303	810,383
3.50%, 05/01/2034	3,246,382	3,456,295
3.50%, 02/01/2042	2,492,789	2,674,871
3.50%, 07/01/2045	10,397,860	11,161,023
3.50%, 10/01/2046	13,705,361	14,602,777
3.50%, 06/01/2047	496,481	528,897
3.50%, 01/01/2048	1,693,630	1,797,844
3.50%, 03/01/2048	475,620	504,957
3.50%, 03/01/2048	4,030,186	4,278,102
3.50%, 08/01/2049	7,035,430	7,467,134
3.50%, 10/01/2049	3,727,034	3,941,643
4.00%, 12/01/2044	4,916,780	5,307,532
4.00%, 12/01/2045	446,756	483,421
4.00%, 02/01/2046	10,404,856	11,245,087
4.00%, 01/01/2048	337,469	365,069
4.00%, 06/01/2048	228,985	247,987
4.00%, 01/01/2049	7,236,662	7,831,290

4.00%, 03/01/2049	12,809,072	13,784,985
4.50%, 12/01/2045	1,193,644	1,301,757
4.50%, 06/01/2048	7,961,632	8,679,657
4.50%, 08/01/2048	3,521,126	3,833,551
4.50%, 09/01/2048	423,029	456,197
4.50%, 11/01/2048	6,267,008	6,744,807
4.50%, 04/01/2049	3,508,336	3,787,842
5.00%, 08/01/2049	6,160,391	6,653,955
5.00%, 12/01/2049	5,664,809	6,278,905
Freddie Mac Reference REMIC
6.00%, 04/15/2036	291,389	347,854
6.00%, 05/15/2036	383,823	456,472
Freddie Mac REMICS
0.00%, 02/15/2024	2,107	2,061
0.00%, 02/15/2024	5,959	5,828
0.00%, 05/15/2024	2,964	2,905
0.00%, 09/15/2032	982,795	940,049
0.00%, 12/15/2032	19,018	17,892
0.00%, 07/15/2034	102,629	97,191
0.00%, 02/15/2035	31,864	29,454
0.00%, 04/15/2035	45,098	43,554
0.00%, 08/15/2035	7,039	6,251
0.00%, 09/15/2035	19,199	18,420
0.00%, 02/15/2036	23,164	21,770
0.00%, 02/15/2036	23,099	21,854
0.00%, 02/15/2036	26,556	24,837
0.00%, 02/15/2036	71,172	68,319
0.00%, 03/15/2036	6,419	6,106
0.00%, 03/15/2036	40,810	39,176
0.00%, 03/15/2036	43,906	41,119
0.00%, 04/15/2036	31,867	29,992
0.00%, 04/15/2036	63,057	57,794
0.00%, 04/15/2036	86,024	82,672
0.00%, 04/15/2036	115,693	109,302
0.00%, 05/15/2036	9,298	8,689
0.00%, 05/15/2036	13,840	11,690
0.00%, 05/15/2036	34,700	32,607
0.00%, 05/15/2036	48,728	44,649
0.00%, 06/15/2036	86,434	82,537
0.00%, 07/15/2036	23,098	21,849
0.00%, 08/15/2036	32,549	30,912
0.00%, 09/15/2036	15,353	13,230
0.00%, 09/15/2036	18,465	16,909
0.00%, 10/15/2036	38,646	36,458
0.00%, 12/15/2036	19,215	17,919
0.00%, 01/15/2037	20,822	19,355
0.00%, 02/15/2037	5,971	5,720
0.00%, 02/15/2037	55,014	52,089
0.00%, 03/15/2037	7,576	7,252
0.00%, 04/15/2037	22,558	20,897
0.00%, 05/15/2037	1,369	1,290
0.00%, 05/15/2037	37,533	35,613
0.00%, 05/15/2037	213,751	198,812
0.00%, 06/15/2037	3,984	3,669
0.00%, 06/15/2037	20,897	19,815
0.00%, 07/15/2037	290,552	264,251
0.00%, 09/15/2037	29,619	27,152
0.00%, 10/15/2039	102,207	94,589
0.00%, 01/15/2040	93,609	88,262
0.00%, 10/15/2049	321,698	306,015
0.67% (10 Year CMT Index + -0.85%), 03/15/2024(2)	283	282
0.91% (10 Year CMT Index + -0.70%), 07/15/2023(2)	3,910	3,862

1.00% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035(2)	67,987	67,129
1.10% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035(2)	51,920	51,420
1.10% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039(2)	286,249	286,461
1.10% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041(2)	629,658	626,615
1.10% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042(2)	695,775	680,250
1.14% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037(2)	37,910	37,659
1.15% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036(2)	356,427	356,231
1.15% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039(2)	243,054	242,896
1.15% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039(2)	66,098	66,170
1.15% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042(2)	1,930,763	1,894,069
1.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036(2)	32,386	32,395
1.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040(2)	116,835	116,508
1.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042(2)	756,877	748,401
1.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042(2)	365,153	363,203
1.25% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040(2)	1,187,689	1,185,275
1.25% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041(2)	951,036	948,274
1.30% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029(2)	11,661	11,671
1.30% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033(2)	163,471	162,596
1.30% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037(2)	15,184	15,142
1.38% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037(2)	594,082	594,324
1.40% (1 Month LIBOR USD + 0.70%), 02/15/2027(2)	414	418
1.45% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032(2)	37,347	37,618
1.50% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035(2)	52,008	52,300
1.60% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032(2)	59,456	59,948
1.65% (1 Month LIBOR USD + 0.95%), 05/15/2021(2)	13	13
1.85% (1 Month LIBOR USD + 1.15%), 09/15/2022(2)	905	913
1.85% (1 Month LIBOR USD + 1.15%), 04/15/2023(2)	5,577	5,640
1.90% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039(2)	26,462	27,120
10.00% (11th District Cost of Funds Index + 44.15%), 02/15/2024(2)(7)	2,165	2,499
11.88% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033(2)(7)	23,882	31,902
12.75% (1 Month LIBOR USD + 17.03%), 06/15/2035(2)(7)	1,568	2,136
13.47% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033(2)(7)	18,359	25,959
13.56% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033(2)(7)	69,091	92,627
14.69% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032(2)(7)	35,714	48,007
14.95% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033(2)(7)	9,571	13,324
15.11% (1 Month LIBOR USD + 16.88%), 08/15/2025(2)(7)	4,724	5,808
15.15% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040(2)(7)	304,312	443,294
15.51% (1 Month LIBOR USD + 10.13%), 02/15/2024(2)	428	519
15.69% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038(2)(7)	11,019	14,315
16.91% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032(2)(7)	22,018	32,554
17.36% (1 Month LIBOR USD + 22.75%), 10/15/2023(2)(7)	3,419	4,173
17.65% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035(2)(7)	31,680	48,887
17.67% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032(2)(7)	31,243	49,762
17.72% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036(2)(7)	19,121	27,048
2.04% (11th District Cost of Funds Index + 1.00%), 02/15/2023(2)	162	163
2.06% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037(2)	706,927	705,914
2.26% (1 Month LIBOR USD + 0.60%), 03/15/2024(2)	670	665
2.33%, 01/15/2040(4)	627,109	33,461
2.48% (11th District Cost of Funds Index + 1.50%), 08/15/2023(2)	220	223
2.92% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034(2)	40,017	43,406
21.91% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034(2)(7)	39,416	50,544
21.98% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036(2)(7)	7,605	11,692
23.41% (11th District Cost of Funds Index + 27.47%), 07/15/2023(2)(7)	821	975
24.68% (1 Month LIBOR USD + 30.55%), 03/15/2029(2)(7)	1,811	2,995
24.93% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025(2)(7)	13,911	19,768
25.06% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035(2)(7)	40,398	61,105
27.01% (11th District Cost of Funds Index + 31.43%), 03/15/2024(2)(7)	2,172	412
29.95% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025(2)(7)	11,154	14,624
3.00%, 08/15/2033	495,000	537,877
3.00%, 12/15/2040	1,095,605	1,140,767
3.00%, 06/15/2043	206,000	228,445
3.00%, 04/15/2045	2,338,242	2,500,771

3.00%, 12/15/2047	2,914,187	3,104,129
3.50%, 01/15/2026	1,453,700	1,536,316
3.50%, 08/15/2039	342,344	356,450
3.50%, 01/15/2042	1,700,000	1,899,369
3.50%, 06/15/2048	3,178,048	3,316,478
3.50%, 10/15/2053	8,092,776	8,595,096
3.64%, 02/15/2039(4)	56,455	58,065
3.75%, 02/15/2046(1)	322,257	325,771
3.85% (1 Month LIBOR USD + 4.68%), 12/15/2022(2)(7)	984	1,021
31.46% (1 Month LIBOR USD + 34.50%), 09/15/2023(2)(7)	2,942	4,088
31.60% (1 Month LIBOR USD + 34.00%), 05/15/2021(2)(7)	4	4
4.00%, 12/15/2024	151,825	159,458
4.00%, 11/15/2029	68,809	1,407
4.00%, 12/15/2030	3,026,942	3,303,864
4.00%, 11/15/2041	496,650	548,670
4.00%, 12/15/2041	305,475	339,590
4.00%, 12/15/2043	1,500,000	1,584,482
4.50%, 06/15/2025	520,982	553,746
4.50%, 07/15/2039	436,655	470,045
4.50%, 12/15/2039	2,991,691	3,322,555
4.50%, 05/15/2041	1,000,000	1,120,861
4.50%, 09/15/2043	1,000,000	1,256,696
42.05% (1 Month LIBOR USD + 45.23%), 05/15/2021(2)(7)	9	10
5.00%, 03/15/2022	5,282	5,297
5.00%, 05/15/2023	8,612	8,985
5.00%, 11/15/2023	118,683	125,292
5.00%, 12/15/2023	12,347	13,013
5.00%, 12/15/2024	36,239	38,341
5.00%, 03/15/2026	28,403	28,421
5.00%, 04/15/2030	702,000	819,680
5.00%, 07/15/2033	429,679	476,211
5.00%, 01/15/2034	249,757	287,594
5.00%, 10/15/2039	220,286	18,195
5.00%, 12/15/2040	1,145,500	1,262,617
5.00%, 05/15/2041	1,319,236	1,596,485
5.15% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038(2)(7)	210,893	38,275
5.30% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038(2)(7)	289,519	56,749
5.30% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039(2)(7)	84,061	15,590
5.30% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(7)	312,370	52,053
5.30% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(7)	414,574	69,980
5.40% (1 Month LIBOR USD + 6.10%), 05/15/2039(2)(7)	17,189	2,423
5.44% (1 Month LIBOR USD + 6.14%), 01/15/2037(2)(7)	32,751	5,951
5.50% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038(2)(7)	117,927	19,890
5.50%, 10/15/2022	24,064	25,166
5.50%, 12/15/2022	7,562	7,809
5.50%, 03/15/2023	88,331	92,857
5.50%, 04/15/2023	110,013	115,617
5.50%, 11/15/2023	25,636	26,720
5.50%, 02/15/2034	3,136	3,323
5.50%, 08/15/2036	52,623	61,054
5.50%, 08/15/2036	147,587	171,800
5.50%, 03/15/2038	395,148	457,826
5.50%, 05/15/2038	29,328	33,214
5.50%, 01/15/2039	167,446	194,067
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041(2)(7)	229,978	256,246
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041(2)(7)	664,003	733,314
5.55% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039(2)(7)	86,012	16,536
5.60% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039(2)(7)	105,490	9,029
5.60%, 06/15/2023	19,197	20,189
5.70%, 10/15/2038(4)	106,992	120,519
5.72% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037(2)(7)	225,565	43,015
5.75% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037(2)(7)	53,502	9,951

5.75% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037(2)(7)	150,655	29,961
5.90% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037(2)(7)	41,413	7,208
5.95% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036(2)(7)	493,396	88,786
6.00% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036(2)(7)	50,715	8,185
6.00%, 07/15/2021(4)	11	11
6.00%, 11/15/2023	10,443	11,108
6.00%, 06/15/2024	12,692	13,668
6.00%, 05/15/2027	12,652	13,853
6.00%, 07/15/2028	7,921	8,904
6.00%, 09/15/2028	5,771	6,502
6.00%, 11/15/2028	25,630	28,936
6.00%, 12/15/2028	50,338	56,875
6.00%, 01/15/2029	67,554	76,678
6.00%, 02/15/2029	15,114	16,475
6.00%, 07/15/2031	9,317	10,828
6.00%, 09/15/2032	39,024	45,577
6.00%, 12/15/2032	36,445	41,178
6.00%, 12/15/2032	76,321	87,860
6.00%, 01/15/2033	47,164	55,427
6.00%, 02/15/2033	39,733	46,855
6.00%, 02/15/2033	175,482	203,884
6.00%, 03/15/2033	30,796	34,447
6.00%, 05/15/2034	126,089	141,420
6.00%, 04/15/2035	1,057,000	1,232,838
6.00%, 01/15/2036	119,249	145,146
6.00%, 03/15/2036	2,585	3,966
6.00%, 04/15/2036	62,939	13,408
6.00%, 04/15/2036	74,929	88,793
6.00%, 04/15/2036	632,328	749,902
6.00%, 06/15/2036	17,432	19,885
6.00%, 02/15/2037	43,162	48,522
6.00%, 04/15/2037	57,178	67,199
6.00%, 05/15/2037	62,966	71,531
6.00%, 06/15/2038	13,272	15,409
6.00%, 06/15/2038	338,166	389,393
6.10% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038(2)(7)	125,520	19,131
6.12% (1 Month LIBOR USD + 6.80%), 07/15/2033(2)(7)	462	553
6.25%, 10/15/2023	3,886	4,144
6.25%, 08/15/2028	31,283	34,907
6.25%, 02/15/2029	75,485	84,460
6.38%, 02/15/2032	14,666	16,109
6.40% (1 Month LIBOR USD + 7.10%), 07/15/2036(2)(7)	7,340	1,205
6.50%, 09/15/2023	26,339	28,331
6.50%, 12/15/2023	6,520	7,015
6.50%, 12/15/2023	8,309	8,902
6.50%, 03/15/2026	1,660	1,785
6.50%, 07/15/2026	13,049	14,031
6.50%, 01/15/2027	9,806	10,882
6.50%, 12/15/2027	7,320	8,248
6.50%, 06/15/2028	14,633	16,524
6.50%, 08/15/2028	29,222	33,365
6.50%, 05/15/2031	4,718	5,435
6.50%, 08/15/2031	10,716	12,579
6.50%, 08/15/2031	14,047	15,989
6.50%, 08/15/2031	17,050	20,211
6.50%, 08/15/2031	154,231	179,000
6.50%, 10/15/2031	13,940	15,651
6.50%, 01/15/2032	18,625	21,852
6.50%, 01/15/2032	21,297	25,028
6.50%, 02/15/2032	25,145	29,550
6.50%, 02/15/2032	30,138	35,397
6.50%, 03/15/2032	39,673	44,943

6.50%, 03/15/2032	39,998	47,482
6.50%, 04/15/2032	9,595	11,278
6.50%, 04/15/2032	65,742	77,111
6.50%, 04/15/2032	88,630	99,890
6.50%, 05/15/2032	29,049	34,351
6.50%, 06/15/2032	17,011	19,154
6.50%, 06/15/2032	26,643	30,256
6.50%, 06/15/2032	31,969	37,514
6.50%, 07/15/2032	31,691	36,042
6.50%, 07/15/2032	39,849	47,903
6.50%, 03/15/2033	19,535	3,917
6.50%, 07/15/2036	69,300	80,287
6.50%, 07/15/2036	92,140	107,494
6.98%, 11/15/2021(4)	8,363	8,509
7.00%, 05/15/2021	708	722
7.00%, 03/15/2022	238	246
7.00%, 05/15/2022	362	378
7.00%, 04/15/2023	8,743	9,277
7.00%, 05/15/2023	986	1,054
7.00%, 09/15/2023	6,540	7,028
7.00%, 01/15/2024	3,811	4,110
7.00%, 02/15/2024	1,655	1,788
7.00%, 03/15/2024	3,314	3,571
7.00%, 03/15/2024	19,617	21,104
7.00%, 03/15/2028	9,023	1,413
7.00%, 06/15/2028	1,731	2,009
7.00%, 10/15/2028	11,520	1,194
7.00%, 04/15/2029	1,005	102
7.00%, 06/15/2029	58,589	67,829
7.00%, 07/15/2029	32,550	38,249
7.00%, 08/15/2029	14,978	17,549
7.00%, 01/15/2030	31,494	37,266
7.00%, 10/15/2030	20,551	24,344
7.00%, 03/15/2031	12,212	14,449
7.00%, 06/15/2031	10,657	12,705
7.00%, 07/15/2031	24,415	29,008
7.00%, 03/15/2032	22,864	27,198
7.00%, 03/15/2032	28,005	33,477
7.00%, 04/15/2032	16,235	18,744
7.00%, 04/15/2032	48,357	57,413
7.00%, 05/15/2032	26,215	31,597
7.00%, 12/15/2036	1,181,984	1,435,541
7.25% (1 Month LIBOR USD + 7.95%), 03/15/2032(2)(7)	26,121	5,025
7.25%, 07/15/2027	680	782
7.25%, 09/15/2030	15,754	18,917
7.25%, 12/15/2030	22,603	26,925
7.30% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032(2)(7)	61,095	11,307
7.30% (1 Month LIBOR USD + 8.00%), 03/15/2032(2)(7)	17,040	3,181
7.36%, 11/15/2046(4)	573,967	700,595
7.38% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033(2)(7)	538,140	633,573
7.50%, 08/15/2022	587	620
7.50%, 02/15/2023	8,222	8,754
7.50%, 04/15/2023	1,712	1,829
7.50%, 04/15/2024	11,502	12,390
7.50%, 08/15/2024	4,252	4,695
7.50%, 09/15/2026	2,270	2,572
7.50%, 01/15/2027	5,806	6,703
7.50%, 01/15/2027	16,009	18,367
7.50%, 09/15/2027	5,179	6,083
7.50%, 03/15/2028	28,108	32,812
7.50%, 05/15/2028	9,828	11,399
7.50%, 06/15/2029	4,853	532

7.50%, 11/15/2029	81	96
7.50%, 05/15/2030	6,810	8,164
7.50%, 08/15/2030	6,871	8,122
7.50%, 10/15/2030	2,096	2,534
7.50%, 11/15/2036	498,781	610,802
7.50%, 12/15/2036	422,181	523,858
7.90% (1 Month LIBOR USD + 8.60%), 07/15/2023(2)(7)	6,177	6,545
7.95% (1 Month LIBOR USD + 8.65%), 02/15/2032(2)(7)	12,884	2,759
8.00%, 08/15/2022	1,470	1,559
8.00%, 09/15/2026	5,837	6,778
8.00%, 11/15/2029	12,385	14,295
8.00%, 01/15/2030	7,977	9,546
8.00%, 01/15/2030	29,467	35,713
8.00%, 03/15/2030	6,814	8,238
8.00%, 04/15/2030	9,146	10,944
8.50%, 09/15/2021	598	625
8.50%, 06/15/2031	25,023	30,641
8.50% (3 Months CMT Index+ 8.90%), 05/15/2023(2)(7)	3,814	4,142
9.00%, 10/15/2020	8	8
9.00%, 04/15/2021	41	42
9.08% (10 Year CMT Index + 10.60%), 05/15/2024(2)(7)	7,095	976
Freddie Mac REMICS SER 3443 CL SY V/R
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037(2)(7)	18,786	23,472
Freddie Mac STACR Trust 2019-HRP1
1.70% (1 Month LIBOR USD + 0.75%), 02/25/2049(2)(3)	1,467,793	1,439,036
Freddie Mac Strips
0.00%, 04/01/2028	52,494	50,598
0.00%, 09/15/2043	838,308	784,956
1.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042(2)	1,321,395	1,337,575
1.25% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042(2)	2,090,481	2,100,522
1.25% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042(2)	1,156,967	1,173,921
3.00%, 08/15/2042	1,630,352	1,768,330
3.00%, 01/15/2043	405,499	436,150
3.50%, 07/15/2042	5,210,730	5,792,816
4.50%, 11/15/2020	299	1
4.50%, 12/15/2020	133	1
5.00%, 09/15/2035	96,636	18,567
5.00%, 09/15/2035	114,785	19,714
5.00%, 09/15/2035	182,434	32,007
7.00% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036(2)(7)	330,555	81,222
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043	19,096	16,666
0.00%, 09/25/2043	21,408	18,647
0.00%, 10/25/2043	24,811	19,902
2.25%, 10/25/2037(4)	1,112,845	1,233,962
3.17% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044(2)	452,588	445,272
4.88%, 07/25/2033(4)	157,946	175,962
5.23%, 05/25/2043	511,445	583,812
5.37%, 07/25/2032(4)	53,270	59,943
6.50%, 02/25/2043	223,596	272,238
7.00%, 02/25/2043	72,806	89,589
7.00%, 10/25/2043	286,209	356,555
7.50%, 02/25/2042	218,985	268,661
7.50%, 08/25/2042(4)	37,026	48,554
7.50%, 07/25/2043	50,270	64,136
7.50%, 09/25/2043	281,794	335,443
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045(3)(4)	2,000,000	1,947,485
FREMF 2013-K35 Mortgage Trust
3.94%, 12/25/2046(3)(4)	2,951,000	2,849,512
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047(3)(4)	2,273,000	2,158,502

FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047(3)(4)	6,000,000	5,645,763
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048(3)(4)	3,510,000	3,399,343
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048(3)(4)	2,135,000	2,059,738
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048(3)(4)	4,000,000	3,696,279
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048(3)(4)	1,500,000	1,392,609
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022(3)(4)	4,000,000	3,894,169
FREMF 2016-K52 Mortgage Trust
3.92%, 01/25/2049(3)(4)	4,750,000	4,616,972
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049(3)(4)	2,450,000	2,313,824
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049(3)(4)	1,845,000	1,825,148
GCAT 2020-1 LLC
2.98%, 01/26/2060(1)(3)	3,096,641	3,079,265
Ginnie Mae
0.00%, 12/20/2032	19,585	19,484
0.00%, 02/17/2033	12,416	12,365
0.00%, 03/16/2033	6,689	6,543
0.00%, 06/16/2033	36,268	34,161
0.00%, 10/20/2033	5,402	5,187
0.00%, 06/20/2034	62,002	60,062
0.00%, 08/20/2035	148,671	139,468
0.00%, 10/20/2035	32,654	29,208
0.00%, 11/20/2035	45,904	43,210
0.00%, 03/20/2036	40,354	37,444
0.00%, 05/20/2036	56,802	55,382
0.00%, 07/20/2036	7,920	7,619
0.00%, 03/20/2037	132,570	126,619
0.00%, 04/16/2037	75,954	68,847
0.00%, 05/20/2037	11,721	10,956
0.00%, 06/16/2037	20,731	19,090
0.00%, 06/16/2037	211,376	200,700
0.00%, 09/20/2037	16,408	16,220
0.00%, 11/16/2037	222,262	211,043
0.00%, 01/20/2038	8,172	7,643
0.00%, 12/20/2040	560,670	530,404
1.00% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037(2)	54,805	54,220
1.59% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038(2)	346,562	349,634
1.65%, 01/20/2063	675,108	674,053
1.65%, 02/20/2063	872,946	871,094
1.65%, 04/20/2063	414,490	414,367
1.66% (1 Year LIBOR USD + 0.00%), 06/20/2067(4)	13,576,549	1,170,300
1.96% (1 Month LIBOR USD + 0.30%), 08/20/2060(2)	1,541	1,517
1.96% (1 Month LIBOR USD + 0.30%), 11/20/2062(2)	5,680	5,589
1.98% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063(2)	1,014,873	1,000,358
4.76%, 03/20/2048(4)	12,500,000	14,065,430
10.65% (1 Month LIBOR USD + 12.20%), 10/20/2034(2)(7)	822	832
11.85% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037(2)(7)	20,346	23,995
12.73% (1 Month LIBOR USD + 14.26%), 10/16/2034(2)(7)	2,352	2,657
13.40% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034(2)(7)	18,972	20,584
13.41% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032(2)(7)	11,505	13,037
14.74% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035(2)(7)	81,714	105,713
15.17% (1 Month LIBOR USD + 16.72%), 05/18/2034(2)(7)	2,635	3,273
17.63% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037(2)(7)	14,391	19,247
17.72% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034(2)(7)	35,777	54,710
17.89% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037(2)(7)	28,945	39,189

18.48% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035(2)(7)	14,200	22,953
19.80% (1 Month LIBOR USD + 22.73%), 08/20/2035(2)(7)	3,093	5,637
2.00% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062(2)	1,918,133	1,886,189
2.07% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063(2)	838,983	827,905
2.08% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063(2)	218,145	213,819
2.09% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060(2)	21,632	21,434
2.10% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065(2)	3,279,572	3,212,049
2.11% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060(2)	19,024	18,629
2.11% (1 Month LIBOR USD + 0.45%), 05/20/2062(2)	1,898	1,891
2.11% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065(2)	1,467,758	1,446,327
2.11% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067(2)	3,003,226	2,973,455
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061(2)	481,079	475,525
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063(2)	265,435	262,564
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063(2)	2,157,284	2,134,636
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064(2)	3,146,152	3,109,303
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064(2)	3,632,830	3,568,793
2.13% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065(2)	530,899	520,528
2.14% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065(2)	3,468,504	3,465,662
2.14% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065(2)	6,907,299	6,781,935
2.14% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065(2)	5,045,431	4,948,859
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061(2)	1,605,739	1,586,875
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063(2)	19,173	19,044
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064(2)	2,154,667	2,114,179
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	1,683,857	1,652,906
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	2,181,598	2,141,121
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064(2)	2,738,570	2,709,451
2.16% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067(2)	5,783,568	5,682,237
2.18% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062(2)	1,974,214	1,956,758
2.20% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065(2)	1,731,031	1,716,745
2.21% (1 Month LIBOR USD + 0.55%), 10/20/2061(2)	5,876	5,845
2.21% (1 Month LIBOR USD + 0.55%), 04/20/2062(2)	1,336	1,326
2.21% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062(2)	40,327	40,158
2.22% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067(2)	5,785,053	5,688,472
2.24% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062(2)	96,374	96,173
2.26% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062(2)	26,066	25,953
2.26% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064(2)	2,749,827	2,710,347
2.26% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064(2)	3,182,517	3,153,960
2.26% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064(2)	5,015,915	4,941,736
2.26% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064(2)	1,258,593	1,234,682
2.30% (1 Year LIBOR USD + 0.00%), 05/20/2067(4)	13,760,573	2,001,526
2.31% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061(2)	40,484	40,243
2.31% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064(2)	2,532,317	2,512,763
2.31% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064(2)	5,057,205	5,016,151
2.31% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064(2)	2,250,147	2,233,568
2.35% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064(2)	2,559,752	2,531,557
2.36% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061(2)	39,700	39,501
2.36% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062(2)	847,839	840,246
2.50%, 04/01/2050(10)	3,850,000	4,023,852
2.50%, 07/20/2047	4,287,276	4,492,243
21.80% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034(2)(7)	23,706	34,513
25.67% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034(2)(7)	27,378	44,438
3.00%, 04/01/2050(10)	10,055,000	10,635,869
3.00%, 12/20/2041	1,000,000	1,104,334
3.00%, 10/20/2045	1,291,303	1,371,652
3.00%, 02/20/2047	3,846,276	4,037,295
3.00%, 09/20/2047	2,179,451	2,368,571
3.00%, 11/20/2047	7,591,877	8,072,813
3.50%, 03/01/2050(10)	6,910,000	7,280,248
3.50%, 07/20/2046	4,272,220	4,497,111
3.50%, 09/20/2046	1,266,381	1,405,480
3.69%, 01/20/2042(4)	337,093	373,844
3.97%, 09/16/2042(4)	218,600	244,852

4.47%, 04/20/2043(4)	209,632	231,271
4.53%, 11/16/2041(4)	355,935	411,923
4.59%, 10/20/2041(4)	599,101	674,832
4.66%, 10/20/2042(4)	1,144,346	1,282,861
4.67%, 09/20/2041(4)	331,312	377,220
4.78%, 11/20/2042(4)	188,192	213,991
4.93% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038(2)(7)	192,460	24,985
5.00%, 04/16/2023	73	73
5.13% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038(2)(7)	185,113	35,490
5.15%, 06/20/2040(4)	145,762	167,269
5.18% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039(2)(7)	152,889	18,156
5.18% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039(2)(7)	146,578	20,066
5.23% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037(2)(7)	133,083	17,096
5.23% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038(2)(7)	1,149,693	179,289
5.23% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038(2)(7)	54,285	7,447
5.23% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038(2)(7)	108,374	10,379
5.27% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039(2)(7)	93,075	10,423
5.30%, 07/20/2060(4)	43,272	45,527
5.31% (1 Month LIBOR USD + 6.08%), 11/20/2034(2)(7)	189,466	3,644
5.31% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039(2)(7)	209,067	28,435
5.32% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039(2)(7)	373,122	75,848
5.33% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034(2)(7)	366,036	53,146
5.38% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038(2)(7)	152,266	19,251
5.40% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039(2)(7)	89,128	11,856
5.40% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039(2)(7)	238,603	34,426
5.41%, 01/20/2039(4)	698,114	801,479
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037(2)(7)	132,407	22,145
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037(2)(7)	75,788	7,571
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(7)	142,310	18,836
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(7)	153,232	24,870
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038(2)(7)	43,378	7,710
5.43% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038(2)(7)	380,670	36,333
5.45% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039(2)(7)	135,253	13,400
5.48% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037(2)(7)	117,779	11,882
5.49%, 01/20/2038(4)	624,352	736,073
5.50% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039(2)(7)	269,424	34,495
5.50%, 01/16/2033	344,207	383,144
5.50%, 04/20/2033	192,732	215,237
5.50%, 03/16/2034	2,875,772	3,262,721
5.50%, 07/20/2035	25,443	4,376
5.50%, 09/20/2035	142,970	161,527
5.50%, 10/16/2037	147,198	10,865
5.50%, 02/20/2038	28,635	2,844
5.50%, 05/20/2039	32,432	4,521
5.50%, 09/20/2039	317,000	396,263
5.50%, 10/20/2039	820,438	953,437
5.53% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035(2)(7)	511,668	114,460
5.53% (1 Month LIBOR USD + 6.30%), 04/20/2038(2)(7)	180,911	526
5.53% (1 Month LIBOR USD + 6.30%), 03/20/2039(2)(7)	4,127	26
5.53% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(7)	140,431	10,749
5.55% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039(2)(7)	229,924	46,417
5.56%, 08/20/2038(4)	219,163	255,355
5.56%, 10/20/2036	142,595	158,937
5.57%, 07/20/2040(4)	223,824	263,687
5.70% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038(2)(7)	594,349	104,321
5.70% (1 Month LIBOR USD + 6.40%), 06/16/2039(2)(7)	49,057	881
5.70% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039(2)(7)	290,640	38,678
5.71%, 08/20/2034(4)	70,605	81,721
5.73% (1 Month LIBOR USD + 6.50%), 06/20/2036(2)(7)	6,475	487
5.73% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037(2)(7)	256,991	27,638
5.74% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037(2)(7)	145,786	19,012
5.75%, 02/20/2036	24,284	25,998

5.75%, 07/20/2038	138,131	150,086
5.77% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037(2)(7)	88,896	12,695
5.78% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037(2)(7)	118,048	14,966
5.78% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037(2)(7)	117,053	16,901
5.78% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037(2)(7)	180,015	25,475
5.82%, 10/20/2033(4)	132,620	152,462
5.83% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041(2)(7)	293,477	53,444
5.84% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037(2)(7)	125,051	17,690
5.85% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033(2)(7)	71,446	7,988
5.85% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033(2)(7)	69,580	8,706
5.85% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034(2)(7)	247,756	43,560
5.87%, 12/20/2038(4)	502,976	587,517
5.87% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037(2)(7)	170,432	24,695
5.88%, 02/20/2037(4)	46,296	53,923
5.91% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037(2)(7)	168,323	32,816
5.93% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036(2)(7)	77,427	14,665
5.96%, 04/20/2037(4)	89,270	103,201
5.98% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035(2)(7)	245,291	62,031
5.98% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037(2)(7)	115,419	20,411
6.00%, 02/20/2029	78,777	78,755
6.00%, 11/20/2032	124,786	132,471
6.00%, 09/16/2033	104,787	120,719
6.00%, 06/20/2034	235,055	270,601
6.00%, 12/20/2035	49,634	7,779
6.00%, 06/20/2038	90,399	106,407
6.00%, 12/20/2038	33,671	2,007
6.00%, 05/20/2039	44,670	8,758
6.00% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037(2)(7)	41,133	7,338
6.03% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035(2)(7)	128,276	141,974
6.03% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036(2)(7)	123,991	17,793
6.11% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037(2)(7)	195,747	33,988
6.13%, 11/20/2038(4)	151,993	178,509
6.50%, 07/20/2032	63,332	63,314
6.50%, 01/20/2033	90,516	103,327
6.50%, 03/20/2033	51,021	57,490
6.50%, 03/20/2033	173,873	199,082
6.50%, 05/20/2033	68,053	78,487
6.50%, 07/20/2036	239,407	282,139
6.50%, 08/20/2036	321,512	372,000
6.50%, 03/20/2039	49,553	8,554
6.50%, 03/20/2039	111,205	24,870
6.53% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038(2)(7)	340,782	73,714
6.83% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038(2)(7)	79,999	12,626
6.93% (1 Month LIBOR USD + 7.70%), 02/20/2033(2)(7)	20,302	2,870
7.00% (1 Month LIBOR USD + 7.70%), 02/16/2033(2)(7)	31,773	479
7.00% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038(2)(7)	69,129	12,513
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034(2)(7)	27,378	29,948
7.00%, 08/16/2039	117,571	132,868
7.00%, 10/16/2040	417,966	506,777
7.55% (1 Month LIBOR USD + 8.25%), 08/16/2031(2)(7)	13,528	42
Ginnie Mae I Pool
3.00%, 05/15/2043	496,797	528,877
3.00%, 07/15/2045	1,593,289	1,686,968
3.50%, 01/15/2042	4,474,328	4,823,277
3.50%, 03/15/2043	1,165,466	1,297,841
3.50%, 04/15/2043	3,898,350	4,200,945
3.50%, 06/15/2043	1,538,825	1,659,606
3.50%, 07/15/2043	591,546	658,662
4.00%, 06/15/2039	406,826	440,099
4.00%, 10/15/2040	227,081	246,025
4.50%, 04/15/2040	2,048,190	2,267,161
5.50%, 04/15/2033	246,349	279,979

5.50%, 06/15/2033	2,684	3,030
5.50%, 12/15/2033	9,993	11,361
5.50%, 07/15/2034	4,287	4,696
5.50%, 09/15/2034	14,721	16,216
6.00%, 11/15/2028	8,813	9,727
6.50%, 01/15/2024	2,357	2,586
6.50%, 03/15/2028	6,669	7,366
6.50%, 09/15/2028	14,154	15,696
6.50%, 10/15/2028	756	843
6.50%, 01/15/2032	55,693	65,319
6.50%, 07/15/2032	2,247	2,465
6.50%, 02/15/2033	9,120	10,372
6.50%, 04/15/2033	5,836	6,677
6.50%, 12/15/2035	61,242	72,938
7.00%, 08/15/2023	164	167
7.00%, 09/15/2023	6,816	7,210
7.00%, 11/15/2023	352	373
7.00%, 02/15/2024	1,935	1,959
7.00%, 09/15/2031	69,373	83,974
7.00%, 02/15/2033	5,478	6,327
7.00%, 06/15/2033	17,300	21,348
7.00%, 06/15/2035	178,366	213,487
7.00%, 04/15/2037	31,285	37,559
7.50%, 11/15/2022	19	19
7.50%, 03/15/2023	150	152
7.50%, 11/15/2026	813	829
7.50%, 07/15/2027	815	819
7.50%, 07/15/2028	602	614
7.50%, 09/15/2028	2,578	2,843
7.50%, 10/15/2037	34,622	43,899
8.00%, 08/15/2028	1,039	1,043
9.00%, 11/15/2024	93	93
9.50%, 10/15/2024	1,781	1,833
9.50%, 12/15/2025	394	396
Ginnie Mae II Pool
2.50%, 12/20/2046	2,861,648	3,005,554
3.00%, 06/20/2042	316,414	339,517
3.00%, 08/20/2042	4,232,010	4,543,014
3.00%, 11/20/2042	2,345,299	2,518,058
3.00%, 12/20/2042	1,199,028	1,287,586
3.00%, 01/20/2043	1,209,648	1,298,976
3.00%, 04/20/2043	3,047,352	3,273,542
3.00%, 09/20/2043	933,645	1,002,972
3.00%, 10/20/2043	139,557	149,925
3.00%, 01/20/2044	801,723	861,429
3.00%, 07/20/2044	360,620	387,390
3.00%, 12/20/2044	703,650	755,626
3.00%, 03/20/2045	7,138,075	7,665,227
3.00%, 04/20/2045	6,540,553	7,024,159
3.00%, 05/20/2045	8,575,722	9,210,441
3.00%, 07/20/2045	2,610,046	2,803,243
3.00%, 10/20/2045	2,931,111	3,148,261
3.00%, 11/20/2045	696,010	747,621
3.00%, 01/20/2046	3,239,874	3,479,812
3.00%, 02/20/2046	1,018,386	1,094,258
3.00%, 04/20/2046	7,040,285	7,529,821
3.00%, 05/20/2046	292,266	313,822
3.00%, 07/20/2046	5,611,762	6,016,688
3.00%, 08/20/2046	6,511,899	6,975,640
3.00%, 09/20/2046	1,919,715	2,056,769
3.00%, 01/20/2047	4,335,604	4,634,148
3.00%, 02/20/2047	5,996,807	6,401,293

3.00%, 03/20/2047	652,388	697,259
3.00%, 07/20/2047	2,724,583	2,912,350
3.00%, 08/20/2047	953,623	1,019,316
3.00%, 11/20/2047	9,901,849	10,562,355
3.50%, 10/20/2042	4,756,264	5,085,101
3.50%, 11/20/2042	1,639,949	1,753,331
3.50%, 05/20/2043	1,109,000	1,185,619
3.50%, 03/20/2045	1,534,493	1,630,840
3.50%, 04/20/2045	12,140,992	12,902,445
3.50%, 10/20/2045	10,039,335	10,719,534
3.50%, 04/20/2046	21,118,157	22,489,020
3.50%, 05/20/2046	9,638,242	10,242,735
3.50%, 06/20/2046	4,079,553	4,358,963
3.50%, 07/20/2046(6)	11,728,664	12,530,077
3.50%, 09/20/2046	1,304,667	1,395,045
3.50%, 12/20/2046	8,306,440	8,827,558
3.50%, 01/20/2047	655,184	690,458
3.50%, 02/20/2047	7,549,402	8,017,674
3.50%, 03/20/2047	9,691,026	10,294,416
3.50%, 05/20/2047	189,293	201,080
3.50%, 06/20/2047	5,770,850	6,080,918
3.50%, 11/20/2047	13,605,010	14,449,778
3.50%, 12/20/2047	2,964,201	3,130,383
3.50%, 11/20/2048	13,603,051	14,363,465
3.50%, 09/20/2049	26,244,951	27,662,462
3.50%, 11/20/2049	6,284,811	6,692,763
4.00%, 10/20/2040	2,133,072	2,325,524
4.00%, 06/20/2042	2,703,810	2,946,262
4.00%, 10/20/2042	5,752,149	6,270,201
4.00%, 12/20/2042	2,795,911	3,047,849
4.00%, 02/20/2043	1,223,508	1,333,728
4.00%, 10/20/2043	4,079,669	4,446,886
4.00%, 11/20/2044	2,246,674	2,448,720
4.00%, 12/20/2044	1,588,965	1,731,931
4.00%, 03/20/2045	411,613	448,651
4.00%, 05/20/2045	5,261,047	5,734,985
4.00%, 06/20/2045	1,060,664	1,156,081
4.00%, 08/20/2045	17,397,340	18,959,267
4.00%, 11/20/2045	5,186,575	5,652,727
4.00%, 01/20/2046	1,693,742	1,845,888
4.00%, 03/20/2046	1,106,198	1,205,516
4.00%, 04/20/2046	2,917,278	3,160,162
4.00%, 05/20/2046	4,945,579	5,351,686
4.00%, 06/20/2046	2,318,572	2,503,666
4.00%, 11/20/2046	2,142,994	2,315,411
4.00%, 02/20/2047	3,738,453	3,993,492
4.00%, 03/20/2047	7,947,939	8,529,023
4.00%, 05/20/2047	678,435	727,086
4.00%, 06/20/2047	2,377,568	2,558,099
4.00%, 07/20/2047	9,773,947	10,578,168
4.00%, 09/20/2047	6,538,986	7,047,312
4.00%, 01/20/2048	2,017,919	2,173,828
4.00%, 04/20/2048	6,372,781	6,851,931
4.25%, 12/20/2047	1,680,659	1,856,014
4.34%, 05/20/2063(4)	167,084	167,777
4.50%, 06/20/2040	720,791	794,025
4.50%, 01/20/2041	584,339	643,826
4.50%, 03/20/2041	546,463	602,056
4.50%, 05/20/2041	273,124	300,945
4.50%, 06/20/2041	1,916,503	2,111,520
4.50%, 09/20/2041	607,247	669,033
4.50%, 09/20/2043	1,548,215	1,696,230

4.50%, 10/20/2043	2,949,899	3,229,299
4.50%, 12/20/2043	1,570,725	1,719,744
4.50%, 01/20/2046	2,463,218	2,688,770
4.50%, 07/20/2046	1,296,916	1,415,628
4.50%, 09/20/2046	2,250,861	2,453,177
4.50%, 11/20/2046	3,909,594	4,276,530
4.50%, 03/20/2047	830,949	900,452
4.50%, 07/20/2047	8,515,426	9,204,831
4.50%, 08/20/2047	2,265,331	2,448,789
4.50%, 09/20/2047	11,614,182	12,490,124
4.50%, 01/20/2048	1,777,860	1,896,636
4.50%, 02/20/2048	8,408,254	9,048,900
4.50%, 03/20/2048	942,404	1,003,123
4.50%, 04/20/2048	875,237	937,335
4.50%, 04/20/2048	1,988,675	2,151,865
4.50%, 04/20/2048	2,843,165	3,049,676
4.50%, 04/20/2048	4,028,335	4,416,927
4.50%, 05/20/2048	2,426,823	2,587,047
4.50%, 05/20/2048	5,889,862	6,461,506
4.50%, 05/20/2048	8,954,333	9,611,068
4.50%, 09/20/2048	2,233,880	2,385,137
4.50%, 11/20/2049	10,891,075	12,040,383
5.00%, 10/20/2037	276,959	306,867
5.00%, 07/20/2040	182,976	202,355
5.00%, 06/20/2044	735,363	812,962
5.00%, 07/20/2044	646,915	712,529
5.00%, 08/20/2045	867,509	947,125
5.00%, 09/20/2046	2,062,076	2,278,982
5.00%, 10/20/2047	417,824	449,757
5.00%, 11/20/2047	1,923,239	2,083,344
5.00%, 06/20/2048	3,645,424	3,930,390
5.00%, 07/20/2048	1,370,043	1,496,688
5.00%, 07/20/2048	4,989,053	5,320,554
5.00%, 07/20/2049	1,683,645	1,851,879
5.00%, 08/20/2049	8,901,105	9,713,293
5.50%, 09/20/2039	111,106	125,485
6.00%, 03/20/2028	5,163	5,759
6.00%, 11/20/2033	4,189	4,774
6.00%, 09/20/2038	418,759	477,451
6.00%, 11/20/2038	4,058	4,523
6.00%, 08/20/2039	207,425	234,531
6.50%, 07/20/2029	60,890	70,547
7.00%, 08/20/2038	20,470	23,855
7.50%, 02/20/2028	1,070	1,208
7.50%, 09/20/2028	3,279	3,743
8.00%, 12/20/2025	442	488
8.00%, 06/20/2026	1,025	1,144
8.00%, 08/20/2026	796	920
8.00%, 09/20/2026	934	1,087
8.00%, 11/20/2026	778	896
8.00%, 10/20/2027	1,928	2,194
8.00%, 11/20/2027	1,859	2,107
8.00%, 12/20/2027	873	993
8.00%, 06/20/2028	487	494
8.00%, 08/20/2028	112	117
8.00%, 09/20/2028	280	287
8.50%, 03/20/2025	194	200
8.50%, 04/20/2025	1,095	1,207
8.50%, 05/20/2025	2,522	2,766
GMACM Mortgage Loan Trust 2005-AR3
3.88%, 06/19/2035(4)	70,623	59,250

GS Mortgage Securities Corp. II
4.26%, 07/10/2051(4)	28,521,000	30,338,130
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034(3)	4,200,000	4,163,848
GS Mortgage Securities Trust 2006-GG8
0.98%, 11/10/2039(3)(4)	1,200,464	5,075
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	12,926,936	13,096,838
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046(4)	5,880,000	6,121,161
GS Mortgage Securities Trust 2013-GC16
1.03%, 11/10/2046(4)	16,592,060	513,926
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,260,000	1,289,524
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,458,693	4,610,083
4.07%, 01/10/2047	4,338,000	4,578,173
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,313,502
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,191,543
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	12,417,986
3.44%, 11/10/2049(4)	1,317,000	1,382,267
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053	2,550,000	2,624,610
GSMPS Mortgage Loan Trust 2004-4
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034(2)(3)	51,874	41,099
GSMPS Mortgage Loan Trust 2005-RP2
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035(2)(3)	91,357	76,329
GSMPS Mortgage Loan Trust 2005-RP3
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035(2)(3)	590,436	466,447
2.83%, 09/25/2035(3)(4)	435,308	59,908
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	19,984	20,538
GSR Mortgage Loan Trust 2003-6F
1.35% (1 Month LIBOR USD + 0.40%), 09/25/2032(2)	4,509	4,339
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	58,171	59,938
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	69,423	67,870
6.50%, 05/25/2034	45,264	45,988
GSR Mortgage Loan Trust 2005-5F
1.45% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035(2)	20,328	18,220
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	103,233	103,833
GSR Mortgage Loan Trust 2005-AR6
4.05%, 09/25/2035(4)	5,709	5,185
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	48,841	56,603
6.00%, 02/25/2036	289,698	198,733
Headlands Residential LLC
3.88%, 08/25/2022(1)(3)	6,170,000	5,877,161
3.97%, 06/25/2024(1)(3)	9,000,000	7,795,585
Home Re 2018-1 Ltd.
2.55% (1 Month LIBOR USD + 1.60%), 10/25/2028(2)(3)	912,317	908,841
Home RE 2019-1 Ltd.
2.60% (1 Month LIBOR USD + 1.65%), 05/25/2029(2)(3)	1,002,956	998,001
HomeBanc Mortgage Trust 2005-3
1.19% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035(2)	273,772	267,066
Impac CMB Trust Series 2004-4
4.87%, 09/25/2034(1)	8,284	8,558

Impac CMB Trust Series 2004-7
1.69% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034(2)	750,023	705,284
Impac CMB Trust Series 2005-4
1.55% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035(2)	92,588	73,759
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	63,456	59,652
Impac Secured Assets Trust 2006-1
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036(2)	221,154	178,642
Impac Secured Assets Trust 2006-2
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036(2)	123,247	119,220
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(3)	5,445,000	5,264,620
JP Morgan Alternative Loan Trust
3.82%, 03/25/2036(4)	27,517	23,102
JP Morgan Chase Commercial Mortgage Securities Corp.
1.70% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029(2)(3)	9,200,000	8,550,237
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.13%, 08/12/2037(3)(4)	1,029,644	110
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.04%, 06/12/2043(4)	1,978,601	2,488
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051(4)	937,669	9
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,287,928
JP Morgan Mortgage Trust 2004-A3
4.91%, 07/25/2034(4)	8,632	8,642
JP Morgan Mortgage Trust 2004-A4
4.79%, 09/25/2034(4)	26,432	23,227
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	4,197	4,216
JP Morgan Mortgage Trust 2005-A1
4.30%, 02/25/2035(4)	72,392	63,631
JP Morgan Mortgage Trust 2005-A4
4.07%, 07/25/2035(4)	75,693	73,112
JP Morgan Mortgage Trust 2006-A2
4.11%, 11/25/2033(4)	222,315	205,894
4.67%, 08/25/2034(4)	413,120	396,188
JP Morgan Mortgage Trust 2006-A3
4.12%, 08/25/2034(4)	56,295	48,140
JP Morgan Mortgage Trust 2006-A7
3.80%, 01/25/2037(4)	56,642	46,062
3.80%, 01/25/2037(4)	99,358	80,799
JP Morgan Mortgage Trust 2007-A1
3.98%, 07/25/2035(4)	51,690	46,949
3.98%, 07/25/2035(4)	788,489	716,844
JP Morgan Mortgage Trust 2007-A2
4.02%, 04/25/2037(4)	207,350	169,177
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	2,288,937	2,405,070
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,033,024
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	8,240,000	8,595,006
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	1,144,415	1,142,864
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050	12,460,000	13,222,966
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	20,889,472
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036(3)	1,027,000	1,000,564
LB-UBS Commercial Mortgage Trust 2007-C2
0.14%, 02/15/2040(4)	307,700	31

LCCM 2017-LC26
3.29%, 07/12/2050(3)	20,300,000	20,800,927
Legacy Mortgage Asset Trust
2.88%, 10/25/2059(1)(3)	5,834,683	5,802,222
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059(1)(3)	951,199	838,252
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059(1)(3)	9,195,076	9,081,728
Lehman Mortgage Trust 2006-2
5.83%, 04/25/2036(4)	51,635	42,166
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	30,126	25,501
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	298,970	178,588
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024(3)	9,210,000	8,357,825
Luminent Mortgage Trust 2005-1
1.21% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035(2)	1,328,818	1,117,139
MASTR Adjustable Rate Mortgages Trust 2004-13
4.56%, 04/21/2034(4)	105,393	98,027
MASTR Adjustable Rate Mortgages Trust 2004-15
4.19%, 12/25/2034(4)	27,004	22,512
MASTR Adjustable Rate Mortgages Trust 2004-3
3.44%, 04/25/2034(4)	25,107	19,811
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	25,531	26,234
6.00%, 01/25/2034	19,198	19,709
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2020	1,055	1,030
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2025	25,787	26,106
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	176,892	182,328
6.25%, 04/25/2034	38,751	39,794
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	24,546	20,007
6.00%, 07/25/2034	16,703	17,376
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	18,233	14,506
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2020	322	320
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	14,907	14,008
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	3,039	2,604
5.00%, 12/25/2033	9,976	9,356
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	2,092	1,632
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	49,922	49,689
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2020	37	37
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2020	170	110
4.75%, 08/25/2020	163	—
MASTR Reperforming Loan Trust 2005-2
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035(2)(3)	819,765	366,224
MASTR Reperforming Loan Trust 2006-2
4.36%, 05/25/2036(3)(4)	97,637	84,824
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035(3)	20,580	14,982

Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.88%, 06/25/2037(4)	66,060	54,395
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.95%, 08/25/2033(4)	34,742	31,053
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.57% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028(2)	70,953	65,118
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.59% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028(2)	89,812	81,747
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.64%, 12/25/2034(4)	65,619	59,785
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
1.41% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029(2)	27,312	23,986
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.52% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029(2)	52,411	46,634
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.32%, 08/25/2034(4)	59,733	56,218
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.73%, 02/25/2035(4)	105,823	92,326
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(3)(4)	1,874,710	1,890,303
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(3)(4)	3,161,499	3,189,126
ML-CFC Commercial Mortgage Trust 2006-4
0.38%, 12/12/2049(3)(4)	572,447	6
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,561,118	7,568,372
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	1,860,212	1,867,739
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,652,000	3,720,875
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	18,100,000	18,937,073
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,242,020
3.73%, 05/15/2048	6,507,000	6,905,978
Morgan Stanley Capital I Trust 2006-IQ12
0.59%, 12/15/2043(3)(4)	257,292	3
Morgan Stanley Capital I Trust 2007-HQ11
0.22%, 02/12/2044(3)(4)	217,645	30
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044(3)(4)	171,660	2
Morgan Stanley Capital I Trust 2007-IQ13
0.41%, 03/15/2044(3)(4)	464,667	1,324
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	184,313	184,426
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029(3)	4,241,000	4,177,079
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,617,934
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051	2,552,000	2,902,525
Morgan Stanley Capital I Trust 2019-H7
3.01%, 07/15/2052	1,372,854	1,424,948
Morgan Stanley Mortgage Loan Trust 2004-3
5.62%, 04/25/2034(4)	166,519	169,548
Morgan Stanley Mortgage Loan Trust 2004-9
3.07%, 10/25/2020(4)	13,684	12,495
Mortgage Insurance-Linked Notes Series 2020-1
1.90% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 02/25/2030(2)(3)	1,100,000	1,054,606
MortgageIT Trust 2005-2
1.47% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035(2)	570,495	539,945
MRA Issuance Trust 2020-1
2.98% (1 Month LIBOR USD + 1.40%), 12/08/2020(2)(3)	33,900,000	33,792,408

MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036(3)	6,108,000	5,693,115
2.72%, 12/15/2036(3)	9,990,000	9,753,965
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.18% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030(2)	193,418	178,877
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.14% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030(2)	43,648	40,025
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034(3)(4)	52,617	48,329
NCUA Guaranteed Notes Trust 2010-R3
1.58% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020(2)	1,066,936	1,064,648
2.40%, 12/08/2020	29,850	29,931
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057(3)(4)	3,227,090	3,351,234
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057(3)(4)	5,352,692	5,543,059
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057(3)(4)	3,569,819	3,701,476
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057(3)(4)	20,603,964	20,589,302
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033	8,938	8,459
6.00%, 05/25/2033	19,651	19,077
7.00%, 04/25/2033	7,954	8,319
Oaktown Re II Ltd.
2.50% (1 Month LIBOR USD + 1.55%), 07/25/2028(2)(3)	1,095,597	1,089,838
Oaktown Re III Ltd.
2.35% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029(2)(3)	1,461,209	1,454,355
Park Avenue Funding Trust 2019-4
2.46% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 05/27/2021(2)(3)	29,257,023	29,055,559
Park Avenue Funding Trust 2020-1
2.46% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 08/27/2021(2)(3)(13)	6,295,122	6,295,122
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	64,501	65,546
Radnor Re 2018-1 Ltd.
2.35% (1 Month LIBOR USD + 1.40%), 03/25/2028(2)(3)	1,172,789	1,170,175
RALI Series 2002-QS16 Trust
14.64% (1 Month LIBOR USD + 16.62%), 10/25/2049(2)(7)	118	73
RALI Series 2003-QS14 Trust
5.00%, 07/25/2020	1,087	1,060
RALI Series 2003-QS9 Trust
6.60% (1 Month LIBOR USD + 7.55%), 05/25/2049(2)(7)	1,019	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023	956	922
RALI Series 2005-QA6 Trust
5.24%, 05/25/2035(4)	102,585	66,044
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	14,895	12,774
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031(3)	512,000	503,585
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036(3)(4)	139,734	140,758
RBSSP Resecuritization Trust 2009-12
5.34%, 11/25/2033(3)(4)	131,194	130,648
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035(3)	6,082	4,315
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021	1,399	1,406
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,791,702	1,706,202
Residential Asset Securitization Trust 2005-A2
4.10% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035(2)(7)	652,654	60,557

Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	54,796	50,236
RFMSI Series 2005-SA4 Trust
4.02%, 09/25/2035(4)	33,171	27,657
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057	4,399,460	4,699,499
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058	8,406,059	9,342,726
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	10,887,910	11,668,667
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058	3,880,000	4,278,500
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059	8,219,404	8,892,752
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059	9,500,000	9,958,301
Sequoia Mortgage Trust 2004-10
1.39% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034(2)	37,843	32,050
Sequoia Mortgage Trust 2004-11
1.37% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034(2)	110,836	96,613
Sequoia Mortgage Trust 2004-12
2.22% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035(2)	94,952	78,986
Sequoia Mortgage Trust 2004-8
1.47% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034(2)	704,904	633,404
2.45% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034(2)	101,715	91,312
Series RR 2014-1 Trust
0.00%, 05/25/2047(3)	1,603,000	1,423,962
Station Place Securitization Trust Series 2019-WL1
1.60% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 08/25/2052(2)(3)	4,683,333	4,663,853
Structured Asset Mortgage Investments II Trust 2004-AR5
1.41% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034(2)	107,048	95,919
Structured Asset Mortgage Investments II Trust 2005-AR5
1.00% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035(2)	386,571	341,132
Structured Asset Mortgage Investments Trust 2003-CL1
1.35% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032(2)	232,724	219,844
Structured Asset Securities Corp.
1.30% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035(2)(3)	67,677	54,688
4.05%, 12/25/2033(4)	1,113,457	977,105
4.08%, 12/25/2033(4)	116,941	100,486
5.15%, 02/25/2034(1)	175,940	181,232
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
3.83%, 11/25/2033(4)	26,878	24,600
Tharaldson Hotel Portfolio Trust 2018-THPT
1.76% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034(2)(3)	1,117,101	1,055,520
Thornburg Mortgage Securities Trust 2003-4
1.59% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043(2)	454,635	411,030
Thornburg Mortgage Securities Trust 2003-5
3.90%, 10/25/2043(4)	2,382,324	2,125,388
Thornburg Mortgage Securities Trust 2004-4
3.51%, 12/25/2044(4)	242,293	220,914
Thornburg Mortgage Securities Trust 2005-1
3.71%, 04/25/2045(4)	626,032	546,909
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022(1)	6,665,000	5,953,090
UBS Commercial Mortgage Trust 2012-C1
2.07%, 05/10/2045(3)(4)	1,463,939	44,799
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050	10,114,000	10,531,381
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	22,564,820
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	10,560,524

UBS-BAMLL Trust
3.66%, 06/10/2030(3)	1,787,000	1,821,844
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.30%, 05/10/2063(3)(4)	5,202,281	124,852
3.53%, 05/10/2063	1,073,000	1,082,341
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	275,617
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	129,139	138,103
Vendee Mortgage Trust 1994-1
5.26%, 02/15/2024(4)	42,741	45,585
6.50%, 02/15/2024	118,026	127,467
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	80,614	92,157
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	36,231	41,228
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	122,408	140,712
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	81,501	91,840
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(3)	2,283,000	2,271,774
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029(3)	2,500,000	2,494,538
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045(3)(4)	364,155	4
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.11%, 10/25/2033(4)	193,053	169,172
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.43%, 08/25/2033(4)	54,289	49,336
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.31%, 09/25/2033(4)	347,680	306,727
4.39%, 09/25/2033(4)	56,063	48,299
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	68,089	69,473
WaMu Mortgage Pass-Through Certificates Series 2003-S4
14.86% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033(2)(7)	20,513	25,949
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	3,079	2,607
5.25%, 10/25/2033	242,376	246,228
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.87%, 01/25/2035(4)	1,856,106	1,720,706
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.37%, 06/25/2034(4)	105,865	94,840
4.37%, 06/25/2034(4)	1,878,743	1,686,918
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034	643,575	652,688
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034	1,948,945	1,928,289
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	41,271	42,030
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	263,262	268,706
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	37,719	36,583
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.81%, 09/25/2036(4)	6,464	5,454
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.89%, 08/25/2046(4)	49,120	43,362
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	10,107	7,568
5.50%, 03/25/2035	82,598	77,075

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.05% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035(2)(7)	218,380	34,751
4.10% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035(2)(7)	622,366	87,358
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	221,449	39,097
5.50%, 06/25/2035	222,109	183,617
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	36,846	33,581
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	17,005	14,509
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	100	84
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	4,575	3,737
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	18,198	15,626
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	64,430	64,346
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,140,346	9,287,916
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,255,013
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	758,395
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,420,743
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,468,216
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	7,272,631	7,631,957
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,698,000	3,815,167
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049	20,000,000	19,783,154
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	14,180,151
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060	10,000,000	10,599,367
Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052	1,085,000	1,150,864
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052	3,079,000	3,203,362
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053	3,380,000	3,381,275
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	15,750	14,179
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044(3)	1,021,164	1,032,672
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,333,801	9,401,542
WFRBS Commercial Mortgage Trust 2013-C11
4.26%, 03/15/2045(3)(4)	300,000	262,906
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046	229,750	233,423
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,360,324
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,214,954	3,306,635
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	3,980,865
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,531,276

Total Mortgage-Backed Obligations (Cost: $5,235,786,992)		5,471,925,564

Total Bonds & Notes (Cost: $12,928,338,740)		13,437,574,212

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%(2)	95,000	2,332,250

Total Financials		2,332,250

Total Preferred Stocks (Cost: $2,375,000)		2,332,250

SHORT-TERM INVESTMENTS – 3.29%
Money Market Funds – 3.10%
Fidelity Institutional Money Market Government Fund - Class I, 0.34%(11)(12)	423,312,033	423,312,033

Total Money Market Funds (Cost: $423,312,033)		423,312,033

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 01/28/2021	$2,000,000	1,997,920

Total U.S. Treasury Bills (Cost: $1,976,008)		1,997,920

Time Deposits – 0.18%
ANZ, London, 0.15% due 04/01/2020	14,290,120	14,290,120
ING Bank, Amsterdam, 0.15% due 04/01/2020	10,239,091	10,239,091

Total Time Deposits (Cost: $24,529,211)		24,529,211

Total Short-Term Investments (Cost: $449,817,252)		449,839,164

TOTAL INVESTMENTS IN SECURITIES – 101.59% (Cost: $13,380,530,992)		13,889,745,626

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.59)%		(217,166,815)

TOTAL NET ASSETS – 100.00%		$13,672,578,811

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2020.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,653,466,674, which represents 19.41% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2020.

(5)	Security in default as of March 31, 2020. The value of these securities total $206,745, which represents 0.00% of total net assets.

(6)	Assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $26,928,000, which represents 0.20% of total net assets.

(7)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(8)	Security that is restricted at March 31, 2020. The value of the restricted security totals $261,848, which represents $0.00 of total net assets.

(9)	Inflation protected security. The value of these securities total $6,088,761, which represents 0.04% of total net assets.

(10)	Delayed delivery purchase commitment security. The value of these securities total $140,346,745, which represents 1.03% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Partially assigned as collateral for certain delayed delivery securities.

(13)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $93,414,359 or 0.68% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
452	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2020	$99,600,432	$99,613,031	$12,599
3,278	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2020	403,424,002	410,928,032	7,504,030
2	U.S. 10 Year Ultra Future	J.P. Morgan	Jun. 2020	293,181	312,063	18,882
1,000	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2020	205,074,211	221,875,000	16,800,789

						$24,336,300

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(959)	U.S. 10 Year Note Future	J.P. Morgan	Jun. 2020	$(132,070,798)	$(133,001,312)	$(930,514)
(24)	U.S. Long Bond Future	J.P. Morgan	Jun. 2020	(4,284,552)	(4,297,500)	(12,948)

						$(943,462)

						$23,392,838

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
1.25%	U.S. Federal Funds Effective Rate Index	Received	Annually	11/15/2045	$518,000	$(114)	$(77,321)	$(77,435)
1.38%	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	14,385,000	(1,884)	205,478	203,594
1.48%	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	7,490,000	6,362	110,615	116,977
1.60%	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	5,370,000	22,137	71,707	93,844
1.61%	U.S. Federal Funds Effective Rate Index	Received	Annually	8/15/2029	281,000	286	(31,064)	(30,778)
2.49%	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	250,315,000	(1,070,883)	(31,494,755)	(32,565,638)

						$(1,044,096)	$(31,215,340)	$(32,259,436)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,554,335,431	$54,736,990	$1,609,072,421
Corporate Bonds
Basic Materials	—	128,709,190	—	128,709,190
Communications	—	315,917,826	—	315,917,826
Consumer, Cyclical	—	221,554,825	—	221,554,825
Consumer, Non-cyclical	—	602,442,078	—	602,442,078
Diversified	—	3,853,855	—	3,853,855
Energy	—	380,155,645	—	380,155,645
Financials	—	1,621,632,580	—	1,621,632,580
Industrials	—	231,963,077	—	231,963,077
Technology	—	151,016,016	—	151,016,016
Utilities	—	496,838,353	—	496,838,353
Government Related
Other Government Related	—	292,695,347	—	292,695,347
U.S. Treasury	—	1,909,797,435	—	1,909,797,435
Mortgage-Backed Obligations	—	5,433,248,195	38,677,369	5,471,925,564
Preferred Stocks
Financials	2,332,250	—	—	2,332,250
Short-Term Investments
Money Market Funds	423,312,033	—	—	423,312,033
U.S. Treasury Bills	—	1,997,920	—	1,997,920
Time Deposits	—	24,529,211	—	24,529,211
Futures Contracts (1)	24,336,300	—	—	24,336,300
Swap Contracts (1)	—	414,415	—	414,415

Total Assets	$449,980,583	$13,371,101,399	$93,414,359	$13,914,496,341

Liabilities
Futures Contracts (1)	$(943,462)	$—	$—	$(943,462)
Swap Contracts (1)	—	(32,673,851)	—	(32,673,851)

Total Liabilities	$(943,462)	$(32,673,851)	$—	$(33,617,313)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of March 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements*

Investment Type	Fair Value at 3/31/20	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$5,700,000	Cost Basis	Purchase Price	$100.00	$100.00
Mortgage-Backed Obligations	$6,421,461	Cost Basis	Purchase Price	$99.90	$99.90

*

The table above does not include Level 3 securities that are valued by brokers. At March 31, 2020, the value of these securities was $81,292,898 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.